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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23282 .

PFM MULTI-MANAGER SERIES TRUST

(Exact name of registrant as specified in charter)

213 Market Street

Harrisburg, Pennsylvania 17101-2141

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Jonathan Kopcsik, Esq.

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, Pennsylvania 19103-7018

Registrant’s telephone number, including area code:	(833) 736-6678

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 97.3%
CONSUMER DISCRETIONARY - 11.8%
1-800-Flowers.com, Inc., Class A(a)	300	$3,765
Aaron’s, Inc.	1,000	43,450
Abercrombie & Fitch Co., Class A	800	19,584
Acushnet Holdings Corp.	400	9,784
Adient PLC	1,600	78,704
Adtalem Global Education, Inc.(a)	700	33,670
Advance Auto Parts, Inc.	3,750	508,875
Amazon.com, Inc.(a)	5,830	9,909,834
AMC Entertainment Holdings, Inc., Class A	600	9,540
AMC Networks, Inc., Class A(a)	600	37,320
America’s Car-Mart, Inc.(a)	100	6,190
American Axle & Manufacturing Holdings, Inc.(a)	1,100	17,116
American Eagle Outfitters, Inc.	3,000	69,750
American Outdoor Brands Corp.(a)	600	7,218
American Public Education, Inc.(a)	200	8,420
Aptiv PLC	26,825	2,457,975
Aramark	3,900	144,690
Asbury Automotive Group, Inc.(a)	200	13,710
Ascena Retail Group, Inc.(a)	2,000	7,970
At Home Group, Inc.(a)	100	3,915
Autoliv, Inc.	3,289	471,051
AutoNation, Inc.(a)	700	34,006
AutoZone, Inc.(a)	400	268,372
Barnes & Noble, Inc.	700	4,445
Beazer Homes USA, Inc.(a)	400	5,900
Bed Bath & Beyond, Inc.	1,600	31,880
Belmond Ltd., Class A(a)	1,000	11,150
Best Buy Co., Inc.	3,700	275,946
Big Lots, Inc.	500	20,890
BJ’s Restaurants, Inc.	200	12,000
Bloomin’ Brands, Inc.	1,000	20,100
Bojangles’, Inc.(a)	200	2,880
Booking Holdings, Inc.(a)	700	1,418,963
Boot Barn Holdings, Inc.(a)	200	4,150
BorgWarner, Inc.	3,400	146,744
Boyd Gaming Corp.	1,000	34,660
Bright Horizons Family Solutions, Inc.(a)	900	92,268
Brinker International, Inc.	500	23,800
Brunswick Corp.	1,300	83,824
Buckle, Inc. (The)	300	8,070
Burlington Stores, Inc.(a)	1,100	165,583
Cable One, Inc.	100	73,329
Caesars Entertainment Corp.(a)	8,500	90,950
Caleres, Inc.	500	17,195
Callaway Golf Co.	1,100	20,867
Camping World Holdings, Inc., Class A	400	9,992
Capella Education Co.	100	9,870
Career Education Corp.(a)	800	12,936
CarMax, Inc.(a)	2,700	196,749
Carnival Corp.	5,900	338,129
Carriage Services, Inc.	200	4,910
Carrols Restaurant Group, Inc.(a)	400	5,940
Carter’s, Inc.	600	65,034
Carvana Co.(a)	300	12,480
Cato Corp. (The), Class A	300	7,386
Cavco Industries, Inc.(a)	100	20,765
CBS Corp., Class B, NVDR	4,900	275,478
Central European Media Enterprises Ltd., Class A(a)	900	3,735
Century Communities, Inc.(a)	200	6,310
Charter Communications, Inc., Class A(a)	2,600	762,346
Cheesecake Factory, Inc. (The)	500	27,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Chegg, Inc.(a)	1,500	41,685
Chico’s FAS, Inc.	1,500	12,210
Children’s Place, Inc. (The)	200	24,160
Chipotle Mexican Grill, Inc.(a)	350	150,979
Choice Hotels International, Inc.	400	30,240
Churchill Downs, Inc.	200	59,300
Chuy’s Holdings, Inc.(a)	200	6,140
Cinemark Holdings, Inc.	1,800	63,144
Citi Trends, Inc.	200	5,488
Columbia Sportswear Co.	600	54,882
Comcast Corp., Class A	65,500	2,149,055
Conn’s, Inc.(a)	200	6,600
Cooper Tire & Rubber Co.	600	15,780
Cooper-Standard Holdings, Inc.(a)	200	26,134
Core-Mark Holding Co., Inc.	500	11,350
Cracker Barrel Old Country Store, Inc.	300	46,863
Crocs, Inc.(a)	800	14,088
Culp, Inc.	100	2,455
Dana, Inc.	1,700	34,323
Darden Restaurants, Inc.	1,900	203,414
Dave & Buster’s Entertainment, Inc.(a)	500	23,800
Deckers Outdoor Corp.(a)	400	45,156
Del Frisco’s Restaurant Group, Inc.(a)	200	2,520
Del Taco Restaurants, Inc.(a)	400	5,672
Denny’s Corp.(a)	700	11,151
Dick’s Sporting Goods, Inc.	900	31,725
Dillard’s, Inc., Class A	200	18,900
Dine Brands Global, Inc.	200	14,960
Discovery, Inc.(a)	4,900	124,950
Discovery, Inc., Class A(a)	2,600	71,500
DISH Network Corp., Class A(a)	3,000	100,830
Dollar General Corp.	4,000	394,400
Dollar Tree, Inc.(a)	3,400	289,000
Domino’s Pizza, Inc.	600	169,302
Dorman Products, Inc.(a)	300	20,493
DR Horton, Inc.	5,100	209,100
Drive Shack, Inc.(a)	700	5,404
DSW, Inc., Class A	800	20,656
Dunkin’ Brands Group, Inc.	1,200	82,884
Eldorado Resorts, Inc.(a)	900	35,190
Emerald Expositions Events, Inc.	200	4,120
Entercom Communications Corp., Class A	1,500	11,325
Entravision Communications Corp., Class A	800	4,000
Eros International PLC(a)	400	5,200
Ethan Allen Interiors, Inc.	300	7,350
EW Scripps Co. (The), Class A	700	9,373
Expedia Group, Inc.	1,800	216,342
Express, Inc.(a)	900	8,235
Extended Stay America, Inc., UNIT	3,300	71,313
Fiesta Restaurant Group, Inc.(a)	300	8,610
Five Below, Inc.(a)	900	87,939
Flexsteel Industries, Inc.	100	3,990
Floor & Decor Holdings, Inc., Class A(a)	800	39,464
Foot Locker, Inc.	1,900	100,035
Ford Motor Co.	56,000	619,920
Fossil Group, Inc.(a)	500	13,435
Fox Factory Holding Corp.(a)	400	18,620
G-III Apparel Group Ltd.(a)	500	22,200
GameStop Corp., Class A	1,100	16,027
Gannett Co., Inc.	1,300	13,910
Gap, Inc. (The)	3,300	106,887
Garmin Ltd.	1,700	103,700
GCI Liberty, Inc., Class A(a)	1,600	72,128
General Motors Co.	18,800	740,720
Genesco, Inc.(a)	200	7,940

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Gentex Corp.	4,000	92,080
Gentherm, Inc.(a)	400	15,720
Genuine Parts Co.	2,200	201,938
Golden Entertainment, Inc.(a)	200	5,398
Goodyear Tire & Rubber Co. (The)	3,400	79,186
GoPro, Inc., Class A(a)	1,200	7,728
Graham Holdings Co., Class B	70	41,027
Grand Canyon Education, Inc.(a)	600	66,966
Gray Television, Inc.(a)	900	14,220
Green Brick Partners, Inc.(a)	300	2,940
Group 1 Automotive, Inc.	200	12,600
Groupon, Inc.(a)	6,300	27,090
Guess?, Inc.	700	14,980
H&R Block, Inc.	3,000	68,340
Hanesbrands, Inc.	5,100	112,302
Harley-Davidson, Inc.	2,300	96,784
Hasbro, Inc.	1,800	166,158
Haverty Furniture Cos., Inc.	200	4,320
Helen of Troy Ltd.(a)	300	29,535
Hibbett Sports, Inc.(a)	200	4,580
Hilton Grand Vacations, Inc.(a)	1,400	48,580
Hilton Worldwide Holdings, Inc.	4,000	316,640
Home Depot, Inc. (The)	29,225	5,701,797
Hooker Furniture Corp.	100	4,690
Houghton Mifflin Harcourt Co.(a)	1,200	9,180
Hudson Ltd., Class A(a)	500	8,745
Hyatt Hotels Corp., Class A	700	54,005
ILG, Inc.	2,000	66,060
IMAX Corp.(a)	600	13,290
Installed Building Products, Inc.(a)	200	11,310
International Game Technology PLC	1,200	27,888
International Speedway Corp., Class A	300	13,410
Interpublic Group of Cos., Inc. (The)	6,300	147,672
iRobot Corp.(a)	300	22,731
Jack in the Box, Inc.	600	51,072
JC Penney Co., Inc.(a)	3,600	8,424
John Wiley & Sons, Inc., Class A	6,000	374,400
Johnson Outdoors, Inc., Class A	100	8,453
K12, Inc.(a)	400	6,548
KB Home	1,000	27,240
Kohl’s Corp.	2,500	182,250
L Brands, Inc.	3,300	121,704
La-Z-Boy, Inc.	500	15,300
Lands’ End, Inc.(a)	200	5,580
Las Vegas Sands Corp.	5,200	397,072
Laureate Education, Inc., Class A(a)	600	8,598
LCI Industries	300	27,045
Lear Corp.	1,000	185,810
Leggett & Platt, Inc.	1,900	84,816
Lennar Corp., Class A	4,100	215,250
Lennar Corp., Class B	200	8,538
LGI Homes, Inc.(a)	200	11,546
Liberty Broadband Corp.(a)	1,500	113,580
Liberty Broadband Corp., Class A(a)	300	22,692
Liberty Expedia Holdings, Inc., Class A(a)	600	26,364
Liberty Latin America Ltd., Class A(a)	600	11,472
Liberty Latin America Ltd., Class C(a)	1,600	31,008
Liberty Media Corp-Liberty Braves(a)	400	10,344
Liberty Media Corp-Liberty Formula One(a)	3,000	111,390
Liberty Media Corp-Liberty Formula One, Class A(a)	300	10,593
Liberty Media Corp-Liberty SiriusXM(a)	2,500	113,400
Liberty Media Corp-Liberty SiriusXM, Class A(a)	1,500	67,575
Liberty TripAdvisor Holdings, Inc., Class A(a)	800	12,880
Lions Gate Entertainment Corp., Class A	600	14,892
Lions Gate Entertainment Corp., Class B	1,200	28,152

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Lithia Motors, Inc., Class A	300	28,371
Live Nation Entertainment, Inc.(a)	1,800	87,426
LKQ Corp.(a)	4,900	156,310
Loral Space & Communications, Inc.(a)	100	3,760
Lowe’s Cos., Inc.	12,200	1,165,954
Lululemon Athletica, Inc.(a)	1,400	174,790
Lumber Liquidators Holdings, Inc.(a)	300	7,305
M/I Homes, Inc.(a)	300	7,944
Macy’s, Inc.	4,800	179,664
Madison Square Garden Co. (The), Class A(a)	300	93,057
Malibu Boats, Inc., Class A(a)	200	8,388
Marcus Corp. (The)	200	6,500
MarineMax, Inc.(a)	200	3,790
Marriott International, Inc., Class A	4,400	557,040
Marriott Vacations Worldwide Corp.	300	33,888
Mattel, Inc.	5,500	90,310
MCBC Holdings, Inc.(a)	200	5,790
McDonald’s Corp.	11,300	1,770,597
MDC Holdings, Inc.	500	15,385
Meredith Corp.	500	25,500
Meritage Homes Corp.(a)	400	17,580
MGM Resorts International	7,400	214,822
Michael Kors Holdings Ltd.(a)	2,000	133,200
Michaels Cos., Inc. (The)(a)	1,300	24,921
Modine Manufacturing Co.(a)	600	10,950
Mohawk Industries, Inc.(a)	900	192,843
Monarch Casino & Resort, Inc.(a)	100	4,405
Monro, Inc.	400	23,240
Motorcar Parts of America, Inc.(a)	200	3,742
Movado Group, Inc.	200	9,660
MSG Networks, Inc., Class A(a)	700	16,765
Murphy USA, Inc.(a)	400	29,716
National CineMedia, Inc.	700	5,880
National Vision Holdings, Inc.(a)	300	10,971
Nautilus, Inc.(a)	300	4,710
Netflix, Inc.(a)	5,970	2,336,837
New Media Investment Group, Inc.	600	11,088
New York Times Co. (The), Class A	2,400	62,160
Newell Brands, Inc.	7,300	188,267
News Corp., Class A	5,400	83,700
News Corp., Class B	1,400	22,190
Nexstar Media Group, Inc., Class A	800	58,720
NIKE, Inc., Class B	18,000	1,434,240
Nordstrom, Inc.	1,600	82,848
Norwegian Cruise Line Holdings Ltd.(a)	3,100	146,475
Nutrisystem, Inc.	300	11,550
NVR, Inc.(a)	50	148,518
O’Reilly Automotive, Inc.(a)	1,200	328,284
Office Depot, Inc.	5,900	15,045
Ollie’s Bargain Outlet Holdings, Inc.(a)	700	50,750
Omnicom Group, Inc.	3,400	259,318
Overstock.com, Inc.(a)	200	6,730
Oxford Industries, Inc.	200	16,596
Papa John’s International, Inc.	300	15,216
Party City Holdco, Inc.(a)	400	6,100
Penn National Gaming, Inc.(a)	1,000	33,590
Penske Automotive Group, Inc.	400	18,740
PetMed Express, Inc.	200	8,810
PICO Holdings, Inc.(a)	300	3,495
Pinnacle Entertainment, Inc.(a)	600	20,238
Planet Fitness, Inc., Class A(a)	1,600	70,304
Polaris Industries, Inc.	900	109,962
Pool Corp.	500	75,750
Potbelly Corp.(a)	300	3,885
PulteGroup, Inc.	3,500	100,625

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

PVH Corp.	1,200	179,664
Qurate Retail, Inc.(a)	7,200	152,784
Ralph Lauren Corp.	800	100,576
RCI Hospitality Holdings, Inc.	100	3,165
Reading International, Inc., Class A(a)	200	3,190
Red Robin Gourmet Burgers, Inc.(a)	100	4,660
Red Rock Resorts, Inc., Class A	800	26,800
Regis Corp.(a)	400	6,616
Rent-A-Center, Inc.	500	7,360
RH(a)	400	55,880
Roku, Inc.(a)	600	25,572
Ross Stores, Inc.	5,500	466,125
Royal Caribbean Cruises Ltd.	2,500	259,000
Ruth’s Hospitality Group, Inc.	300	8,415
Sally Beauty Holdings, Inc.(a)	15,300	245,259
Scholastic Corp.	300	13,293
Scientific Games Corp., Class A(a)	600	29,490
SeaWorld Entertainment, Inc.(a)	800	17,456
Service Corp. International/US	2,500	89,475
ServiceMaster Global Holdings, Inc.(a)	1,800	107,046
Shake Shack, Inc., Class A(a)	300	19,854
Shutterfly, Inc.(a)	400	36,012
Signet Jewelers Ltd.	1,200	66,900
Sinclair Broadcast Group, Inc., Class A	800	25,720
Sirius XM Holdings, Inc.	22,600	153,002
Six Flags Entertainment Corp.	1,200	84,060
Skechers U.S.A., Inc., Class A(a)	2,400	72,024
Sleep Number Corp.(a)	400	11,608
Sonic Automotive, Inc., Class A	300	6,180
Sonic Corp.	400	13,768
Sotheby’s(a)	400	21,736
Standard Motor Products, Inc.	200	9,668
Starbucks Corp.	19,600	957,460
Steven Madden Ltd.	700	37,170
Stoneridge, Inc.(a)	300	10,542
Strayer Education, Inc.	100	11,301
Sturm Ruger & Co., Inc.	200	11,200
Superior Industries International, Inc.	300	5,370
Tailored Brands, Inc.	600	15,312
Tapestry, Inc.	4,300	200,853
Target Corp.	7,800	593,736
Taylor Morrison Home Corp., Class A(a)	1,300	27,014
TEGNA, Inc.	2,500	27,125
Tempur Sealy International, Inc.(a)	500	24,025
Tenneco, Inc.	600	26,376
Tesla, Inc.(a)	1,940	665,323
Texas Roadhouse, Inc.	1,200	78,612
Thor Industries, Inc.	900	87,651
Tiffany & Co.	1,800	236,880
Tile Shop Holdings, Inc.	500	3,850
TJX Cos., Inc. (The)	9,100	866,138
Toll Brothers, Inc.	2,300	85,077
TopBuild Corp.(a)	400	31,336
Tower International, Inc.	200	6,360
Tractor Supply Co.	6,800	520,132
TRI Pointe Group, Inc.(a)	1,700	27,812
Tribune Media Co., Class A	1,300	49,751
TripAdvisor, Inc.(a)	1,600	89,136
tronc, Inc.(a)	200	3,456
Tupperware Brands Corp.	600	24,744
Twenty-First Century Fox, Inc., Class A	15,000	745,350
Twenty-First Century Fox, Inc., Class B	64,200	3,163,134
Ulta Salon Cosmetics & Fragrance, Inc.(a)	2,400	560,304
Under Armour, Inc., Class A(a)	3,100	69,688
Under Armour, Inc., Class C(a)	3,200	67,456

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Unifi, Inc.(a)	200	6,340
Universal Electronics, Inc.(a)	200	6,610
Urban Outfitters, Inc.(a)	1,400	62,370
Vail Resorts, Inc.	600	164,514
VF Corp.	4,700	383,144
Viacom, Inc., Class A	100	3,545
Viacom, Inc., Class B	5,400	162,864
Vista Outdoor, Inc.(a)	700	10,843
Visteon Corp.(a)	400	51,696
Walt Disney Co. (The)	21,400	2,242,934
Wayfair, Inc., Class A(a)	800	95,008
Weight Watchers International, Inc.(a)	700	70,770
Wendy’s Co. (The)	2,100	36,078
Weyco Group, Inc.	100	3,640
Whirlpool Corp.	1,100	160,853
William Lyon Homes, Class A(a)	400	9,280
Williams-Sonoma, Inc.	1,400	85,932
Wingstop, Inc.	300	15,636
Winnebago Industries, Inc.	400	16,240
Wolverine World Wide, Inc.	1,100	38,247
World Wrestling Entertainment, Inc., Class A	500	36,410
Wyndham Destinations, Inc.	1,300	57,551
Wyndham Hotels & Resorts, Inc.	1,300	76,479
Wynn Resorts Ltd.	1,500	251,010
Yum China Holdings, Inc.	5,500	211,530
Yum! Brands, Inc.	4,900	383,278
ZAGG, Inc.(a)	300	5,190
Zoe’s Kitchen, Inc.(a)	200	1,952
Zumiez, Inc.(a)	200	5,010
Total Consumer Discretionary		62,424,828
CONSUMER STAPLES - 6.6%
Altria Group, Inc.	27,800	1,578,762
Andersons, Inc. (The)	300	10,260
Archer-Daniels-Midland Co.	8,000	366,640
B&G Foods, Inc.	800	23,920
Boston Beer Co., Inc. (The), Class A(a)	100	29,970
Brown-Forman Corp., Class A	600	29,316
Brown-Forman Corp., Class B	8,991	440,649
Bunge Ltd.	1,900	132,449
Cal-Maine Foods, Inc.(a)	300	13,755
Calavo Growers, Inc.	200	19,230
Campbell Soup Co.	8,450	342,563
Casey’s General Stores, Inc.	600	63,048
Central Garden & Pet Co.(a)	100	4,348
Central Garden & Pet Co., Class A(a)	400	16,188
Chefs’ Warehouse, Inc. (The)(a)	200	5,700
Church & Dwight Co., Inc.	3,800	202,008
Clorox Co. (The)	3,867	523,012
Coca-Cola Bottling Co. Consolidated	100	13,513
Coca-Cola Co. (The)	55,700	2,443,002
Colgate-Palmolive Co.	12,400	803,644
Conagra Brands, Inc.	5,700	203,661
Constellation Brands, Inc., Class A	2,300	503,401
Costco Wholesale Corp.	6,400	1,337,472
Coty, Inc., Class A	6,600	93,060
Darling Ingredients, Inc.(a)	1,900	37,772
Dean Foods Co.	1,000	10,510
Diageo PLC, ADR	10,351	1,490,648
Dr Pepper Snapple Group, Inc.	2,600	317,200
Edgewell Personal Care Co.(a)	600	30,276
elf Beauty, Inc.(a)	200	3,048
Energizer Holdings, Inc.	700	44,072
Estee Lauder Cos., Inc. (The), Class A	14,950	2,133,215
Flowers Foods, Inc.	25,900	539,497
Fresh Del Monte Produce, Inc.	400	17,820

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Freshpet, Inc.(a)	300	8,235
General Mills, Inc.	8,300	367,358
Hain Celestial Group, Inc. (The)(a)	1,200	35,760
Henkel AG & Co. KGaA, ADR	2,241	248,549
Herbalife Nutrition Ltd.(a)	1,900	102,068
Hershey Co. (The)	2,100	195,426
Hormel Foods Corp.	19,500	725,595
Hostess Brands, Inc.(a)	900	12,240
HRG Group, Inc.(a)	1,400	18,326
Ingles Markets, Inc., Class A	200	6,360
Ingredion, Inc.	1,000	110,700
Inter Parfums, Inc.	200	10,700
J&J Snack Foods Corp.	200	30,494
JM Smucker Co. (The)	4,550	489,034
John B Sanfilippo & Son, Inc.	100	7,445
Kellogg Co.	3,600	251,532
Kimberly-Clark Corp.	5,100	537,234
Kraft Heinz Co. (The)	8,700	546,534
Kroger Co. (The)	12,900	367,005
Lamb Weston Holdings, Inc.	2,200	150,722
Lancaster Colony Corp.	200	27,684
Landec Corp.(a)	300	4,470
McCormick & Co., Inc.	4,750	551,428
Medifast, Inc.	200	32,032
MGP Ingredients, Inc.	100	8,881
Molson Coors Brewing Co., Class B	8,150	554,526
Mondelez International, Inc., Class A	20,600	844,600
Monster Beverage Corp.(a)	6,100	349,530
National Beverage Corp.(a)	100	10,690
Nu Skin Enterprises, Inc., Class A	900	70,371
Oil-Dri Corp. of America	100	4,214
PepsiCo, Inc.	20,300	2,210,061
Performance Food Group Co.(a)	1,200	44,040
Philip Morris International, Inc.	22,600	1,824,724
Pilgrim’s Pride Corp.(a)	600	12,078
Pinnacle Foods, Inc.	1,600	104,096
Post Holdings, Inc.(a)	900	77,418
PriceSmart, Inc.	300	27,150
Primo Water Corp.(a)	300	5,247
Procter & Gamble Co. (The)	36,100	2,817,966
Rite Aid Corp.(a)	12,300	21,279
Sanderson Farms, Inc.	19,270	2,026,240
Seaboard Corp.	3	11,888
Simply Good Foods Co. (The)(a)	900	12,996
SpartanNash Co.	400	10,208
Spectrum Brands Holdings, Inc.	300	24,486
Sprouts Farmers Market, Inc.(a)	1,500	33,105
SUPERVALU, Inc.(a)	400	8,208
Sysco Corp.	10,692	730,157
Tootsie Roll Industries, Inc.	200	6,170
TreeHouse Foods, Inc.(a)	7,200	378,072
Tyson Foods, Inc., Class A	4,100	282,285
United Natural Foods, Inc.(a)	600	25,596
Universal Corp.	300	19,815
US Foods Holding Corp.(a)	2,900	109,678
USANA Health Sciences, Inc.(a)	100	11,530
Vector Group Ltd.	1,100	20,988
Walgreens Boots Alliance, Inc.	12,300	738,184
Walmart, Inc.	29,844	2,556,139
WD-40 Co.	200	29,250
Weis Markets, Inc.	100	5,334
Total Consumer Staples		34,687,760
ENERGY - 5.7%
Abraxas Petroleum Corp.(a)	1,800	5,202
Anadarko Petroleum Corp.	7,900	578,675

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Andeavor	2,000	262,360
Antero Resources Corp.(a)	3,900	83,265
Apache Corp.	5,700	266,475
Apergy Corp.(a)	900	37,575
Arch Coal, Inc., Class A	200	15,686
Archrock, Inc.	1,500	18,000
Ardmore Shipping Corp.(a)	400	3,280
Baker Hughes a GE Co.	6,400	211,392
Basic Energy Services, Inc.(a)	200	2,222
Bonanza Creek Energy, Inc.(a)	200	7,574
Bristow Group, Inc.	400	5,644
C&J Energy Services, Inc.(a)	600	14,160
Cabot Oil & Gas Corp.	7,300	173,740
Cactus, Inc., Class A(a)	300	10,137
California Resources Corp.(a)	500	22,720
Callon Petroleum Co.(a)	2,300	24,702
Cameco Corp.	135,650	1,526,062
CARBO Ceramics, Inc.(a)	300	2,751
Carrizo Oil & Gas, Inc.(a)	900	25,065
Centennial Resource Development, Inc., Class A(a)	2,600	46,956
Cheniere Energy, Inc.(a)	3,100	202,089
Chesapeake Energy Corp.(a)	15,300	80,172
Chevron Corp.	27,400	3,464,182
Cimarex Energy Co.	1,300	132,262
Clean Energy Fuels Corp.(a)	1,600	5,904
CNX Resources Corp.(a)	4,100	72,898
Concho Resources, Inc.(a)	2,200	304,370
ConocoPhillips	17,200	1,197,464
CONSOL Energy, Inc.(a)	300	11,505
Continental Resources, Inc.(a)	1,200	77,712
Covia Holdings Corp.(a)	360	6,682
CVR Energy, Inc.	200	7,398
Delek US Holdings, Inc.	1,400	70,238
Denbury Resources, Inc.(a)	4,600	22,126
Devon Energy Corp.	7,700	338,492
DHT Holdings, Inc.	1,000	4,690
Diamond Offshore Drilling, Inc.(a)	700	14,602
Diamondback Energy, Inc.	1,500	197,355
Dril-Quip, Inc.(a)	400	20,560
Energen Corp.(a)	1,300	94,666
EOG Resources, Inc.	8,300	1,032,769
EQT Corp.	3,700	204,166
Exterran Corp.(a)	400	10,016
Extraction Oil & Gas, Inc.(a)	1,400	20,566
Exxon Mobil Corp.	60,700	5,021,711
Forum Energy Technologies, Inc.(a)	900	11,115
Frank’s International N.V.	600	4,680
Frontline Ltd.	900	5,256
FTS International, Inc.(a)	300	4,272
GasLog Ltd.	500	9,550
Golar LNG Ltd.	1,100	32,406
Green Plains, Inc.	400	7,320
Gulfport Energy Corp.(a)	1,800	22,626
Halcon Resources Corp.(a)	1,600	7,024
Halliburton Co.	55,350	2,494,071
Helix Energy Solutions Group, Inc.(a)	1,600	13,328
Helmerich & Payne, Inc.	1,400	89,264
Hess Corp.	4,200	280,938
HighPoint Resources Corp.(a)	1,100	6,688
HollyFrontier Corp.	2,700	184,761
International Seaways, Inc.(a)	300	6,942
Jagged Peak Energy, Inc.(a)	700	9,114
Keane Group, Inc.(a)	600	8,202
Kinder Morgan, Inc.	27,600	487,692

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Kosmos Energy Ltd.(a)	286,700	2,371,009
Laredo Petroleum, Inc.(a)	1,900	18,278
Liberty Oilfield Services, Inc., Class A(a)	200	3,744
Mammoth Energy Services, Inc.(a)	100	3,396
Marathon Oil Corp.	12,600	262,836
Marathon Petroleum Corp.	7,000	491,120
Matador Resources Co.(a)	1,100	33,055
Matrix Service Co.(a)	300	5,505
McDermott International, Inc.(a)	3,100	60,915
Murphy Oil Corp.	2,700	91,179
Nabors Industries Ltd.	4,000	25,640
National Oilwell Varco, Inc.	5,700	247,380
Newfield Exploration Co.(a)	2,800	84,700
Newpark Resources, Inc.(a)	1,000	10,850
Nine Energy Service, Inc.(a)	100	3,312
Noble Corp. PLC(a)	2,800	17,724
Noble Energy, Inc.	7,100	250,488
Nordic American Tankers Ltd.	1,600	4,288
Oasis Petroleum, Inc.(a)	3,100	40,207
Occidental Petroleum Corp.	10,900	912,112
Ocean Rig UDW, Inc., Class A(a)	800	23,584
Oceaneering International, Inc.	1,100	28,006
Oil States International, Inc.(a)	600	19,260
ONEOK, Inc.	5,900	411,997
Panhandle Oil and Gas, Inc., Class A	200	3,820
Par Pacific Holdings, Inc.(a)	400	6,952
Parsley Energy, Inc., Class A(a)	3,700	112,036
Patterson-UTI Energy, Inc.	3,600	64,800
PBF Energy, Inc., Class A	1,800	75,474
PDC Energy, Inc.(a)	800	48,360
Peabody Energy Corp.	1,100	50,028
Penn Virginia Corp.(a)	200	16,978
Phillips 66	6,100	685,091
Pioneer Energy Services Corp.(a)	900	5,265
Pioneer Natural Resources Co.	2,500	473,100
ProPetro Holding Corp.(a)	700	10,976
QEP Resources, Inc.(a)	2,800	34,328
Range Resources Corp.	3,900	65,247
Renewable Energy Group, Inc.(a)	400	7,140
Resolute Energy Corp.(a)	200	6,240
REX American Resources Corp.(a)	100	8,097
Ring Energy, Inc.(a)	600	7,572
Rowan Cos. PLC, Class A(a)	1,300	21,086
RPC, Inc.	700	10,199
RSP Permian, Inc.(a)	1,900	83,638
Sanchez Energy Corp.(a)	800	3,616
SandRidge Energy, Inc.(a)	400	7,096
Schlumberger Ltd.	20,300	1,360,709
Scorpio Tankers, Inc.	3,100	8,711
SEACOR Holdings, Inc.(a)	200	11,454
SEACOR Marine Holdings, Inc.(a)	200	4,618
Select Energy Services, Inc., Class A(a)	300	4,359
SemGroup Corp., Class A	800	20,320
Ship Finance International Ltd.	700	10,465
SM Energy Co.	1,300	33,397
Solaris Oilfield Infrastructure, Inc., Class A(a)	200	2,858
Southwestern Energy Co.(a)	6,800	36,040
SRC Energy, Inc.(a)	2,800	30,856
Superior Energy Services, Inc.(a)	1,700	16,558
Talos Energy, Inc.(a)	200	6,426
Targa Resources Corp.	3,400	168,266
Teekay Corp.	700	5,425
Tellurian, Inc.(a)	700	5,824
TETRA Technologies, Inc.(a)	1,300	5,785

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Transocean Ltd.(a)	6,200	83,328
Ultra Petroleum Corp.(a)	2,200	5,082
Unit Corp.(a)	600	15,336
US Silica Holdings, Inc.	900	23,121
Valero Energy Corp.	6,300	698,229
W&T Offshore, Inc.(a)	1,100	7,865
Weatherford International PLC(a)	14,200	46,718
Whiting Petroleum Corp.(a)	1,300	68,536
WildHorse Resource Development Corp.(a)	600	15,216
Williams Cos., Inc. (The)	12,100	328,031
World Fuel Services Corp.	800	16,328
WPX Energy, Inc.(a)	5,600	100,968
Total Energy		30,012,040
FINANCIALS - 15.0%
1st Source Corp.	200	10,686
Access National Corp.	200	5,720
ACNB Corp.	100	3,405
Affiliated Managers Group, Inc.	900	133,803
Aflac, Inc.	27,872	1,199,053
AG Mortgage Investment Trust, Inc.	300	5,637
AGNC Investment Corp.	6,900	128,271
Alleghany Corp.	200	114,994
Allegiance Bancshares, Inc.(a)	100	4,335
Allstate Corp. (The)	5,100	465,477
Ally Financial, Inc.	6,600	173,382
Ambac Financial Group, Inc.(a)	500	9,925
American Equity Investment Life Holding Co.	1,000	36,000
American Express Co.	10,300	1,009,400
American Financial Group, Inc.	1,200	128,796
American International Group, Inc.	12,900	683,958
American National Bankshares, Inc.	100	4,000
American National Insurance Co.	100	11,959
Ameriprise Financial, Inc.	2,200	307,736
Ameris Bancorp	400	21,340
AMERISAFE, Inc.	200	11,550
AmTrust Financial Services, Inc.	1,000	14,570
Annaly Capital Management, Inc.	17,500	180,075
Anworth Mortgage Asset Corp.	1,100	5,467
Aon PLC	3,600	493,812
Apollo Commercial Real Estate Finance, Inc.	1,200	21,936
Arch Capital Group Ltd.(a)	5,700	150,822
Ares Capital Corp.	68,950	1,134,227
Ares Commercial Real Estate Corp.	300	4,143
Argo Group International Holdings Ltd.	400	23,260
Arlington Asset Investment Corp., Class A	300	3,093
ARMOUR Residential REIT, Inc.	500	11,405
Arrow Financial Corp.	100	3,640
Arthur J Gallagher & Co.	9,850	643,008
Artisan Partners Asset Management, Inc., Class A	500	15,075
Aspen Insurance Holdings Ltd.	700	28,490
Associated Banc-Corp	2,500	68,250
Assurant, Inc.	800	82,792
Assured Guaranty Ltd.	1,900	67,887
Athene Holding Ltd., Class A(a)	2,300	100,832
Atlantic Capital Bancshares, Inc.(a)	200	3,930
AXA Equitable Holdings, Inc.(a)	2,000	41,220
Axis Capital Holdings Ltd.	1,200	66,744
B. Riley Financial, Inc.	200	4,510
Banc of California, Inc.	500	9,775
BancFirst Corp.	200	11,840
Banco Latinoamericano de Comercio Exterior S.A.	300	7,383
Bancorp, Inc. (The)(a)	600	6,276
BancorpSouth Bank	1,400	46,130
Bank of America Corp.	135,400	3,816,926
Bank of Hawaii Corp.	500	41,710

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Bank of Marin Bancorp	100	8,085
Bank of New York Mellon Corp. (The)	13,400	722,662
Bank of NT Butterfield & Son Ltd. (The)	600	27,432
Bank OZK	1,800	81,072
BankFinancial Corp.	200	3,530
BankUnited, Inc.	1,700	69,445
Bankwell Financial Group, Inc.	100	3,215
Banner Corp.	400	24,052
Bar Harbor Bankshares	200	6,058
BB&T Corp.	11,400	575,016
Beneficial Bancorp, Inc.	800	12,960
Berkshire Hathaway, Inc., Class B(a)	40,925	7,638,651
Berkshire Hills Bancorp, Inc.	500	20,300
BGC Partners, Inc., Class A	3,700	41,884
BlackRock, Inc.	1,780	888,291
Blackstone Mortgage Trust, Inc., Class A	1,500	47,145
Blue Hills Bancorp, Inc.	300	6,660
BofI Holding, Inc.(a)	700	28,637
BOK Financial Corp.	300	28,203
Boston Private Financial Holdings, Inc.	1,000	15,900
Bridge Bancorp, Inc.	200	7,190
Brighthouse Financial, Inc.(a)	1,400	56,098
BrightSphere Investment Group PLC	900	12,834
Brookline Bancorp, Inc.	900	16,740
Brown & Brown, Inc.	3,300	91,509
Bryn Mawr Bank Corp.	200	9,260
BSB Bancorp, Inc.(a)	100	3,440
Byline Bancorp, Inc.(a)	200	4,468
Cadence BanCorp	1,100	31,757
Camden National Corp.	200	9,142
Cannae Holdings, Inc.(a)	700	12,985
Capital One Financial Corp.	6,900	634,110
Capitol Federal Financial, Inc.	1,500	19,740
Capstead Mortgage Corp.	1,100	9,845
Carolina Financial Corp.	200	8,584
Cathay General Bancorp	900	36,441
Cboe Global Markets, Inc.	1,800	187,326
CenterState Bank Corp.	1,200	35,784
Central Pacific Financial Corp.	300	8,595
Charles Schwab Corp. (The)	17,200	878,920
Chemical Financial Corp.	1,200	66,804
Chimera Investment Corp.	2,200	40,216
Chubb Ltd.	12,681	1,610,741
Cincinnati Financial Corp.	2,300	153,778
CIT Group, Inc.	1,800	90,738
Citigroup, Inc.	63,275	4,234,363
Citizens Financial Group, Inc.	7,200	280,080
Citizens, Inc.(a)	500	3,895
City Holding Co.	200	15,046
CME Group, Inc.	4,900	803,208
CNA Financial Corp.	300	13,704
CNB Financial Corp.	200	6,012
CNO Financial Group, Inc.	1,900	36,176
CoBiz Financial, Inc.	11,748	252,347
Codorus Valley Bancorp, Inc.	100	3,068
Cohen & Steers, Inc.	200	8,342
Colony Credit Real Estate, Inc.	1,200	24,876
Columbia Banking System, Inc.	1,400	57,260
Columbia Financial, Inc.(a)	700	11,585
Comerica, Inc.	2,600	236,392
Commerce Bancshares, Inc.	4,800	310,608
Community Bank System, Inc.	600	35,442
Community Trust Bancorp, Inc.	200	9,990
ConnectOne Bancorp, Inc.	300	7,470
Cowen, Inc.(a)	300	4,155
Credit Acceptance Corp.(a)	200	70,680
Cullen/Frost Bankers, Inc.	3,650	395,076

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Customers Bancorp, Inc.(a)	300	8,514
CVB Financial Corp.	1,200	26,904
CYS Investments, Inc.	1,800	13,500
Diamond Hill Investment Group, Inc.	100	19,443
Dime Community Bancshares, Inc.	400	7,800
Discover Financial Services	5,300	373,173
Donnelley Financial Solutions, Inc.(a)	400	6,948
Dynex Capital, Inc.	600	3,918
E*TRADE Financial Corp.(a)	4,000	244,640
Eagle Bancorp, Inc.(a)	400	24,520
East West Bancorp, Inc.	2,000	130,400
Eaton Vance Corp.	1,600	83,504
eHealth, Inc.(a)	200	4,420
Employers Holdings, Inc.	400	16,080
Encore Capital Group, Inc.(a)	300	10,980
Enova International, Inc.(a)	400	14,620
Enstar Group Ltd.(a)	200	41,460
Enterprise Bancorp, Inc.	100	4,043
Enterprise Financial Services Corp.	300	16,185
Equity Bancshares, Inc., Class A(a)	100	4,148
Erie Indemnity Co., Class A	300	35,178
Essent Group Ltd.(a)	1,600	57,312
Evans Bancorp, Inc.	100	4,610
Evercore, Inc., Class A	500	52,725
Everest Re Group Ltd.	7,274	1,676,512
Exantas Capital Corp.	300	3,054
EZCORP, Inc., Class A(a)	600	7,230
FactSet Research Systems, Inc.	600	118,860
Farmers & Merchants Bancorp Inc/Archbold	100	4,035
Farmers Capital Bank Corp.	100	5,210
Farmers National Banc Corp.	300	4,785
FB Financial Corp.	100	4,072
FBL Financial Group, Inc., Class A	100	7,875
FCB Financial Holdings, Inc., Class A(a)	600	35,280
Federal Agricultural Mortgage Corp., Class C	100	8,948
Federated Investors, Inc., Class B	1,100	25,652
FGL Holdings(a)	2,000	16,780
Fidelity Southern Corp.	300	7,623
Fifth Third Bancorp	10,200	292,740
Financial Engines, Inc.	700	31,430
Financial Institutions, Inc.	200	6,580
First American Financial Corp.	1,500	77,580
First BanCorp(a)	2,200	16,830
First Bancorp/Southern Pines	300	12,273
First Bancshares, Inc. (The)	100	3,595
First Busey Corp.	500	15,860
First Citizens BancShares, Inc., Class A	100	40,330
First Commonwealth Financial Corp.	1,100	17,061
First Community Bancshares, Inc.	200	6,372
First Connecticut Bancorp Inc/Farmington	200	6,120
First Defiance Financial Corp.	100	6,706
First Financial Bancorp	1,100	33,715
First Financial Bankshares, Inc.	1,100	55,990
First Financial Corp.	100	4,535
First Foundation, Inc.(a)	300	5,562
First Hawaiian, Inc.	800	23,216
First Horizon National Corp.	4,500	80,280
First Internet Bancorp	100	3,410
First Interstate BancSystem, Inc., Class A	300	12,660
First Merchants Corp.	500	23,200
First Mid-Illinois Bancshares, Inc.	100	3,930
First Midwest Bancorp, Inc.	1,200	30,564
First of Long Island Corp. (The)	300	7,455
First Republic Bank	2,400	232,296
FirstCash, Inc.	700	62,895
Flagstar Bancorp, Inc.(a)	200	6,852
Flushing Financial Corp.	300	7,830

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

FNB Bancorp	100	3,667
FNB Corp.	5,400	72,468
FNF Group	4,200	158,004
Franklin Financial Network, Inc.(a)	100	3,760
Franklin Resources, Inc.	5,000	160,250
Fulton Financial Corp.	2,000	33,000
GAIN Capital Holdings, Inc.	400	3,020
Genworth Financial, Inc., Class A(a)	5,800	26,100
German American Bancorp, Inc.	200	7,170
Glacier Bancorp, Inc.	1,200	46,416
Global Indemnity Ltd.	100	3,898
Goldman Sachs Group, Inc. (The)	5,100	1,124,907
Granite Point Mortgage Trust, Inc.	500	9,175
Great Southern Bancorp, Inc.	100	5,720
Great Western Bancorp, Inc.	700	29,393
Green Bancorp, Inc.	300	6,480
Green Dot Corp., Class A(a)	800	58,712
Greenhill & Co., Inc.	300	8,520
Greenlight Capital Re Ltd., Class A(a)	300	4,260
Guaranty Bancorp	300	8,940
Guaranty Bancshares, Inc.	100	3,294
Hamilton Lane, Inc., Class A	200	9,594
Hancock Whitney Corp.	1,500	69,975
Hanmi Financial Corp.	400	11,340
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	600	11,850
Hanover Insurance Group, Inc. (The)	700	83,692
HarborOne Bancorp, Inc.(a)	200	3,788
Hartford Financial Services Group, Inc. (The)	5,200	265,876
HCI Group, Inc.	100	4,157
Health Insurance Innovations, Inc., Class A(a)	100	3,235
Heartland Financial USA, Inc.	300	16,455
Heritage Commerce Corp.	400	6,796
Heritage Financial Corp.	300	10,455
Heritage Insurance Holdings, Inc.	200	3,334
Hilltop Holdings, Inc.	800	17,656
Home Bancorp, Inc.	100	4,655
Home BancShares, Inc.	3,000	67,680
HomeStreet, Inc.(a)	300	8,085
HomeTrust Bancshares, Inc.(a)	200	5,630
Hope Bancorp, Inc.	1,500	26,745
Horace Mann Educators Corp.	500	22,300
Horizon Bancorp, Inc.	450	9,310
Houlihan Lokey, Inc.	300	15,366
Huntington Bancshares, Inc.	15,800	233,208
IBERIABANK Corp.	900	68,220
Independence Holding Co.	100	3,325
Independent Bank Corp.	200	5,100
Independent Bank Corp.	300	23,520
Independent Bank Group, Inc.	200	13,360
Infinity Property & Casualty Corp.	100	14,235
Interactive Brokers Group, Inc., Class A	1,100	70,851
Intercontinental Exchange, Inc.	8,300	610,465
International Bancshares Corp.	600	25,680
INTL. FCStone, Inc.(a)	200	10,342
Invesco Ltd.	6,400	169,984
Invesco Mortgage Capital, Inc.	1,300	20,670
Investment Technology Group, Inc.	400	8,368
Investors Bancorp, Inc.	4,900	62,671
James River Group Holdings Ltd.	300	11,787
Jefferies Financial Group, Inc.	4,300	97,782
JPMorgan Chase & Co.	48,600	5,064,120
Kearny Financial Corp.	1,200	16,140
Kemper Corp.	500	37,825
KeyCorp	15,700	306,778
Kinsale Capital Group, Inc.	200	10,972
KKR Real Estate Finance Trust, Inc.	200	3,956
Ladder Capital Corp.	900	14,058
Ladenburg Thalmann Financial Services, Inc.	1,200	4,080

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Lakeland Bancorp, Inc.	500	9,925
Lakeland Financial Corp.	300	14,457
Lazard Ltd., Class A	1,900	92,929
LegacyTexas Financial Group, Inc.	500	19,510
Legg Mason, Inc.	1,000	34,730
LendingClub Corp.(a)	3,700	14,023
LendingTree, Inc.(a)	100	21,380
Lincoln National Corp.	3,300	205,425
Live Oak Bancshares, Inc.	300	9,195
Loews Corp.	4,100	197,948
LPL Financial Holdings, Inc.	1,300	85,202
M&T Bank Corp.	2,100	357,315
Macatawa Bank Corp.	300	3,642
Maiden Holdings Ltd.	800	6,200
Markel Corp.(a)	200	216,870
MarketAxess Holdings, Inc.	500	98,930
Marsh & McLennan Cos., Inc.	7,300	598,381
MB Financial, Inc.	1,300	60,710
MBIA, Inc.(a)	1,000	9,040
Mercantile Bank Corp.	200	7,392
Mercury General Corp.	300	13,668
Meridian Bancorp, Inc.	500	9,575
Meta Financial Group, Inc.	100	9,740
MetLife, Inc.	51,511	2,245,880
MFA Financial, Inc.	4,500	34,110
MGIC Investment Corp.(a)	6,300	67,536
Midland States Bancorp, Inc.	200	6,852
MidWestOne Financial Group, Inc.	100	3,378
Moelis & Co., Class A	400	23,460
Moody’s Corp.	9,100	1,552,096
Morgan Stanley	18,300	867,420
Morningstar, Inc.	1,415	181,474
MSCI, Inc.	1,400	231,602
MTGE Investment Corp.	500	9,800
MutualFirst Financial, Inc.	100	3,775
Nasdaq, Inc.	1,700	155,159
National Bank Holdings Corp., Class A	300	11,577
National Bankshares, Inc.	100	4,640
National Commerce Corp.(a)	100	4,630
National General Holdings Corp.	600	15,798
National Western Life Group, Inc., Class A	100	30,726
Nationstar Mortgage Holdings, Inc.(a)	300	5,259
Navient Corp.	5,000	65,150
Navigators Group, Inc. (The)	200	11,400
NBT Bancorp, Inc.	500	19,075
Nelnet, Inc., Class A	200	11,682
New Residential Investment Corp.	4,800	83,952
New York Community Bancorp, Inc.	6,800	75,072
New York Mortgage Trust, Inc.	1,300	7,813
Nicolet Bankshares, Inc.(a)	100	5,511
NMI Holdings, Inc., Class A(a)	700	11,410
Northern Trust Corp.	14,981	1,541,395
Northfield Bancorp, Inc.	500	8,310
Northrim BanCorp, Inc.	100	3,955
Northwest Bancshares, Inc.	1,100	19,129
Norwood Financial Corp.	100	3,602
OceanFirst Financial Corp.	500	14,980
Ocwen Financial Corp.(a)	1,200	4,752
OFG Bancorp	500	7,025
Old Line Bancshares, Inc.	100	3,491
Old National Bancorp	2,100	39,060
Old Republic International Corp.	3,800	75,658
Old Second Bancorp, Inc.	300	4,320
On Deck Capital, Inc.(a)	600	4,200
OneMain Holdings, Inc.(a)	800	26,632
Opus Bank	200	5,740
Orchid Island Capital, Inc.	600	4,512

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Oritani Financial Corp.	500	8,100
Pacific Premier Bancorp, Inc.(a)	400	15,260
PacWest Bancorp	1,900	93,898
Park National Corp.	200	22,284
PCSB Financial Corp.	200	3,974
Peapack Gladstone Financial Corp.	200	6,918
Penns Woods Bancorp, Inc.	100	4,478
PennyMac Financial Services, Inc., Class A(a)	200	3,930
PennyMac Mortgage Investment Trust	700	13,293
People’s United Financial, Inc.	4,900	88,641
People’s Utah Bancorp	200	7,140
Peoples Bancorp of North Carolina, Inc.	100	3,203
Peoples Bancorp, Inc.	200	7,556
Peoples Financial Services Corp.	100	4,702
PHH Corp.(a)	400	4,344
Pinnacle Financial Partners, Inc.	1,000	61,350
Piper Jaffray Cos.	200	15,370
PJT Partners, Inc., Class A	200	10,678
PNC Financial Services Group, Inc. (The)	6,800	918,680
Popular, Inc.	1,700	76,857
PRA Group, Inc.(a)	500	19,275
Preferred Bank	200	12,292
Primerica, Inc.	700	69,720
Principal Financial Group, Inc.	4,000	211,800
ProAssurance Corp.	600	21,270
Progressive Corp. (The)	8,400	496,860
Prosperity Bancshares, Inc.	4,850	331,546
Provident Financial Services, Inc.	700	19,271
Prudential Financial, Inc.	6,100	570,411
QCR Holdings, Inc.	100	4,745
Radian Group, Inc.	4,100	66,502
Raymond James Financial, Inc.	2,000	178,700
Redwood Trust, Inc.	900	14,823
Regional Management Corp.(a)	100	3,502
Regions Financial Corp.	16,700	296,926
Reinsurance Group of America, Inc.	9,899	1,321,319
RenaissanceRe Holdings Ltd.	500	60,160
Renasant Corp.	500	22,760
Republic Bancorp, Inc., Class A	100	4,530
Republic First Bancorp, Inc.(a)	600	4,710
RLI Corp.	800	52,952
S&P Global, Inc.	3,700	754,393
S&T Bancorp, Inc.	400	17,296
Safety Insurance Group, Inc.	200	17,080
Sandy Spring Bancorp, Inc.	400	16,404
Santander Consumer USA Holdings, Inc.	1,700	32,453
Seacoast Banking Corp. of Florida(a)	500	15,790
SEI Investments Co.	1,800	112,536
Selective Insurance Group, Inc.	700	38,500
ServisFirst Bancshares, Inc.	500	20,865
Sierra Bancorp	200	5,648
Signature Bank(a)	900	115,092
Simmons First National Corp., Class A	1,300	38,870
SLM Corp.(a)	7,100	81,295
South State Corp.	700	60,375
Southern First Bancshares, Inc.(a)	100	4,420
Southern Missouri Bancorp, Inc.	100	3,902
Southern National Bancorp of Virginia, Inc.	200	3,568
Southside Bancshares, Inc.	300	10,104
Starwood Property Trust, Inc.	3,700	80,327
State Auto Financial Corp.	200	5,982
State Bank Financial Corp.	400	13,360
State Street Corp.	5,300	493,377
Sterling Bancorp	3,100	72,850
Stewart Information Services Corp.	200	8,614
Stifel Financial Corp.	1,000	52,250
Stock Yards Bancorp, Inc.	200	7,630
SunTrust Banks, Inc.	6,800	448,936

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Sutherland Asset Management Corp.	200	3,250
SVB Financial Group(a)	1,180	340,737
Synchrony Financial	11,300	377,194
Synovus Financial Corp.	1,800	95,094
T Rowe Price Group, Inc.	3,400	394,706
TCF Financial Corp.	2,700	66,474
TD Ameritrade Holding Corp.	4,400	240,988
Territorial Bancorp, Inc.	100	3,100
Texas Capital Bancshares, Inc.(a)	900	82,350
TFS Financial Corp.	600	9,462
Third Point Reinsurance Ltd.(a)	1,100	13,750
Timberland Bancorp, Inc.	100	3,734
Tompkins Financial Corp.	200	17,176
Torchmark Corp.	1,800	146,538
Towne Bank	700	22,470
TPG RE Finance Trust, Inc.	200	4,064
Travelers Cos., Inc. (The)	20,013	2,448,390
TriCo Bancshares	200	7,490
TriState Capital Holdings, Inc.(a)	300	7,830
Triumph Bancorp, Inc.(a)	200	8,150
Trupanion, Inc.(a)	300	11,580
TrustCo Bank Corp.	1,100	9,790
Trustmark Corp.	800	26,104
Two Harbors Investment Corp.	2,000	31,600
UMB Financial Corp.	13,631	1,039,091
Umpqua Holdings Corp.	3,200	72,288
Union Bankshares Corp.	900	34,992
United Bankshares, Inc.	1,700	61,880
United Community Banks, Inc.	1,100	33,737
United Community Financial Corp.	600	6,594
United Financial Bancorp, Inc.	600	10,512
United Fire Group, Inc.	200	10,902
United Insurance Holdings Corp.	200	3,916
Universal Insurance Holdings, Inc.	400	14,040
Univest Corp. of Pennsylvania	300	8,250
Unum Group	49,481	1,830,302
US Bancorp	22,300	1,115,446
Validus Holdings Ltd.	1,300	87,880
Valley National Bancorp	4,600	55,936
Veritex Holdings, Inc.(a)	200	6,214
Virtu Financial, Inc., Class A	400	10,620
Virtus Investment Partners, Inc.	100	12,795
Voya Financial, Inc.	2,400	112,800
Waddell & Reed Financial, Inc., Class A	900	16,173
Walker & Dunlop, Inc.	300	16,695
Washington Federal, Inc.	1,000	32,700
Washington Trust Bancorp, Inc.	200	11,620
Waterstone Financial, Inc.	300	5,115
Webster Financial Corp.	1,500	95,550
Wells Fargo & Co.	62,900	3,487,176
WesBanco, Inc.	500	22,520
West Bancorp, Inc.	200	5,030
Westamerica Bancorp	300	16,953
Western Alliance Bancorp(a)	1,400	79,254
Western Asset Mortgage Capital Corp.	500	5,210
Western New England Bancorp, Inc.	300	3,300
Westwood Holdings Group, Inc.	100	5,954
White Mountains Insurance Group Ltd.	1,408	1,276,507
Willis Towers Watson PLC	1,900	288,040
Wintrust Financial Corp.	800	69,640
WisdomTree Investments, Inc.	1,300	11,804
WMIH Corp.(a)	2,200	2,948
World Acceptance Corp.(a)	100	11,101
WR Berkley Corp.	4,684	339,168
WSFS Financial Corp.	300	15,990
XL Group Ltd.	8,249	461,532

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Zions Bancorp	3,100	163,339
Total Financials		78,945,473
HEALTH CARE - 14.5%
Abaxis, Inc.	12,349	1,025,090
Abbott Laboratories	40,849	2,491,381
AbbVie, Inc.	23,100	2,140,215
Abeona Therapeutics, Inc.(a)	300	4,800
ABIOMED, Inc.(a)	610	249,521
Acadia Healthcare Co., Inc.(a)	1,500	61,365
ACADIA Pharmaceuticals, Inc.(a)	1,100	16,797
Accelerate Diagnostics, Inc.(a)	300	6,690
Acceleron Pharma, Inc.(a)	400	19,408
Accuray, Inc.(a)	1,000	4,100
Achaogen, Inc.(a)	400	3,464
Achillion Pharmaceuticals, Inc.(a)	1,600	4,528
Aclaris Therapeutics, Inc.(a)	300	5,991
Acorda Therapeutics, Inc.(a)	500	14,350
Adamas Pharmaceuticals, Inc.(a)	200	5,166
Addus HomeCare Corp.(a)	100	5,725
Aduro Biotech, Inc.(a)	500	3,500
Aerie Pharmaceuticals, Inc.(a)	400	27,020
Aetna, Inc.	4,600	844,100
Agenus, Inc.(a)	900	2,043
Agilent Technologies, Inc.	4,700	290,648
Agios Pharmaceuticals, Inc.(a)	900	75,807
Aimmune Therapeutics, Inc.(a)	400	10,756
Akcea Therapeutics, Inc.(a)	200	4,742
Akebia Therapeutics, Inc.(a)	500	4,990
Akorn, Inc.(a)	1,000	16,590
Alder Biopharmaceuticals, Inc.(a)	700	11,060
Alexion Pharmaceuticals, Inc.(a)	3,100	384,865
Align Technology, Inc.(a)	1,200	410,568
Alkermes PLC(a)	2,300	94,668
Allergan PLC	4,800	800,256
Allscripts Healthcare Solutions, Inc.(a)	2,100	25,200
Alnylam Pharmaceuticals, Inc.(a)	1,200	118,188
AMAG Pharmaceuticals, Inc.(a)	400	7,800
Amedisys, Inc.(a)	300	25,638
AmerisourceBergen Corp.	2,400	204,648
Amgen, Inc.	9,500	1,753,605
Amicus Therapeutics, Inc.(a)	2,100	32,802
AMN Healthcare Services, Inc.(a)	900	52,740
Amneal Pharmaceuticals, Inc.(a)	800	13,128
Amphastar Pharmaceuticals, Inc.(a)	400	6,104
AnaptysBio, Inc.(a)	200	14,208
AngioDynamics, Inc.(a)	400	8,896
ANI Pharmaceuticals, Inc.(a)	100	6,680
Anika Therapeutics, Inc.(a)	200	6,400
Antares Pharma, Inc.(a)	1,600	4,128
Anthem, Inc.	3,700	880,711
Apellis Pharmaceuticals, Inc.(a)	500	11,000
Arena Pharmaceuticals, Inc.(a)	500	21,800
Array BioPharma, Inc.(a)	3,700	62,086
Arrowhead Pharmaceuticals, Inc.(a)	1,200	16,320
Assembly Biosciences, Inc.(a)	200	7,842
Atara Biotherapeutics, Inc.(a)	400	14,700
athenahealth, Inc.(a)	700	111,398
Athenex, Inc.(a)	600	11,196
AtriCure, Inc.(a)	400	10,820
Atrion Corp.	30	17,982
Audentes Therapeutics, Inc.(a)	200	7,642

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Avanos Medical, Inc.	900	51,525
AxoGen, Inc.(a)	300	15,075
Baxter International, Inc.	7,200	531,648
Becton Dickinson and Co.	10,253	2,456,209
Bio-Rad Laboratories, Inc., Class A(a)	300	86,562
Bio-Techne Corp.	2,300	340,285
BioCryst Pharmaceuticals, Inc.(a)	1,100	6,303
Biogen, Inc.(a)	3,040	882,330
Biohaven Pharmaceutical Holding Co., Ltd.(a)	400	15,808
BioMarin Pharmaceutical, Inc.(a)	2,600	244,920
BioScrip, Inc.(a)	1,300	3,809
BioSpecifics Technologies Corp.(a)	100	4,486
BioTelemetry, Inc.(a)	400	18,000
Bluebird Bio, Inc.(a)	800	125,560
Blueprint Medicines Corp.(a)	500	31,740
Boston Scientific Corp.(a)	19,700	644,190
Bristol-Myers Squibb Co.	24,000	1,328,160
Brookdale Senior Living, Inc.(a)	2,100	19,089
Bruker Corp.	1,200	34,848
Cambrex Corp.(a)	400	20,920
Cantel Medical Corp.	500	49,180
Capital Senior Living Corp.(a)	300	3,201
Cara Therapeutics, Inc.(a)	300	5,745
Cardinal Health, Inc.	4,700	229,501
Cardiovascular Systems, Inc.(a)	400	12,936
Catalent, Inc.(a)	9,350	391,672
Catalyst Pharmaceuticals, Inc.(a)	1,000	3,120
Celgene Corp.(a)	10,700	849,794
Centene Corp.(a)	2,900	357,309
Cerner Corp.(a)	33,506	2,003,324
Cerus Corp.(a)	1,500	10,005
Charles River Laboratories International, Inc.(a)	700	78,582
Chemed Corp.	200	64,362
ChemoCentryx, Inc.(a)	300	3,951
Cigna Corp.	3,400	577,830
Clovis Oncology, Inc.(a)	500	22,735
Codexis, Inc.(a)	500	7,200
Coherus Biosciences, Inc.(a)	500	7,000
Collegium Pharmaceutical, Inc.(a)	300	7,155
Community Health Systems, Inc.(a)	1,100	3,652
Computer Programs & Systems, Inc.	100	3,290
Concert Pharmaceuticals, Inc.(a)	200	3,366
CONMED Corp.	300	21,960
Cooper Cos., Inc. (The)	2,150	506,218
Corbus Pharmaceuticals Holdings, Inc.(a)	600	3,030
Corcept Therapeutics, Inc.(a)	1,000	15,720
CorVel Corp.(a)	100	5,400
Cotiviti Holdings, Inc.(a)	400	17,652
Cross Country Healthcare, Inc.(a)	400	4,500
CryoLife, Inc.(a)	400	11,140
Cutera, Inc.(a)	200	8,060
CVS Health Corp.	14,600	939,510
Cymabay Therapeutics, Inc.(a)	800	10,736
Cytokinetics, Inc.(a)	500	4,150
CytomX Therapeutics, Inc.(a)	300	6,858
Danaher Corp.	8,800	868,384
DaVita, Inc.(a)	2,200	152,768
Denali Therapeutics, Inc.(a)	200	3,050
DENTSPLY SIRONA, Inc.	61,615	2,696,889
Depomed, Inc.(a)	700	4,669
Dermira, Inc.(a)	400	3,680
DexCom, Inc.(a)	1,200	113,976
Diplomat Pharmacy, Inc.(a)	600	15,336

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Dynavax Technologies Corp.(a)	700	10,675
Eagle Pharmaceuticals, Inc.(a)	100	7,566
Editas Medicine, Inc.(a)	400	14,332
Edwards Lifesciences Corp.(a)	5,150	749,685
Eli Lilly & Co.	13,800	1,177,554
Emergent BioSolutions, Inc.(a)	600	30,294
Enanta Pharmaceuticals, Inc.(a)	200	23,180
Encompass Health Corp.	1,300	88,036
Endo International PLC(a)	2,600	24,518
Endocyte, Inc.(a)	900	12,420
Endologix, Inc.(a)	900	5,094
Ensign Group, Inc. (The)	600	21,492
Envision Healthcare Corp.(a)	2,000	88,020
Enzo Biochem, Inc.(a)	500	2,595
Epizyme, Inc.(a)	600	8,130
Esperion Therapeutics, Inc.(a)	200	7,838
Evolent Health, Inc., Class A(a)	700	14,735
Exact Sciences Corp.(a)	1,600	95,664
Exelixis, Inc.(a)	4,100	88,232
Express Scripts Holding Co.(a)	8,100	625,401
Fate Therapeutics, Inc.(a)	600	6,804
FibroGen, Inc.(a)	1,200	75,120
Five Prime Therapeutics, Inc.(a)	400	6,324
Flexion Therapeutics, Inc.(a)	400	10,340
Foundation Medicine, Inc.(a)	200	27,340
G1 Therapeutics, Inc.(a)	200	8,692
GenMark Diagnostics, Inc.(a)	600	3,828
Genomic Health, Inc.(a)	200	10,080
Geron Corp.(a)	1,700	5,831
Gilead Sciences, Inc.	18,600	1,317,624
Glaukos Corp.(a)	300	12,192
Global Blood Therapeutics, Inc.(a)	700	31,640
Globus Medical, Inc., Class A(a)	5,809	293,122
Grifols S.A., ADR	67,325	1,447,487
Haemonetics Corp.(a)	800	71,744
Halozyme Therapeutics, Inc.(a)	1,400	23,618
HCA Healthcare, Inc.	4,100	420,660
HealthEquity, Inc.(a)	900	67,590
HealthStream, Inc.	300	8,193
Henry Schein, Inc.(a)	5,500	399,520
Heron Therapeutics, Inc.(a)	600	23,310
Heska Corp.(a)	100	10,379
Hill-Rom Holdings, Inc.	1,100	96,074
HMS Holdings Corp.(a)	1,000	21,620
Hologic, Inc.(a)	4,200	166,950
Horizon Pharma PLC(a)	1,900	31,464
Humana, Inc.	1,980	589,307
ICU Medical, Inc.(a)	200	58,730
Idera Pharmaceuticals, Inc.(a)	1,600	2,112
IDEXX Laboratories, Inc.(a)	1,300	283,322
Illumina, Inc.(a)	2,100	586,509
ImmunoGen, Inc.(a)	1,100	10,703
Immunomedics, Inc.(a)	1,900	44,973
Incyte Corp.(a)	2,600	174,200
Innoviva, Inc.(a)	900	12,420
Inogen, Inc.(a)	200	37,266
Inovalon Holdings, Inc., Class A(a)	700	6,948
Inovio Pharmaceuticals, Inc.(a)	900	3,528
Insmed, Inc.(a)	900	21,285
Insulet Corp.(a)	900	77,130
Integer Holdings Corp.(a)	400	25,860
Integra LifeSciences Holdings Corp.(a)	10,450	673,084

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Intellia Therapeutics, Inc.(a)	200	5,472
Intercept Pharmaceuticals, Inc.(a)	200	16,782
Intersect ENT, Inc.(a)	300	11,235
Intra-Cellular Therapies, Inc.(a)	500	8,835
Intrexon Corp.(a)	700	9,758
Intuitive Surgical, Inc.(a)	1,590	760,783
Invacare Corp.	400	7,440
Invitae Corp.(a)	500	3,675
Ionis Pharmaceuticals, Inc.(a)	1,800	75,006
Iovance Biotherapeutics, Inc.(a)	800	10,240
IQVIA Holdings, Inc.(a)	2,400	239,568
iRhythm Technologies, Inc.(a)	300	24,339
Ironwood Pharmaceuticals, Inc.(a)	1,500	28,680
Jazz Pharmaceuticals PLC(a)	800	137,840
Johnson & Johnson	50,848	6,169,896
Jounce Therapeutics, Inc.(a)	200	1,532
K2M Group Holdings, Inc.(a)	500	11,250
Kala Pharmaceuticals, Inc.(a)	200	2,746
Karyopharm Therapeutics, Inc.(a)	400	6,796
Keryx Biopharmaceuticals, Inc.(a)	1,000	3,760
Kindred Biosciences, Inc.(a)	300	3,195
Kindred Healthcare, Inc.(a)	1,000	9,000
Kura Oncology, Inc.(a)	200	3,640
La Jolla Pharmaceutical Co.(a)	200	5,834
Laboratory Corp. of America Holdings(a)	4,200	754,026
Lannett Co., Inc.(a)	300	4,080
Lantheus Holdings, Inc.(a)	300	4,365
LeMaitre Vascular, Inc.	200	6,696
Lexicon Pharmaceuticals, Inc.(a)	500	6,000
LHC Group, Inc.(a)	400	34,236
LifePoint Health, Inc.(a)	400	19,520
Ligand Pharmaceuticals, Inc.(a)	300	62,151
LivaNova PLC(a)	900	89,838
Loxo Oncology, Inc.(a)	400	69,392
Luminex Corp.	500	14,765
MacroGenics, Inc.(a)	400	8,260
Madrigal Pharmaceuticals, Inc.(a)	100	27,969
Magellan Health, Inc.(a)	300	28,785
Mallinckrodt PLC(a)	1,100	20,526
Masimo Corp.(a)	2,050	200,183
McKesson Corp.	3,000	400,200
Medicines Co. (The)(a)	800	29,360
MediciNova, Inc.(a)	400	3,184
Medidata Solutions, Inc.(a)	4,350	350,436
MEDNAX, Inc.(a)	1,100	47,608
Medpace Holdings, Inc.(a)	100	4,300
Medtronic PLC	19,700	1,686,517
Merck & Co., Inc.	38,600	2,343,020
Meridian Bioscience, Inc.	500	7,950
Merit Medical Systems, Inc.(a)	600	30,720
Mettler-Toledo International, Inc.(a)	370	214,093
MiMedx Group, Inc.(a)	1,200	7,668
Mirati Therapeutics, Inc.(a)	300	14,790
Molina Healthcare, Inc.(a)	900	88,146
Momenta Pharmaceuticals, Inc.(a)	900	18,405
Mylan N.V.(a)	7,800	281,892
MyoKardia, Inc.(a)	400	19,860
Myriad Genetics, Inc.(a)	700	26,159
Natera, Inc.(a)	400	7,528
National HealthCare Corp.	100	7,038
National Research Corp.	100	3,740
Natus Medical, Inc.(a)	300	10,350

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Nektar Therapeutics(a)	2,200	107,426
Neogen Corp.(a)	600	48,114
NeoGenomics, Inc.(a)	600	7,866
Neurocrine Biosciences, Inc.(a)	1,200	117,888
Nevro Corp.(a)	300	23,955
Novavax, Inc.(a)	3,600	4,824
Novocure Ltd.(a)	700	21,910
NuVasive, Inc.(a)	5,850	304,902
NxStage Medical, Inc.(a)	700	19,530
Omeros Corp.(a)	500	9,070
Omnicell, Inc.(a)	400	20,980
OPKO Health, Inc.(a)	3,800	17,860
OraSure Technologies, Inc.(a)	600	9,882
Orthofix International N.V.(a)	200	11,364
Owens & Minor, Inc.	700	11,697
Oxford Immunotec Global PLC(a)	300	3,867
Pacific Biosciences of California, Inc.(a)	1,300	4,615
Pacira Pharmaceuticals, Inc.(a)	500	16,025
Paratek Pharmaceuticals, Inc.(a)	300	3,060
Patterson Cos., Inc.	900	20,403
PDL BioPharma, Inc.(a)	1,700	3,978
Penumbra, Inc.(a)	400	55,260
PerkinElmer, Inc.	1,500	109,845
Perrigo Co. PLC	2,000	145,820
Pfizer, Inc.	83,100	3,014,868
Phibro Animal Health Corp., Class A	200	9,210
Portola Pharmaceuticals, Inc.(a)	700	26,439
PRA Health Sciences, Inc.(a)	900	84,024
Premier, Inc., Class A(a)	600	21,828
Prestige Brands Holdings, Inc.(a)	600	23,028
Progenics Pharmaceuticals, Inc.(a)	800	6,432
Prothena Corp. PLC(a)	400	5,832
Providence Service Corp. (The)(a)	100	7,855
PTC Therapeutics, Inc.(a)	500	16,865
Puma Biotechnology, Inc.(a)	300	17,745
QIAGEN N.V.(a)	3,100	112,096
Quality Systems, Inc.(a)	600	11,700
Quest Diagnostics, Inc.	2,000	219,880
Quidel Corp.(a)	500	33,250
R1 RCM, Inc.(a)	1,100	9,548
Radius Health, Inc.(a)	400	11,788
RadNet, Inc.(a)	400	6,000
Reata Pharmaceuticals, Inc., Class A(a)	100	3,497
Regeneron Pharmaceuticals, Inc.(a)	1,160	400,188
REGENXBIO, Inc.(a)	300	21,525
Repligen Corp.(a)	400	18,816
ResMed, Inc.	2,100	217,518
Retrophin, Inc.(a)	500	13,630
Revance Therapeutics, Inc.(a)	300	8,235
Rigel Pharmaceuticals, Inc.(a)	1,700	4,811
Sage Therapeutics, Inc.(a)	700	109,571
Sangamo Therapeutics, Inc.(a)	1,000	14,200
Sarepta Therapeutics, Inc.(a)	900	118,962
Seattle Genetics, Inc.(a)	1,500	99,585
Select Medical Holdings Corp.(a)	1,200	21,780
Sienna Biopharmaceuticals, Inc.(a)	200	3,038
Sientra, Inc.(a)	200	3,902
Smith & Nephew PLC, ADR	47,105	1,767,851
Spark Therapeutics, Inc.(a)	400	33,104
Spectrum Pharmaceuticals, Inc.(a)	1,000	20,960
STAAR Surgical Co.(a)	500	15,500
Stemline Therapeutics, Inc.(a)	300	4,815

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

STERIS PLC	1,700	178,517
Stryker Corp.	6,380	1,077,327
Supernus Pharmaceuticals, Inc.(a)	600	35,910
Surgery Partners, Inc.(a)	200	2,980
Surmodics, Inc.(a)	100	5,520
Syneos Health, Inc.(a)	600	28,140
Synergy Pharmaceuticals, Inc.(a)	2,800	4,872
Tabula Rasa HealthCare, Inc.(a)	100	6,383
Tactile Systems Technology, Inc.(a)	100	5,200
Tandem Diabetes Care, Inc.(a)	600	13,212
Teladoc, Inc.(a)	900	52,245
Teleflex, Inc.	700	187,747
Tenet Healthcare Corp.(a)	1,600	53,712
TESARO, Inc.(a)	400	17,788
TG Therapeutics, Inc.(a)	600	7,890
TherapeuticsMD, Inc.(a)	1,900	11,856
Theravance Biopharma, Inc.(a)	500	11,340
Thermo Fisher Scientific, Inc.	11,350	2,351,039
Tivity Health, Inc.(a)	400	14,080
Triple-S Management Corp., Class B(a)	300	11,718
Ultragenyx Pharmaceutical, Inc.(a)	800	61,496
United Therapeutics Corp.(a)	700	79,205
UnitedHealth Group, Inc.	23,775	5,832,958
Universal Health Services, Inc., Class B	7,714	859,648
US Physical Therapy, Inc.	100	9,600
Vanda Pharmaceuticals, Inc.(a)	500	9,525
Varex Imaging Corp.(a)	400	14,836
Varian Medical Systems, Inc.(a)	1,300	147,836
Veeva Systems, Inc., Class A(a)	5,950	457,317
Vertex Pharmaceuticals, Inc.(a)	3,600	611,856
Vocera Communications, Inc.(a)	300	8,967
Voyager Therapeutics, Inc.(a)	200	3,908
Waters Corp.(a)	5,099	987,115
WaVe Life Sciences Ltd.(a)	100	3,825
WellCare Health Plans, Inc.(a)	600	147,744
West Pharmaceutical Services, Inc.	2,600	258,154
Wright Medical Group N.V.(a)	1,200	31,152
Xencor, Inc.(a)	400	14,804
Zimmer Biomet Holdings, Inc.	3,000	334,320
ZIOPHARM Oncology, Inc.(a)	1,500	4,530
Zoetis, Inc.	7,100	604,849
Zogenix, Inc.(a)	400	17,680
Total Health Care		76,494,189
INDUSTRIALS - 10.3%
3M Co.	12,249	2,409,623
AAON, Inc.	500	16,625
AAR Corp.	400	18,596
ABM Industries, Inc.	900	26,262
ACCO Brands Corp.	1,200	16,620
Actuant Corp., Class A	700	20,545
Acuity Brands, Inc.	700	81,109
ADT, Inc.	1,200	10,380
Advanced Disposal Services, Inc.(a)	700	17,346
Advanced Drainage Systems, Inc.	400	11,420
AECOM(a)	2,300	75,969
Aegion Corp.(a)	400	10,300
Aerojet Rocketdyne Holdings, Inc.(a)	800	23,592
Aerovironment, Inc.(a)	200	14,286
AGCO Corp.	1,200	72,864
Air Lease Corp.	1,600	67,152
Air Transport Services Group, Inc.(a)	700	15,813
Aircastle Ltd.	500	10,250

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Alamo Group, Inc.	100	9,036
Alaska Air Group, Inc.	1,700	102,663
Albany International Corp., Class A	300	18,045
Allegiant Travel Co.	200	27,790
Allegion PLC	1,300	100,568
Allied Motion Technologies, Inc.	100	4,788
Allison Transmission Holdings, Inc.	1,800	72,882
Altra Industrial Motion Corp.	300	12,930
AMERCO	100	35,615
American Airlines Group, Inc.	6,400	242,944
American Railcar Industries, Inc.	100	3,948
American Woodmark Corp.(a)	200	18,310
AMETEK, Inc.	8,250	595,320
AO Smith Corp.	2,000	118,300
Apogee Enterprises, Inc.	300	14,451
Applied Industrial Technologies, Inc.	700	49,105
ArcBest Corp.	300	13,710
Arconic, Inc.	5,700	96,957
Argan, Inc.	200	8,190
Armstrong World Industries, Inc.(a)	500	31,600
ASGN, Inc.(a)	600	46,914
Astec Industries, Inc.	200	11,960
Astronics Corp.(a)	200	7,194
Atkore International Group, Inc.(a)	400	8,308
Atlas Air Worldwide Holdings, Inc.(a)	300	21,510
Avis Budget Group, Inc.(a)	1,400	45,500
Axon Enterprise, Inc.(a)	600	37,908
AZZ, Inc.	300	13,035
Babcock & Wilcox Enterprises, Inc.(a)	1,900	4,522
Barnes Group, Inc.	600	35,340
Barrett Business Services, Inc.	100	9,657
Beacon Roofing Supply, Inc.(a)	800	34,096
BMC Stock Holdings, Inc.(a)	700	14,595
Boeing Co. (The)	7,870	2,640,464
Brady Corp., Class A	500	19,275
Briggs & Stratton Corp.	500	8,805
Brink’s Co. (The)	800	63,800
Builders FirstSource, Inc.(a)	1,300	23,777
BWX Technologies, Inc.	1,400	87,248
Caesarstone Ltd.	300	4,530
CAI International, Inc.(a)	200	4,648
Carlisle Cos., Inc.	900	97,479
Casella Waste Systems, Inc., Class A(a)	400	10,244
Caterpillar, Inc.	8,300	1,126,061
CBIZ, Inc.(a)	600	13,800
CH Robinson Worldwide, Inc.	2,100	175,686
Chart Industries, Inc.(a)	400	24,672
Cimpress N.V.(a)	300	43,488
Cintas Corp.	1,300	240,591
CIRCOR International, Inc.	200	7,392
Clean Harbors, Inc.(a)	600	33,330
Colfax Corp.(a)	1,000	30,650
Columbus McKinnon Corp.	300	13,008
Comfort Systems USA, Inc.	400	18,320
Continental Building Products, Inc.(a)	400	12,620
Copa Holdings S.A., Class A	400	37,848
Copart, Inc.(a)	3,000	169,680
Costamare, Inc.	600	4,788
CoStar Group, Inc.(a)	500	206,315
Covanta Holding Corp.	1,300	21,450
Covenant Transportation Group, Inc., Class A(a)	100	3,150
CRA International, Inc.	100	5,089
Crane Co.	900	72,117
CSW Industrials, Inc.(a)	200	10,570
CSX Corp.	12,200	778,116
Cubic Corp.	300	19,260

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Cummins, Inc.	2,300	305,900
Curtiss-Wright Corp.	600	71,412
Daseke, Inc.(a)	400	3,972
Deere & Co.	4,600	643,080
Delta Air Lines, Inc.	9,500	470,630
Deluxe Corp.	800	52,968
DMC Global, Inc.	200	8,980
Donaldson Co., Inc.	1,800	81,216
Douglas Dynamics, Inc.	300	14,400
Dover Corp.	2,300	168,360
Ducommun, Inc.(a)	100	3,309
Dun & Bradstreet Corp. (The)	500	61,325
DXP Enterprises, Inc.(a)	200	7,640
Dycom Industries, Inc.(a)	400	37,804
Eastern Co. (The)	100	2,805
Eaton Corp. PLC	6,400	478,336
Echo Global Logistics, Inc.(a)	300	8,775
EMCOR Group, Inc.	1,100	83,798
Emerson Electric Co.	9,100	629,174
Encore Wire Corp.	200	9,490
Energous Corp.(a)	200	2,966
Energy Recovery, Inc.(a)	400	3,232
EnerSys	500	37,320
Engility Holdings, Inc.(a)	200	6,128
Ennis, Inc.	300	6,105
EnPro Industries, Inc.	200	13,990
Equifax, Inc.	1,800	225,198
ESCO Technologies, Inc.	300	17,310
Essendant, Inc.	400	5,288
Esterline Technologies Corp.(a)	300	22,140
Evoqua Water Technologies Corp.(a)	600	12,300
Expeditors International of Washington, Inc.	2,700	197,370
Exponent, Inc.	600	28,980
Fastenal Co.	4,300	206,959
Federal Signal Corp.	700	16,303
FedEx Corp.	3,600	817,416
Flowserve Corp.	1,900	76,760
Fluor Corp.	2,000	97,560
Forrester Research, Inc.	100	4,195
Fortive Corp.	7,300	562,903
Fortune Brands Home & Security, Inc.	2,500	134,225
Forward Air Corp.	300	17,724
Franklin Electric Co., Inc.	500	22,550
FTI Consulting, Inc.(a)	400	24,192
Gardner Denver Holdings, Inc.(a)	1,200	35,268
Gates Industrial Corp. PLC(a)	16,750	272,522
GATX Corp.	800	59,384
Generac Holdings, Inc.(a)	700	36,211
General Dynamics Corp.	15,975	2,977,900
General Electric Co.	126,500	1,721,665
Genesee & Wyoming, Inc., Class A(a)	1,000	81,320
Gibraltar Industries, Inc.(a)	400	15,000
Global Brass & Copper Holdings, Inc.	200	6,270
GMS, Inc.(a)	400	10,836
Gorman-Rupp Co. (The)	200	7,000
Graco, Inc.	2,200	99,484
GrafTech International Ltd.	500	8,995
Granite Construction, Inc.	554	30,836
Great Lakes Dredge & Dock Corp.(a)	700	3,675
Greenbrier Cos., Inc. (The)	300	15,825
Griffon Corp.	300	5,340
H&E Equipment Services, Inc.	400	15,044
Harris Corp.	1,800	260,172
Harsco Corp.(a)	900	19,890
Hawaiian Holdings, Inc.	600	21,570
HC2 Holdings, Inc.(a)	500	2,925

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

HD Supply Holdings, Inc.(a)	2,600	111,514
Healthcare Services Group, Inc.	1,100	47,509
Heartland Express, Inc.	500	9,275
HEICO Corp.	500	36,465
HEICO Corp., Class A	1,250	76,188
Heidrick & Struggles International, Inc.	200	7,000
Herc Holdings, Inc.(a)	300	16,902
Heritage-Crystal Clean, Inc.(a)	200	4,020
Herman Miller, Inc.	700	23,730
Hertz Global Holdings, Inc.(a)	600	9,204
Hexcel Corp.	1,200	79,656
Hillenbrand, Inc.	1,300	61,295
HNI Corp.	500	18,600
Honeywell International, Inc.	10,900	1,570,145
Hub Group, Inc., Class A(a)	12,280	611,544
Hubbell, Inc.	700	74,018
Huntington Ingalls Industries, Inc.	600	130,074
Hurco Cos., Inc.	100	4,475
Huron Consulting Group, Inc.(a)	300	12,270
Hyster-Yale Materials Handling, Inc.	100	6,425
ICF International, Inc.	200	14,210
IDEX Corp.	2,600	354,848
IHS Markit Ltd.(a)	5,700	294,063
Illinois Tool Works, Inc.	4,800	664,992
Ingersoll-Rand PLC	3,700	332,001
InnerWorkings, Inc.(a)	500	4,345
Insperity, Inc.	600	57,150
Insteel Industries, Inc.	200	6,680
Interface, Inc.	700	16,065
ITT, Inc.	1,300	67,951
Jacobs Engineering Group, Inc.	1,700	107,933
JB Hunt Transport Services, Inc.	1,300	158,015
JELD-WEN Holding, Inc.(a)	800	22,872
JetBlue Airways Corp.(a)	4,600	87,308
John Bean Technologies Corp.	400	35,560
Johnson Controls International PLC	13,400	448,230
Kadant, Inc.	100	9,615
Kaman Corp.	300	20,907
Kansas City Southern	1,400	148,344
KAR Auction Services, Inc.	1,900	104,120
KBR, Inc.	1,600	28,672
Kelly Services, Inc., Class A	300	6,735
Kennametal, Inc.	900	32,310
KeyW Holding Corp. (The)(a)	600	5,244
Kforce, Inc.	300	10,290
Kimball International, Inc., Class B	400	6,464
Kirby Corp.(a)	800	66,880
KLX, Inc.(a)	600	43,140
Knight-Swift Transportation Holdings, Inc.	1,800	68,778
Knoll, Inc.	600	12,486
Korn/Ferry International	1,000	61,930
Kratos Defense & Security Solutions, Inc.(a)	1,000	11,510
L3 Technologies, Inc.	1,200	230,784
Landstar System, Inc.	700	76,440
Lennox International, Inc.	600	120,090
Lincoln Electric Holdings, Inc.	1,000	87,760
Lindsay Corp.	2,660	257,993
Lockheed Martin Corp.	3,530	1,042,868
LSC Communications, Inc.	400	6,264
Lydall, Inc.(a)	200	8,730
Macquarie Infrastructure Corp.	1,500	63,300
Manitowoc Co., Inc. (The)(a)	400	10,344
ManpowerGroup, Inc.	1,100	94,666
Marten Transport Ltd.	400	9,380
Masco Corp.	4,800	179,616
Masonite International Corp.(a)	300	21,555
MasTec, Inc.(a)	800	40,600

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Matson, Inc.	500	19,190
Matthews International Corp., Class A	400	23,520
Maxar Technologies Ltd.	800	40,416
McGrath RentCorp	300	18,981
Mercury Systems, Inc.(a)	500	19,030
Meritor, Inc.(a)	1,000	20,570
Middleby Corp. (The)(a)	800	83,536
Milacron Holdings Corp.(a)	800	15,144
Mistras Group, Inc.(a)	200	3,776
Mobile Mini, Inc.	500	23,450
Moog, Inc., Class A	400	31,184
MRC Global, Inc.(a)	1,000	21,670
MSA Safety, Inc.	400	38,536
MSC Industrial Direct Co., Inc., Class A	800	67,880
Mueller Industries, Inc.	700	20,657
Mueller Water Products, Inc., Class A	1,800	21,096
Multi-Color Corp.	200	12,930
MYR Group, Inc.(a)	200	7,092
National Presto Industries, Inc.	100	12,400
Navigant Consulting, Inc.(a)	500	11,070
Navistar International Corp.(a)	600	24,432
NCI Building Systems, Inc.(a)	500	10,500
Nielsen Holdings PLC	5,400	167,022
NN, Inc.	300	5,670
Nordson Corp.	5,000	642,050
Norfolk Southern Corp.	4,100	618,567
Northrop Grumman Corp.	2,320	713,864
NOW, Inc.(a)	1,200	15,996
NV5 Global, Inc.(a)	100	6,930
nVent Electric PLC(a)	2,800	70,280
Old Dominion Freight Line, Inc.	900	134,064
Oshkosh Corp.	1,200	84,384
Owens Corning	1,500	95,055
PACCAR, Inc.	5,000	309,800
Park-Ohio Holdings Corp.	100	3,730
Parker-Hannifin Corp.	1,900	296,115
Patrick Industries, Inc.(a)	300	17,055
Pentair PLC	2,200	92,576
PGT Innovations, Inc.(a)	600	12,510
Pitney Bowes, Inc.	2,100	17,997
Plug Power, Inc.(a)	2,600	5,252
Powell Industries, Inc.	100	3,483
Primoris Services Corp.	500	13,615
Proto Labs, Inc.(a)	400	47,580
Quad/Graphics, Inc.	400	8,332
Quanex Building Products Corp.	400	7,180
Quanta Services, Inc.(a)	2,100	70,140
Raven Industries, Inc.	400	15,380
Raytheon Co.	4,200	811,356
RBC Bearings, Inc.(a)	300	38,643
Regal Beloit Corp.	800	65,440
Republic Services, Inc.	3,400	232,424
Resources Connection, Inc.	300	5,070
REV Group, Inc.	300	5,103
Rexnord Corp.(a)	1,200	34,872
Ritchie Bros Auctioneers, Inc.	10,750	366,790
Robert Half International, Inc.	1,700	110,670
Rockwell Automation, Inc.	3,950	656,608
Rockwell Collins, Inc.	6,131	825,723
Rollins, Inc.	1,600	84,128
Roper Technologies, Inc.	7,000	1,931,370
RR Donnelley & Sons Co.	800	4,608
Rush Enterprises, Inc., Class A(a)	300	13,014
Rush Enterprises, Inc., Class B(a)	100	4,390
Ryder System, Inc.	1,000	71,860
Saia, Inc.(a)	300	24,255

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Schneider Electric SE, ADR	30,339	503,779
Schneider National, Inc., Class B	500	13,755
Scorpio Bulkers, Inc.	700	4,970
Sensata Technologies Holding PLC(a)	2,300	109,434
Simpson Manufacturing Co., Inc.	500	31,095
SiteOne Landscape Supply, Inc.(a)	600	50,382
SkyWest, Inc.	600	31,140
Snap-on, Inc.	15,025	2,414,818
Southwest Airlines Co.	8,000	407,040
SP Plus Corp.(a)	200	7,440
Spartan Motors, Inc.	400	6,040
Spirit AeroSystems Holdings, Inc., Class A	1,800	154,638
Spirit Airlines, Inc.(a)	800	29,080
SPX Corp.(a)	500	17,525
SPX FLOW, Inc.(a)	500	21,885
Standex International Corp.	100	10,220
Stanley Black & Decker, Inc.	2,200	292,182
Steelcase, Inc., Class A	1,000	13,500
Stericycle, Inc.(a)	6,100	398,269
Sterling Construction Co., Inc.(a)	300	3,909
Sun Hydraulics Corp.	300	14,457
Sunrun, Inc.(a)	1,000	13,150
Systemax, Inc.	100	3,433
Team, Inc.(a)	300	6,930
Teledyne Technologies, Inc.(a)	500	99,530
Tennant Co.	200	15,800
Terex Corp.	900	37,971
Tetra Tech, Inc.	1,000	58,500
Textainer Group Holdings Ltd.(a)	300	4,770
Textron, Inc.	3,900	257,049
Thermon Group Holdings, Inc.(a)	400	9,148
Timken Co. (The)	800	34,840
Titan International, Inc.	600	6,438
Titan Machinery, Inc.(a)	200	3,110
Toro Co. (The)	1,500	90,375
TransDigm Group, Inc.	670	231,244
TransUnion	2,800	200,592
Trex Co., Inc.(a)	1,000	62,590
TriMas Corp.(a)	500	14,700
TriNet Group, Inc.(a)	500	27,970
Trinity Industries, Inc.	2,200	75,372
Triton International Ltd.	500	15,330
Triumph Group, Inc.	600	11,760
TrueBlue, Inc.(a)	500	13,475
Tutor Perini Corp.(a)	400	7,380
UniFirst Corp.	200	35,380
Union Pacific Corp.	11,000	1,558,480
United Continental Holdings, Inc.(a)	4,000	278,920
United Parcel Service, Inc., Class B	14,338	1,523,126
United Rentals, Inc.(a)	1,300	191,906
United Technologies Corp.	10,900	1,362,827
Univar, Inc.(a)	1,300	34,112
Universal Forest Products, Inc.	700	25,634
US Ecology, Inc.	300	19,110
USG Corp.(a)	1,600	68,992
Valmont Industries, Inc.	300	45,225
Vectrus, Inc.(a)	100	3,082
Verisk Analytics, Inc.(a)	5,900	635,076
Veritiv Corp.(a)	100	3,985
Viad Corp.	200	10,850
Vicor Corp.(a)	200	8,710
VSE Corp.	100	4,778
Wabash National Corp.	700	13,062
WABCO Holdings, Inc.(a)	2,904	339,826
Wabtec Corp.	4,800	473,184

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

WageWorks, Inc.(a)	500	25,000
Waste Management, Inc.	6,300	512,442
Watsco, Inc.	400	71,312
Watts Water Technologies, Inc., Class A	300	23,520
Welbilt, Inc.(a)	1,500	33,465
Werner Enterprises, Inc.	500	18,775
Wesco Aircraft Holdings, Inc.(a)	600	6,750
WESCO International, Inc.(a)	900	51,390
Woodward, Inc.	7,295	560,694
WW Grainger, Inc.	700	215,880
XPO Logistics, Inc.(a)	1,800	180,324
Xylem, Inc.	2,700	181,926
YRC Worldwide, Inc.(a)	400	4,020
Total Industrials		54,361,470
INFORMATION TECHNOLOGY - 22.1%
2U, Inc.(a)	800	66,848
3D Systems Corp.(a)	1,300	17,953
8x8, Inc.(a)	1,000	20,050
A10 Networks, Inc.(a)	600	3,738
Acacia Communications, Inc.(a)	200	6,962
Accenture PLC, Class A	10,759	1,760,065
ACI Worldwide, Inc.(a)	2,300	56,741
Activision Blizzard, Inc.	10,800	824,256
Acxiom Corp.(a)	900	26,955
Adobe Systems, Inc.(a)	7,000	1,706,670
ADTRAN, Inc.	600	8,910
Advanced Energy Industries, Inc.(a)	500	29,045
Advanced Micro Devices, Inc.(a)	12,600	188,874
Akamai Technologies, Inc.(a)	3,750	274,613
Alarm.com Holdings, Inc.(a)	400	16,152
Alibaba Group Holding Ltd., ADR(a)	5,850	1,085,350
Alliance Data Systems Corp.	700	163,240
Alpha & Omega Semiconductor Ltd.(a)	200	2,848
Alphabet, Inc., Class A(a)	4,918	5,553,356
Alphabet, Inc., Class C(a)	4,390	4,897,703
Altaba, Inc.(a)	9,550	699,155
Altair Engineering, Inc., Class A(a)	400	13,672
Alteryx, Inc., Class A(a)	300	11,448
Ambarella, Inc.(a)	400	15,444
Amdocs Ltd.	1,900	125,761
American Software, Inc., Class A	300	4,371
Amkor Technology, Inc.(a)	1,200	10,308
Amphenol Corp., Class A	21,336	1,859,432
Analog Devices, Inc.	5,400	517,968
Anixter International, Inc.(a)	300	18,990
ANSYS, Inc.(a)	2,800	487,704
Appfolio, Inc., Class A(a)	100	6,115
Apple, Inc.	77,375	14,322,886
Applied Materials, Inc.	15,100	697,469
Applied Optoelectronics, Inc.(a)	200	8,980
Apptio, Inc., Class A(a)	300	10,860
Arista Networks, Inc.(a)	800	205,992
ARRIS International PLC(a)	2,600	63,557
Arrow Electronics, Inc.(a)	1,200	90,336
Aspen Technology, Inc.(a)	1,000	92,740
Atlassian Corp. PLC, Class A(a)	1,500	93,780
Autodesk, Inc.(a)	3,100	406,379
Automatic Data Processing, Inc.	6,400	858,496
Avaya Holdings Corp.(a)	1,500	30,120
Avnet, Inc.	2,000	85,780
AVX Corp.	500	7,835
Axcelis Technologies, Inc.(a)	400	7,920

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Badger Meter, Inc.	11,134	497,690
Belden, Inc.	500	30,560
Benchmark Electronics, Inc.	600	17,490
Benefitfocus, Inc.(a)	200	6,720
Black Knight, Inc.(a)	1,900	101,745
Blackbaud, Inc.	4,100	420,045
Blackline, Inc.(a)	300	13,029
Blucora, Inc.(a)	500	18,500
Booz Allen Hamilton Holding Corp.	2,100	91,833
Bottomline Technologies de, Inc.(a)	500	24,915
Box, Inc., Class A(a)	1,800	44,982
Brightcove, Inc.(a)	400	3,860
Broadcom, Inc.	6,200	1,504,368
Broadridge Financial Solutions, Inc.	1,800	207,180
Brooks Automation, Inc.	800	26,096
CA, Inc.	4,800	171,120
Cabot Microelectronics Corp.	300	32,268
CACI International, Inc., Class A(a)	300	50,565
Cadence Design Systems, Inc.(a)	4,200	181,902
CalAmp Corp.(a)	400	9,372
Calix, Inc.(a)	500	3,900
Carbonite, Inc.(a)	300	10,470
Cardtronics PLC, Class A(a)	500	12,090
Care.com, Inc.(a)	200	4,176
Cargurus, Inc.(a)	700	24,318
Cars.com, Inc.(a)	800	22,712
Cass Information Systems, Inc.	100	6,882
Cavium, Inc.(a)	1,100	95,150
CDK Global, Inc.	1,900	123,595
CDW Corp.	2,300	185,817
Ceridian HCM Holding, Inc.(a)	300	9,957
CEVA, Inc.(a)	300	9,060
ChannelAdvisor Corp.(a)	300	4,215
Ciena Corp.(a)	2,500	66,275
Cirrus Logic, Inc.(a)	700	26,831
Cisco Systems, Inc.	69,100	2,973,373
Citrix Systems, Inc.(a)	2,200	230,648
Cloudera, Inc.(a)	1,100	15,004
Cognex Corp.	2,200	98,142
Cognizant Technology Solutions Corp., Class A	8,400	663,516
Coherent, Inc.(a)	300	46,926
Cohu, Inc.	300	7,353
CommScope Holding Co., Inc.(a)	2,900	84,695
CommVault Systems, Inc.(a)	700	46,095
Comtech Telecommunications Corp.	300	9,564
Conduent, Inc.(a)	3,500	63,595
Control4 Corp.(a)	300	7,293
Convergys Corp.	1,100	26,884
CoreLogic, Inc.(a)	1,200	62,280
Cornerstone OnDemand, Inc.(a)	600	28,458
Corning, Inc.	12,500	343,875
Coupa Software, Inc.(a)	800	49,792
Cray, Inc.(a)	500	12,300
Cree, Inc.(a)	1,600	66,512
CSG Systems International, Inc.	400	16,348
CTS Corp.	400	14,400
Cypress Semiconductor Corp.	4,800	74,784
Daktronics, Inc.	400	3,404
Dell Technologies, Inc. Class V, Class V(a)	3,000	253,740
Diebold Nixdorf, Inc.	900	10,755
Digi International, Inc.(a)	300	3,960
Digimarc Corp.(a)	100	2,680
Diodes, Inc.(a)	400	13,788
DocuSign, Inc.(a)	400	21,180

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Dolby Laboratories, Inc., Class A	900	55,521
DXC Technology Co.	4,100	330,501
eBay, Inc.(a)	13,700	496,762
Ebix, Inc.	300	22,875
EchoStar Corp., Class A(a)	500	22,200
Electro Scientific Industries, Inc.(a)	400	6,308
Electronic Arts, Inc.(a)	4,300	606,386
Electronics For Imaging, Inc.(a)	500	16,280
Ellie Mae, Inc.(a)	600	62,304
Endurance International Group Holdings, Inc.(a)	700	6,965
Entegris, Inc.	2,100	71,190
Envestnet, Inc.(a)	500	27,475
EPAM Systems, Inc.(a)	800	99,464
ePlus, Inc.(a)	100	9,410
Etsy, Inc.(a)	2,100	88,599
Euronet Worldwide, Inc.(a)	900	75,393
Everbridge, Inc.(a)	200	9,484
Everi Holdings, Inc.(a)	700	5,040
EVERTEC, Inc.	700	15,295
ExlService Holdings, Inc.(a)	400	22,644
Extreme Networks, Inc.(a)	1,300	10,348
F5 Networks, Inc.(a)	900	155,205
Fabrinet(a)	400	14,756
Facebook, Inc., Class A(a)	34,100	6,626,312
Fair Isaac Corp.(a)	400	77,328
FARO Technologies, Inc.(a)	200	10,870
Fidelity National Information Services, Inc.	4,800	508,944
Finisar Corp.(a)	1,300	23,400
FireEye, Inc.(a)	2,100	32,319
First Data Corp., Class A(a)	7,600	159,068
First Solar, Inc.(a)	1,100	57,926
Fiserv, Inc.(a)	6,000	444,540
Fitbit, Inc., Class A(a)	2,200	14,366
Five9, Inc.(a)	600	20,742
FleetCor Technologies, Inc.(a)	1,300	273,845
FLIR Systems, Inc.	1,900	98,743
ForeScout Technologies, Inc.(a)	400	13,704
FormFactor, Inc.(a)	800	10,640
Fortinet, Inc.(a)	2,000	124,860
Gartner, Inc.(a)	1,300	172,770
Genpact Ltd.	2,500	72,325
Global Payments, Inc.	2,200	245,278
Glu Mobile, Inc.(a)	1,200	7,692
GoDaddy, Inc., Class A(a)	2,100	148,260
Gogo, Inc.(a)	700	3,402
GrubHub, Inc.(a)	1,200	125,892
GTT Communications, Inc.(a)	400	18,000
Guidewire Software, Inc.(a)	4,000	355,120
Hackett Group, Inc. (The)	300	4,821
Harmonic, Inc.(a)	900	3,825
Hewlett Packard Enterprise Co.	22,900	334,569
Hortonworks, Inc.(a)	600	10,932
HP, Inc.	23,800	540,022
HubSpot, Inc.(a)	600	75,240
IAC/InterActiveCorp(a)	1,100	167,739
Ichor Holdings Ltd.(a)	200	4,244
II-VI, Inc.(a)	700	30,415
Immersion Corp.(a)	300	4,632
Imperva, Inc.(a)	400	19,300
Impinj, Inc.(a)	200	4,422
Infinera Corp.(a)	1,700	16,881
Inphi Corp.(a)	500	16,305

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Insight Enterprises, Inc.(a)	400	19,572
Instructure, Inc.(a)	300	12,765
Integrated Device Technology, Inc.(a)	2,200	70,136
Intel Corp.	66,900	3,325,599
InterDigital, Inc.	400	32,360
International Business Machines Corp.	13,200	1,844,040
Intuit, Inc.	3,500	715,067
IPG Photonics Corp.(a)	500	110,315
Itron, Inc.(a)	400	24,020
j2 Global, Inc.	700	60,627
Jabil, Inc.	2,800	77,448
Jack Henry & Associates, Inc.	1,200	156,432
Juniper Networks, Inc.	5,900	161,778
KEMET Corp.(a)	600	14,490
Keysight Technologies, Inc.(a)	3,000	177,090
Kimball Electronics, Inc.(a)	300	5,490
KLA-Tencor Corp.	2,300	235,819
Knowles Corp.(a)	1,000	15,300
Lam Research Corp.	2,400	414,840
Lattice Semiconductor Corp.(a)	1,400	9,184
Leidos Holdings, Inc.	1,900	112,100
Limelight Networks, Inc.(a)	1,100	4,917
Littelfuse, Inc.	400	91,272
LivePerson, Inc.(a)	600	12,660
LogMeIn, Inc.	3,050	314,913
Lumentum Holdings, Inc.(a)	1,200	69,480
MACOM Technology Solutions Holdings, Inc.(a)	500	11,520
Manhattan Associates, Inc.(a)	800	37,608
ManTech International Corp., Class A	300	16,092
Marvell Technology Group Ltd.	5,300	113,632
Mastercard, Inc., Class A	22,300	4,382,396
Match Group, Inc.(a)	700	27,118
Maxim Integrated Products, Inc.	4,200	246,372
MAXIMUS, Inc.	1,000	62,110
MaxLinear, Inc.(a)	700	10,913
Mesa Laboratories, Inc.	100	21,108
Methode Electronics, Inc.	400	16,120
Microchip Technology, Inc.	3,300	300,135
Micron Technology, Inc.(a)	16,600	870,504
Microsoft Corp.	133,450	13,159,504
MicroStrategy, Inc., Class A(a)	100	12,775
MINDBODY, Inc., Class A(a)	500	19,300
Mitek Systems, Inc.(a)	400	3,560
MKS Instruments, Inc.	700	66,990
MobileIron, Inc.(a)	700	3,115
Model N, Inc.(a)	300	5,580
Monolithic Power Systems, Inc.	700	93,569
Monotype Imaging Holdings, Inc.	500	10,150
Motorola Solutions, Inc.	2,400	279,288
MTS Systems Corp.	200	10,530
Nanometrics, Inc.(a)	300	10,623
National Instruments Corp.	1,700	71,366
NCR Corp.(a)	2,200	65,956
NetApp, Inc.	3,900	306,267
NETGEAR, Inc.(a)	400	25,000
NetScout Systems, Inc.(a)	1,000	29,700
New Relic, Inc.(a)	600	60,354
NIC, Inc.	700	10,885
Novanta, Inc.(a)	400	24,920
Nuance Communications, Inc.(a)	5,000	69,425
Nutanix, Inc., Class A(a)	1,700	87,669
NVE Corp.	100	12,178
NVIDIA Corp.	8,400	1,989,960
NXP Semiconductors N.V.(a)	4,900	535,423
Oclaro, Inc.(a)	1,900	16,967

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Okta, Inc.(a)	6,050	304,739
ON Semiconductor Corp.(a)	6,700	148,975
OneSpan, Inc.(a)	300	5,895
Oracle Corp.	41,200	1,815,272
OSI Systems, Inc.(a)	200	15,466
Palo Alto Networks, Inc.(a)	3,800	780,786
Pandora Media, Inc.(a)	2,800	22,064
Park Electrochemical Corp.	200	4,638
Paychex, Inc.	4,700	321,245
Paycom Software, Inc.(a)	800	79,064
Paylocity Holding Corp.(a)	300	17,658
PayPal Holdings, Inc.(a)	17,000	1,415,590
PDF Solutions, Inc.(a)	300	3,594
Pegasystems, Inc.	400	21,920
Perficient, Inc.(a)	400	10,548
Perspecta, Inc.	1,800	36,990
Photronics, Inc.(a)	800	6,380
Plantronics, Inc.	400	30,500
Plexus Corp.(a)	400	23,816
Power Integrations, Inc.	300	21,915
Presidio, Inc.(a)	400	5,240
Progress Software Corp.	500	19,410
Proofpoint, Inc.(a)	700	80,717
PROS Holdings, Inc.(a)	300	10,971
PTC, Inc.(a)	1,700	159,477
Pure Storage, Inc., Class A(a)	8,220	196,294
Q2 Holdings, Inc.(a)	400	22,820
QAD, Inc., Class A	100	5,015
Qorvo, Inc.(a)	2,000	160,340
QUALCOMM, Inc.	21,600	1,212,192
Qualys, Inc.(a)	400	33,720
Quantenna Communications, Inc.(a)	300	4,662
QuinStreet, Inc.(a)	400	5,080
Quotient Technology, Inc.(a)	900	11,790
Rambus, Inc.(a)	1,200	15,048
Rapid7, Inc.(a)	300	8,466
RealPage, Inc.(a)	1,100	60,610
Red Hat, Inc.(a)	6,800	913,716
RingCentral, Inc., Class A(a)	900	63,315
Rogers Corp.(a)	200	22,292
Rosetta Stone, Inc.(a)	200	3,206
Rudolph Technologies, Inc.(a)	400	11,840
Sabre Corp.	3,200	78,848
SailPoint Technologies Holding, Inc.(a)	200	4,908
salesforce.com, Inc.(a)	10,100	1,377,640
Sanmina Corp.(a)	800	23,440
ScanSource, Inc.(a)	300	12,090
Science Applications International Corp.	500	40,465
Semtech Corp.(a)	800	37,640
ServiceNow, Inc.(a)	2,500	431,175
ServiceSource International, Inc.(a)	900	3,546
Shutterstock, Inc.(a)	200	9,492
Silicon Laboratories, Inc.(a)	800	79,680
Skyworks Solutions, Inc.	2,700	260,955
SMART Global Holdings, Inc.(a)	100	3,187
Splunk, Inc.(a)	7,300	723,503
SPS Commerce, Inc.(a)	200	14,696
Square, Inc., Class A(a)	4,100	252,724
SS&C Technologies Holdings, Inc.	3,100	160,890
Stamps.com, Inc.(a)	200	50,610
Stratasys Ltd.(a)	600	11,484
SunPower Corp.(a)	700	5,369
Super Micro Computer, Inc.(a)	400	9,460

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Switch, Inc., Class A	400	4,868
Sykes Enterprises, Inc.(a)	400	11,512
Symantec Corp.	9,300	192,045
Synaptics, Inc.(a)	400	20,148
SYNNEX Corp.	500	48,255
Synopsys, Inc.(a)	5,000	427,850
Syntel, Inc.(a)	400	12,836
Tableau Software, Inc., Class A(a)	3,600	351,900
Take-Two Interactive Software, Inc.(a)	1,700	201,212
Tech Data Corp.(a)	500	41,060
TechTarget, Inc.(a)	200	5,680
Teradata Corp.(a)	2,000	80,300
Teradyne, Inc.	2,700	102,789
Texas Instruments, Inc.	29,700	3,274,425
TiVo Corp.	1,400	18,830
Total System Services, Inc.	2,700	228,204
Trade Desk, Inc. (The), Class A(a)	400	37,520
Travelport Worldwide Ltd.	1,400	25,956
Trimble, Inc.(a)	3,300	108,372
TrueCar, Inc.(a)	800	8,072
TTEC Holdings, Inc.	200	6,910
TTM Technologies, Inc.(a)	1,100	19,393
Tucows, Inc., Class A(a)	100	6,065
Twilio, Inc., Class A(a)	1,100	61,622
Twitter, Inc.(a)	9,900	432,333
Tyler Technologies, Inc.(a)	500	111,050
Ubiquiti Networks, Inc.(a)	300	25,416
Ultimate Software Group, Inc. (The)(a)	400	102,924
Ultra Clean Holdings, Inc.(a)	400	6,640
Unisys Corp.(a)	600	7,740
Universal Display Corp.	500	43,000
Upland Software, Inc.(a)	100	3,437
USA Technologies, Inc.(a)	600	8,400
Varonis Systems, Inc.(a)	400	29,800
Veeco Instruments, Inc.(a)	500	7,125
VeriFone Systems, Inc.(a)	1,300	29,666
Verint Systems, Inc.(a)	700	31,045
VeriSign, Inc.(a)	1,500	206,130
Versum Materials, Inc.	2,000	74,300
ViaSat, Inc.(a)	1,000	65,720
Viavi Solutions, Inc.(a)	2,600	26,624
Virtusa Corp.(a)	300	14,604
Visa, Inc., Class A	25,600	3,390,720
Vishay Intertechnology, Inc.	1,500	34,800
Vishay Precision Group, Inc.(a)	100	3,815
VMware, Inc., Class A(a)	1,100	161,667
Web.com Group, Inc.(a)	400	10,340
Western Digital Corp.	4,300	332,863
Western Union Co. (The)	7,400	150,442
WEX, Inc.(a)	600	114,288
Workday, Inc., Class A(a)	5,750	696,440
Workiva, Inc.(a)	300	7,320
Worldpay, Inc., Class A(a)	4,200	343,476
Xcerra Corp.(a)	600	8,382
Xerox Corp.	3,100	74,400
Xilinx, Inc.	22,247	1,451,839
XO Group, Inc.(a)	300	9,600
Xperi Corp.	600	9,660
Yelp, Inc.(a)	1,500	58,770
Yext, Inc.(a)	1,200	23,208
Zebra Technologies Corp., Class A(a)	700	100,275
Zendesk, Inc.(a)	1,400	76,286
Zillow Group, Inc.(a)	1,500	88,590

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Zillow Group, Inc., Class A(a)	1,000	59,750
Zix Corp.(a)	600	3,234
Zynga, Inc., Class A(a)	8,900	36,223
Total Information Technology		116,542,597
MATERIALS - 3.3%
A Schulman, Inc.	300	13,350
AdvanSix, Inc.(a)	300	10,989
Air Products & Chemicals, Inc.	3,100	482,763
AK Steel Holding Corp.(a)	3,600	15,624
Albemarle Corp.	1,700	160,361
Alcoa Corp.(a)	2,500	117,200
Allegheny Technologies, Inc.(a)	2,200	55,264
American Vanguard Corp.	300	6,885
AptarGroup, Inc.	12,526	1,169,678
Ardagh Group S.A.	200	3,324
Ashland Global Holdings, Inc.	900	70,362
Avery Dennison Corp.	1,200	122,520
Axalta Coating Systems Ltd.(a)	2,900	87,899
Balchem Corp.	400	39,256
Ball Corp.	5,200	184,860
Bemis Co., Inc.	1,500	63,315
Berry Global Group, Inc.(a)	1,900	87,286
Boise Cascade Co.	400	17,880
Cabot Corp.	1,100	67,947
Carpenter Technology Corp.	500	26,285
Celanese Corp., Series A	2,000	222,120
Century Aluminum Co.(a)	600	9,450
CF Industries Holdings, Inc.	3,700	164,280
Chase Corp.	100	11,725
Chemours Co. (The)	2,800	124,208
Clearwater Paper Corp.(a)	200	4,620
Cleveland-Cliffs, Inc.(a)	3,400	28,662
Coeur Mining, Inc.(a)	2,100	15,960
Commercial Metals Co.	1,300	27,443
Compass Minerals International, Inc.	400	26,300
Crown Holdings, Inc.(a)	1,900	85,044
Domtar Corp.	700	33,418
DowDuPont, Inc.	33,300	2,195,136
Eagle Materials, Inc.	700	73,479
Eastman Chemical Co.	2,100	209,916
Ecolab, Inc.	8,982	1,260,444
Ferro Corp.(a)	1,000	20,850
FMC Corp.	2,100	187,341
Freeport-McMoRan, Inc.	20,700	357,282
FutureFuel Corp.	300	4,203
GCP Applied Technologies, Inc.(a)	800	23,160
Gold Resource Corp.	600	3,954
Graphic Packaging Holding Co.	5,200	75,452
Greif, Inc., Class A	300	15,867
Greif, Inc., Class B	100	5,760
Hawkins, Inc.	100	3,535
Haynes International, Inc.	100	3,674
HB Fuller Co.	600	32,208
Hecla Mining Co.	4,500	15,660
Huntsman Corp.	2,900	84,680
Ingevity Corp.(a)	500	40,430
Innophos Holdings, Inc.	200	9,520
Innospec, Inc.	300	22,965
International Flavors & Fragrances, Inc.	3,750	464,850
International Paper Co.	6,000	312,480
Intrepid Potash, Inc.(a)	1,100	4,510
Kaiser Aluminum Corp.	200	20,822
KapStone Paper and Packaging Corp.	1,000	34,500
Klondex Mines Ltd.(a)	2,000	4,620
KMG Chemicals, Inc.	100	7,378

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Koppers Holdings, Inc.(a)	200	7,670
Kraton Corp.(a)	300	13,842
Kronos Worldwide, Inc.	300	6,759
Louisiana-Pacific Corp.	2,700	73,494
LyondellBasell Industries N.V., Class A	4,700	516,295
Martin Marietta Materials, Inc.	900	200,997
Materion Corp.	200	10,830
Minerals Technologies, Inc.	400	30,140
Mosaic Co. (The)	5,400	151,470
Myers Industries, Inc.	300	5,760
Neenah, Inc.	200	16,970
NewMarket Corp.	100	40,450
Newmont Mining Corp.	7,900	297,909
Nucor Corp.	4,700	293,750
Olin Corp.	2,400	68,928
OMNOVA Solutions, Inc.(a)	500	5,200
Owens-Illinois, Inc.(a)	1,900	31,939
Packaging Corp. of America	1,400	156,506
PH Glatfelter Co.	500	9,795
Platform Specialty Products Corp.(a)	2,500	29,000
PolyOne Corp.	1,500	64,830
PPG Industries, Inc.	3,700	383,801
PQ Group Holdings, Inc.(a)	300	5,400
Praxair, Inc.	4,100	648,415
Quaker Chemical Corp.	200	30,974
Rayonier Advanced Materials, Inc.	600	10,254
Reliance Steel & Aluminum Co.	1,000	87,540
Royal Gold, Inc.	900	83,556
RPM International, Inc.	1,900	110,808
Schnitzer Steel Industries, Inc., Class A	300	10,110
Schweitzer-Mauduit International, Inc.	300	13,116
Scotts Miracle-Gro Co. (The)	500	41,580
Sealed Air Corp.	2,500	106,125
Sensient Technologies Corp.	500	35,775
Sherwin-Williams Co. (The)	7,565	3,083,267
Silgan Holdings, Inc.	900	24,147
Sonoco Products Co.	1,400	73,500
Southern Copper Corp.	1,200	56,244
Steel Dynamics, Inc.	3,500	160,825
Stepan Co.	200	15,602
Summit Materials, Inc., Class A(a)	1,300	34,125
SunCoke Energy, Inc.(a)	700	9,380
Symrise AG, ADR	11,693	255,667
Tahoe Resources, Inc.	3,600	17,712
TimkenSteel Corp.(a)	500	8,175
Tredegar Corp.	300	7,050
Trinseo S.A.	900	63,855
Tronox Ltd., Class A	1,000	19,680
UFP Technologies, Inc.(a)	100	3,085
United States Steel Corp.	2,500	86,875
US Concrete, Inc.(a)	200	10,500
Valvoline, Inc.	13,750	296,588
Verso Corp., Class A(a)	400	8,704
Vulcan Materials Co.	1,900	245,214
Warrior Met Coal, Inc.	400	11,028
Westlake Chemical Corp.	600	64,578
WestRock Co.	3,700	210,974
Worthington Industries, Inc.	500	20,985
WR Grace & Co.	1,100	80,641
Total Materials		17,519,343
REAL ESTATE - 3.5%
Acadia Realty Trust	900	24,633
Agree Realty Corp.	300	15,831
Alexander & Baldwin, Inc.	800	18,800
Alexander’s, Inc.	50	19,132
Alexandria Real Estate Equities, Inc.	1,500	189,255

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

American Assets Trust, Inc.	500	19,145
American Campus Communities, Inc.	2,200	94,336
American Homes 4 Rent, Class A	4,000	88,720
American Tower Corp.	6,300	908,271
Americold Realty Trust	600	13,212
Apartment Investment & Management Co., Class A	2,200	93,060
Apple Hospitality REIT, Inc.	3,600	64,368
Armada Hoffler Properties, Inc.	500	7,450
Ashford Hospitality Trust, Inc.	900	7,290
AvalonBay Communities, Inc.	3,474	597,146
Boston Properties, Inc.	4,353	545,953
Braemar Hotels & Resorts, Inc.	300	3,426
Brandywine Realty Trust	2,000	33,760
Brixmor Property Group, Inc.	5,000	87,150
Camden Property Trust	1,200	109,356
CareTrust REIT, Inc.	900	15,021
CatchMark Timber Trust, Inc., Class A	500	6,365
CBL & Associates Properties, Inc.	1,900	10,583
CBRE Group, Inc., Class A(a)	4,400	210,056
Cedar Realty Trust, Inc.	1,000	4,720
Chatham Lodging Trust	500	10,610
Chesapeake Lodging Trust	700	22,148
City Office REIT, Inc.	400	5,132
Colony Capital, Inc.	10,300	64,272
Columbia Property Trust, Inc.	1,400	31,794
Community Healthcare Trust, Inc.	200	5,974
CoreCivic, Inc.	1,400	33,446
CorEnergy Infrastructure Trust, Inc.	100	3,760
CorePoint Lodging, Inc.(a)	450	11,655
CoreSite Realty Corp.	400	44,328
Corporate Office Properties Trust	1,100	31,889
Cousins Properties, Inc.	7,100	68,799
Crown Castle International Corp.	5,900	636,138
CubeSmart	2,900	93,438
CyrusOne, Inc.	1,300	75,868
DCT Industrial Trust, Inc.	1,500	100,095
DDR Corp.	2,400	42,960
DiamondRock Hospitality Co.	2,300	28,244
Digital Realty Trust, Inc.	3,000	334,740
Douglas Emmett, Inc.	2,300	92,414
Duke Realty Corp.	5,700	165,471
Easterly Government Properties, Inc.	500	9,880
EastGroup Properties, Inc.	400	38,224
Education Realty Trust, Inc.	900	37,350
Empire State Realty Trust, Inc., Class A	1,500	25,650
EPR Properties	1,100	71,269
Equinix, Inc.	1,130	485,776
Equity Commonwealth(a)	58,334	1,837,521
Equity LifeStyle Properties, Inc.	1,300	119,470
Equity Residential	5,200	331,188
Essex Property Trust, Inc.	900	215,163
Extra Space Storage, Inc.	1,800	179,658
Farmland Partners, Inc.	400	3,520
Federal Realty Investment Trust	1,000	126,550
First Industrial Realty Trust, Inc.	2,200	73,348
Forest City Realty Trust, Inc., Class A	4,000	91,240
Four Corners Property Trust, Inc.	700	17,241
Franklin Street Properties Corp.	1,200	10,272
Front Yard Residential Corp.	600	6,252
FRP Holdings, Inc.(a)	100	6,475
Gaming and Leisure Properties, Inc.	2,800	100,240
GEO Group, Inc. (The)	1,400	38,556
Getty Realty Corp.	400	11,268
GGP, Inc.	9,300	189,999
Gladstone Commercial Corp.	300	5,766
Global Net Lease, Inc.	800	16,344
Government Properties Income Trust	1,100	17,435
Gramercy Property Trust	2,600	71,032

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

HCP, Inc.	7,400	191,068
Healthcare Realty Trust, Inc.	29,081	845,675
Healthcare Trust of America, Inc., Class A	2,900	78,184
Hersha Hospitality Trust	400	8,580
HFF, Inc., Class A	400	13,740
Highwoods Properties, Inc.	1,700	86,241
Hospitality Properties Trust	2,700	77,247
Host Hotels & Resorts, Inc.	10,900	229,663
Howard Hughes Corp. (The)(a)	500	66,250
Hudson Pacific Properties, Inc.	2,400	85,032
Independence Realty Trust, Inc.	1,000	10,310
Industrial Logistics Properties Trust	200	4,470
InfraREIT, Inc.(a)	500	11,085
Investors Real Estate Trust	1,400	7,742
Invitation Homes, Inc.	4,100	94,546
Iron Mountain, Inc.	4,500	157,545
iStar, Inc.(a)	800	8,632
JBG SMITH Properties	1,500	54,705
Jernigan Capital, Inc.	200	3,812
Jones Lang LaSalle, Inc.	600	99,594
Kennedy-Wilson Holdings, Inc.	1,400	29,610
Kilroy Realty Corp.	1,300	98,332
Kimco Realty Corp.	6,300	107,037
Kite Realty Group Trust	900	15,372
Lamar Advertising Co., Class A	1,300	88,803
LaSalle Hotel Properties	1,900	65,037
Lexington Realty Trust	2,500	21,825
Liberty Property Trust	2,100	93,093
Life Storage, Inc.	700	68,117
LTC Properties, Inc.	500	21,370
Macerich Co. (The)	1,900	107,977
Mack-Cali Realty Corp.	1,000	20,280
Marcus & Millichap, Inc.(a)	200	7,802
MedEquities Realty Trust, Inc.	300	3,306
Medical Properties Trust, Inc.	6,000	84,240
Mid-America Apartment Communities, Inc.	1,800	181,206
Monmouth Real Estate Investment Corp.	900	14,877
National Health Investors, Inc.	500	36,840
National Retail Properties, Inc.	2,300	101,108
National Storage Affiliates Trust	600	18,492
New Senior Investment Group, Inc.	900	6,813
Newmark Group, Inc., Class A	300	4,269
NexPoint Residential Trust, Inc.	200	5,690
NorthStar Realty Europe Corp.	600	8,694
Omega Healthcare Investors, Inc.	2,800	86,800
One Liberty Properties, Inc.	200	5,282
Outfront Media, Inc.	1,600	31,120
Paramount Group, Inc.	2,400	36,960
Park Hotels & Resorts, Inc.	2,900	88,827
Pebblebrook Hotel Trust	800	31,040
Pennsylvania Real Estate Investment Trust	800	8,792
Physicians Realty Trust	2,100	33,474
Piedmont Office Realty Trust, Inc., Class A	1,600	31,888
PotlatchDeltic Corp.	700	35,595
Preferred Apartment Communities, Inc., Class A	400	6,796
Prologis, Inc.	7,600	499,244
PS Business Parks, Inc.	400	51,400
Public Storage	2,100	476,406
QTS Realty Trust, Inc., Class A	600	23,700
Quality Care Properties, Inc.(a)	1,100	23,661
Ramco-Gershenson Properties Trust	900	11,889
Rayonier, Inc.	2,100	81,249
RE/MAX Holdings, Inc., Class A	200	10,490
Realogy Holdings Corp.	2,600	59,280
Realty Income Corp.	4,200	225,918
Redfin Corp.(a)	700	16,163
Regency Centers Corp.	2,000	124,160
Retail Opportunity Investments Corp.	1,200	22,992

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Retail Properties of America, Inc., Class A	2,500	31,950
Rexford Industrial Realty, Inc.	900	28,251
RLJ Lodging Trust	2,900	63,945
RMR Group, Inc. (The), Class A	100	7,845
Ryman Hospitality Properties, Inc.	800	66,520
Sabra Health Care REIT, Inc.	3,100	67,363
Saul Centers, Inc.	100	5,358
SBA Communications Corp.(a)	1,700	280,704
Select Income REIT	700	15,729
Senior Housing Properties Trust	4,000	72,360
Seritage Growth Properties	300	12,729
Simon Property Group, Inc.	4,500	765,855
SL Green Realty Corp.	1,500	150,795
Spirit MTA REIT(a)	530	5,459
Spirit Realty Capital, Inc.	8,600	69,058
St Joe Co. (The)(a)	500	8,975
STAG Industrial, Inc.	1,100	29,953
STORE Capital Corp.	2,900	79,460
Stratus Properties, Inc.(a)	100	3,055
Summit Hotel Properties, Inc.	1,200	17,172
Sun Communities, Inc.	1,100	107,668
Sunstone Hotel Investors, Inc.	4,200	69,804
Tanger Factory Outlet Centers, Inc.	1,100	25,839
Taubman Centers, Inc.	700	41,132
Tejon Ranch Co.(a)	200	4,860
Terreno Realty Corp.	600	22,602
Tier REIT, Inc.	500	11,890
UDR, Inc.	4,300	161,422
UMH Properties, Inc.	400	6,140
Uniti Group, Inc.(a)	3,100	62,093
Universal Health Realty Income Trust	100	6,398
Urban Edge Properties	1,200	27,444
Urstadt Biddle Properties, Inc., Class A	300	6,789
Ventas, Inc.	5,200	296,140
VEREIT, Inc.	13,900	103,416
VICI Properties, Inc.	3,900	80,496
Vornado Realty Trust	2,700	199,584
Washington Prime Group, Inc.	2,100	17,031
Washington Real Estate Investment Trust	900	27,297
Weingarten Realty Investors	2,300	70,863
Welltower, Inc.	5,400	338,526
Weyerhaeuser Co.	10,900	397,414
Whitestone REIT	400	4,992
WP Carey, Inc.	1,400	92,890
Xenia Hotels & Resorts, Inc.	1,200	29,232
Total Real Estate		18,588,836
TELECOMMUNICATION SERVICES - 1.8%
AT&T, Inc.	184,044	5,909,643
ATN International, Inc.	100	5,277
Boingo Wireless, Inc.(a)	400	9,036
CenturyLink, Inc.	14,300	266,552
Cincinnati Bell, Inc.(a)	500	7,850
Cogent Communications Holdings, Inc.	500	26,700
Consolidated Communications Holdings, Inc.	700	8,652
Frontier Communications Corp.	900	4,824
Hawaiian Telcom Holdco, Inc.(a)	100	2,892
Intelsat S.A.(a)	400	6,664
Iridium Communications, Inc.(a)	1,000	16,100
ORBCOMM, Inc.(a)	800	8,080
Shenandoah Telecommunications Co.	500	16,350
Sprint Corp.(a)	12,000	65,280
T-Mobile US, Inc.(a)	4,500	268,875
Telephone & Data Systems, Inc.	1,100	30,162
United States Cellular Corp.(a)	200	7,408
Verizon Communications, Inc.	59,700	3,003,507

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

Vonage Holdings Corp.(a)	2,400	30,936
Windstream Holdings, Inc.	420	2,214
Zayo Group Holdings, Inc.(a)	2,700	98,496
Total Telecommunication Services		9,795,498
UTILITIES - 2.7%
AES Corp.	8,800	118,008
ALLETE, Inc.	900	69,669
Alliant Energy Corp.	3,100	131,192
Ameren Corp.	3,600	219,060
American Electric Power Co., Inc.	7,200	498,600
American States Water Co.	400	22,864
American Water Works Co., Inc.	5,772	492,813
Aqua America, Inc.	2,600	91,468
Artesian Resources Corp., Class A	100	3,877
Atlantic Power Corp.(a)	1,300	2,860
Atmos Energy Corp.	1,500	135,210
Avangrid, Inc.	700	37,051
Avista Corp.	1,100	57,926
Black Hills Corp.	1,000	61,210
California Water Service Group	600	23,370
CenterPoint Energy, Inc.	6,800	188,428
Chesapeake Utilities Corp.	200	15,990
CMS Energy Corp.	4,200	198,576
Connecticut Water Service, Inc.	6,272	409,687
Consolidated Edison, Inc.	4,600	358,708
Dominion Energy, Inc.	9,300	634,074
DTE Energy Co.	2,700	279,801
Duke Energy Corp.	10,100	798,708
Edison International	4,700	297,369
El Paso Electric Co.	500	29,550
Entergy Corp.	2,700	218,133
Evergy, Inc.	4,194	235,493
Eversource Energy	4,700	275,467
Exelon Corp.	13,900	592,140
FirstEnergy Corp.	6,600	237,006
Hawaiian Electric Industries, Inc.	1,900	65,170
IDACORP, Inc.	900	83,016
MDU Resources Group, Inc.	2,800	80,304
MGE Energy, Inc.	400	25,220
Middlesex Water Co.	200	8,434
National Fuel Gas Co.	1,300	68,848
New Jersey Resources Corp.	1,600	71,600
NextEra Energy, Inc.	6,700	1,119,101
NiSource, Inc.	5,200	136,656
Northwest Natural Gas Co.	4,447	283,719
NorthWestern Corp.	600	34,350
NRG Energy, Inc.	4,800	147,360
NRG Yield, Inc., Class A	400	6,820
NRG Yield, Inc., Class C	700	12,040
OGE Energy Corp.	2,800	98,588
ONE Gas, Inc.	7,980	596,425
Ormat Technologies, Inc.	500	26,595
Otter Tail Corp.	500	23,800
Pattern Energy Group, Inc., Class A	900	16,875
PG&E Corp.	7,500	319,200
Pinnacle West Capital Corp.	1,500	120,840
PNM Resources, Inc.	900	35,010
Portland General Electric Co.	1,600	68,416
PPL Corp.	10,100	288,355
Public Service Enterprise Group, Inc.	7,400	400,636
SCANA Corp.	2,100	80,892
Sempra Energy	3,700	429,607
SJW Group	11,298	748,154
South Jersey Industries, Inc.	900	30,123
Southern Co. (The)	14,400	666,864
Southwest Gas Holdings, Inc.	700	53,389
Spire, Inc.	700	49,455

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
PFM MULTI-MANAGER DOMESTIC EQUITY FUND
June 30, 2018

TerraForm Power, Inc., Class A	500	5,850
UGI Corp.	2,300	119,761
Unitil Corp.	200	10,208
Vectren Corp.	1,300	92,885
Vistra Energy Corp.(a)	5,900	139,594
WEC Energy Group, Inc.	4,700	303,855
WGL Holdings, Inc.	900	79,875
Xcel Energy, Inc.	7,500	342,600
York Water Co. (The)	100	3,180
Total Utilities		14,027,978
TOTAL COMMON STOCKS (Cost: $513,392,289)		513,400,012
SHORT-TERM INVESTMENTS - 2.6%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.66%(b)	13,732,247	13,732,247
TOTAL INVESTMENTS - 99.9% (Cost: $527,124,536)		527,132,259
OTHER ASSETS, LESS LIABILITIES - 0.1%		670,302
NET ASSETS - 100.0%		$527,802,561

(a)	Non-income producing.
(b)	The rate shown is the annualized seven-day yield at June 30, 2018.

Futures contracts open at June 30, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 1.0%
E-Mini Russell 2000 Index	Long	250	09/21/2018	$411,875	$(9,848)
E-Mini S&P 500 Index	Long	1,550	09/21/2018	4,218,480	(81,586)
E-Mini S&P MidCap 400 Index	Long	300	09/21/2018	586,830	(12,957)
Total					$(104,391)

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 90.1%
AUSTRALIA - 3.2%
AGL Energy Ltd.	4,003	$66,605
Alumina Ltd.	13,103	27,115
Amcor Ltd.	6,982	74,391
AMP Ltd.	15,622	41,089
APA Group	7,343	53,497
APN Outdoor Group Ltd.	173,980	807,491
Aristocrat Leisure Ltd.	3,452	78,835
ASX Ltd.	1,199	57,154
Aurizon Holdings Ltd.	10,783	34,483
AusNet Services	9,663	11,477
Australia & New Zealand Banking Group Ltd.	16,504	345,422
Bank of Queensland Ltd.	2,101	15,819
Bendigo & Adelaide Bank Ltd.	2,581	20,677
BHP Billiton Ltd.	18,058	451,848
BHP Billiton PLC	101,912	2,287,152
BlueScope Steel Ltd.	2,992	38,186
Boral Ltd.	6,275	30,274
Brambles Ltd.	9,688	63,604
Caltex Australia Ltd.	1,396	33,596
Challenger Ltd.	3,105	27,173
CIMIC Group Ltd.	521	16,287
Coca-Cola Amatil Ltd.	2,907	19,772
Cochlear Ltd.	308	45,600
Commonwealth Bank of Australia	9,835	530,427
Computershare Ltd.	2,473	33,688
Crown Resorts Ltd.	2,028	20,235
CSL Ltd.	2,550	362,975
Dexus	5,446	39,145
Domino’s Pizza Enterprises Ltd.	328	12,668
Flight Centre Travel Group Ltd.	298	14,028
Fortescue Metals Group Ltd.	8,334	27,060
Goodman Group	9,639	68,715
GPT Group (The)	9,644	36,083
GWA Group Ltd.	256,204	643,514
Harvey Norman Holdings Ltd.	2,981	7,323
Healthscope Ltd.	9,304	15,181
Incitec Pivot Ltd.	9,031	24,230
Insurance Australia Group Ltd.	14,072	88,776
LendLease Group	3,640	53,295
Macquarie Group Ltd.	1,860	169,513
Medibank Pvt Ltd.	14,742	31,831
Mirvac Group	19,864	31,882
MMG Ltd.(a)	12,000	8,354
National Australia Bank Ltd.	15,381	312,305
Newcrest Mining Ltd.	4,631	75,194
Oil Search Ltd.	7,340	48,223
Orica Ltd.	2,018	26,493
Origin Energy Ltd.(a)	10,560	78,325
QBE Insurance Group Ltd.	8,376	60,301
Ramsay Health Care Ltd.	757	30,229
REA Group Ltd.	282	18,925
Santos Ltd.(a)	10,035	46,479
Scentre Group	31,378	101,949
SEEK Ltd.	1,783	28,733
Sonic Healthcare Ltd.	2,149	38,983
South32 Ltd.	30,854	82,390
Stockland	13,031	38,288
Suncorp Group Ltd.	7,739	83,461
Sydney Airport	5,905	31,261
Tabcorp Holdings Ltd.	10,222	33,698
Telstra Corp. Ltd.	25,811	49,922
TPG Telecom Ltd.	1,984	7,584
Transurban Group	12,992	115,048
Treasury Wine Estates Ltd.	3,890	49,979

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Vicinity Centres	17,616	33,784
Wesfarmers Ltd.	6,456	235,555
Westpac Banking Corp.	19,164	416,184
Woodside Petroleum Ltd.	5,011	131,321
Woolworths Group Ltd.	7,507	169,536
Total Australia		9,210,620
AUSTRIA - 0.3%
ANDRITZ AG	390	20,671
Erste Group Bank AG(a)	18,910	788,356
OMV AG	788	44,567
Raiffeisen Bank International AG	792	24,266
voestalpine AG	614	28,234
Total Austria		906,094
BELGIUM - 0.7%
Ageas	1,180	59,405
Anheuser-Busch InBev S.A.	15,715	1,585,092
Colruyt S.A.	453	25,853
Groupe Bruxelles Lambert S.A.	512	53,863
KBC Group N.V.	1,495	114,816
Proximus SADP	1,106	24,876
Solvay S.A.	464	58,435
Telenet Group Holding N.V.(a)	432	20,112
UCB S.A.	791	62,007
Umicore S.A.	1,285	73,357
Total Belgium		2,077,816
BRAZIL - 1.2%
Ambev S.A.	28,700	133,142
Atacadao Distribuicao Comercio e Industria Ltda	3,700	14,454
B3 S.A. - Brasil Bolsa Balcao	13,100	69,121
Banco Bradesco S.A.	6,800	42,775
Banco do Brasil S.A.	5,900	43,614
Banco Santander Brasil S.A.	3,200	24,191
BB Seguridade Participacoes S.A.	110,600	698,001
BR Malls Participacoes S.A.	7,300	18,270
BRF S.A.(a)	5,200	24,150
CCR S.A.	9,200	24,022
Centrais Eletricas Brasileiras S.A.(a)	2,900	9,121
Cia de Saneamento Basico do Estado de Sao Paulo	70,400	423,045
Cia Siderurgica Nacional S.A.(a)	6,300	12,776
Cielo S.A.	215,700	919,400
Cosan S.A. Industria e Comercio	1,600	14,523
EDP - Energias do Brasil S.A.	3,400	12,167
Embraer S.A.	4,800	30,045
Engie Brasil Energia S.A.	1,600	14,131
Equatorial Energia S.A.	1,300	19,045
Fibria Celulose S.A.	1,800	33,703
Hypera S.A.	2,900	20,659
IRB Brasil Resseguros S/A	1,800	22,455
JBS S.A.	9,400	22,556
Klabin S.A.	5,200	26,297
Kroton Educacional S.A.	10,400	25,009
Localiza Rent a Car S.A.	3,900	23,879
Lojas Renner S.A.	5,000	37,889
M Dias Branco S.A.	1,200	11,580
Magazine Luiza S.A.	900	29,721
Multiplan Empreendimentos Imobiliarios S.A.	900	13,236
Natura Cosmeticos S.A.	2,400	18,744
Odontoprev S.A.	3,300	11,128
Petrobras Distribuidora S.A.	4,000	18,876
Petroleo Brasileiro S.A.	18,600	93,198
Porto Seguro S.A.	1,100	11,546
Raia Drogasil S.A.	1,700	29,125
Rumo S.A.(a)	8,100	29,468

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Sul America S.A.	2,400	11,320
Suzano Papel e Celulose S.A.	3,100	35,969
TIM Participacoes S.A.	6,800	23,124
Ultrapar Participacoes S.A.	2,600	30,825
Vale S.A.	18,900	241,824
WEG S.A.	6,900	28,930
Total Brazil		3,397,054
BRITAIN - 12.3%
3i Group PLC	6,509	77,061
Admiral Group PLC	1,976	49,661
AG Barr PLC	69,964	634,342
Anglo American PLC	7,143	158,581
Aon PLC	10,900	1,495,153
Ashtead Group PLC	3,225	96,038
Associated British Foods PLC	2,376	85,674
AstraZeneca PLC	7,463	516,195
Auto Trader Group PLC(b)	6,946	38,928
Aviva PLC	24,864	164,975
Babcock International Group PLC	2,353	25,282
BAE Systems PLC	19,742	167,951
Barclays PLC	102,818	254,139
Barratt Developments PLC	7,428	50,354
Berkeley Group Holdings PLC	952	47,422
Bloomsbury Publishing PLC	191,441	595,040
BP PLC	116,322	885,038
British American Tobacco PLC	44,459	2,239,550
British Land Co. PLC (The)	6,675	59,054
BT Group PLC	52,873	151,679
Bunzl PLC	2,315	69,916
Burberry Group PLC	2,827	80,345
Centrica PLC	38,250	79,422
Close Brothers Group PLC	31,000	605,177
CNH Industrial N.V.	6,958	73,501
Coca-Cola European Partners PLC	16,900	686,816
Compass Group PLC	125,260	2,669,995
ConvaTec Group PLC(b)	12,314	34,378
Croda International PLC	938	59,260
Dart Group PLC	62,217	637,856
Diageo PLC	35,892	1,289,453
Direct Line Insurance Group PLC	10,458	47,193
easyJet PLC	1,415	31,130
Experian PLC	40,168	990,889
Fiat Chrysler Automobiles N.V.(a)	6,845	129,126
G4S PLC	13,305	46,866
Genus PLC	21,329	739,821
GlaxoSmithKline PLC	29,145	587,590
Gooch & Housego PLC	34,362	681,167
Hammerson PLC	6,239	42,877
Hargreaves Lansdown PLC	1,996	51,740
Howden Joinery Group PLC	89,948	634,306
HSBC Holdings PLC	116,517	1,088,775
Imperial Brands PLC	5,839	216,849
Informa PLC	100,443	1,104,077
InterContinental Hotels Group PLC	1,219	75,779
International Consolidated Airlines Group S.A.	4,789	41,909
Intertek Group PLC	1,084	81,507
ITV PLC	26,054	59,566
J Sainsbury PLC	13,793	58,369
John Wood Group PLC	5,328	43,999
Johnson Matthey PLC	1,348	64,187
Kingfisher PLC	15,327	59,938
Land Securities Group PLC	5,213	65,675
Legal & General Group PLC	37,600	131,519
Lloyds Banking Group PLC	429,517	356,377
London Stock Exchange Group PLC	1,995	117,445
Marks & Spencer Group PLC	12,304	47,794
Meggitt PLC	6,155	39,941

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Melrose Industries PLC	317,766	889,129
Merlin Entertainments PLC(b)	5,620	28,655
Micro Focus International PLC	3,170	55,004
Mondi PLC	2,539	68,497
National Grid PLC	20,476	226,282
Next PLC	970	77,211
Pearson PLC	5,491	63,946
Persimmon PLC	2,097	69,850
Porvair PLC	101,136	651,354
Prudential PLC	115,452	2,631,881
Reckitt Benckiser Group PLC	11,501	944,978
RELX N.V.	6,107	129,828
RELX PLC	20,750	443,115
Rio Tinto Ltd.	2,384	147,296
Rio Tinto PLC	7,126	392,774
Rolls-Royce Holdings PLC	10,669	138,965
Royal Bank of Scotland Group PLC(a)	30,976	104,282
Royal Mail PLC	6,994	46,531
RSA Insurance Group PLC	95,948	858,093
Sage Group PLC (The)	7,541	62,283
Schroders PLC	988	40,999
Segro PLC	7,109	62,608
Severn Trent PLC	1,822	47,506
Sky PLC	6,610	127,301
Smith & Nephew PLC	5,698	104,959
Smiths Group PLC	2,778	62,053
SSE PLC	6,507	116,154
St James’s Place PLC	3,772	56,912
Stallergenes Greer PLC(a)	18,190	651,146
Standard Chartered PLC	17,643	160,259
Standard Life Aberdeen PLC	17,988	77,028
SThree PLC	147,595	710,978
Taylor Wimpey PLC	23,658	55,691
Tesco PLC	59,635	201,781
Travis Perkins PLC	2,644	49,545
Unilever N.V.	22,705	1,265,053
Unilever PLC	33,188	1,833,320
United Utilities Group PLC	5,067	50,940
Vodafone Group PLC	158,493	383,916
Weir Group PLC (The)	1,817	47,718
Whitbread PLC	1,271	66,254
Wm Morrison Supermarkets PLC	16,546	54,883
WPP PLC	8,038	126,290
Total Britain		36,097,895
CANADA - 5.4%
Agnico Eagle Mines Ltd.	1,600	73,352
Alimentation Couche-Tard, Inc., Class B	2,800	121,635
AltaGas Ltd.	1,900	39,239
ARC Resources Ltd.	2,600	26,857
Atco Ltd., Class I	1,100	33,954
Bank of Montreal	3,900	301,463
Bank of Nova Scotia (The)	7,100	402,026
Barrick Gold Corp.	7,600	99,838
BCE, Inc.	1,000	40,497
BlackBerry Ltd.(a)	3,400	32,794
Bombardier, Inc., Class B(a)	13,400	53,003
Brookfield Asset Management, Inc., Class A	23,700	961,413
CAE, Inc.	2,300	47,779
Cameco Corp.	31,900	358,880
Canadian Imperial Bank of Commerce	2,700	234,870
Canadian National Railway Co.	13,400	1,096,035
Canadian Natural Resources Ltd.	7,400	267,090
Canadian Pacific Railway Ltd.	900	164,932
Canadian Tire Corp. Ltd., Class A	500	65,265
Canadian Utilities Ltd., Class A	1,000	25,254
CCL Industries, Inc., Class B	1,000	49,024
Cenovus Energy, Inc.	6,500	67,489

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

CGI Group, Inc., Class A(a)	1,500	95,056
CI Financial Corp.	1,900	34,151
Constellation Software, Inc.	100	77,553
Crescent Point Energy Corp.	3,900	28,657
Dollarama, Inc.	1,800	69,774
Emera, Inc.	900	29,301
Empire Co., Ltd.	1,900	38,140
Enbridge, Inc.	10,100	361,085
Encana Corp.	6,500	84,893
Fairfax Financial Holdings Ltd.	200	112,069
Finning International, Inc.	1,200	29,620
First Capital Realty, Inc.	2,000	31,430
First Quantum Minerals Ltd.	4,300	63,356
Fortis, Inc.	2,800	89,496
Franco-Nevada Corp.	1,200	87,582
George Weston Ltd.	400	32,635
Gildan Activewear, Inc.	1,400	39,434
Goldcorp, Inc.	5,800	79,633
Great-West Lifeco, Inc.	1,900	46,711
H&R Real Estate Investment Trust	1,600	24,487
Heroux-Devtek, Inc.(a)	56,163	648,076
Husky Energy, Inc.	2,400	37,406
Hydro One Ltd.(b)	2,800	42,682
IGM Financial, Inc.	700	20,292
Imperial Oil Ltd.	1,800	59,833
Industrial Alliance Insurance & Financial Services, Inc.	800	30,883
Intact Financial Corp.	1,100	78,025
Inter Pipeline Ltd.	2,500	46,857
Keyera Corp.	1,400	38,955
Kinross Gold Corp.(a)	8,600	32,381
Laurentian Bank of Canada	19,343	660,044
Linamar Corp.	400	17,589
Loblaw Cos. Ltd.	1,200	61,705
Lundin Mining Corp.	4,700	26,134
Magna International, Inc.	2,200	127,952
Manulife Financial Corp.	12,000	215,601
Methanex Corp.	500	35,355
Metro, Inc.	1,900	64,588
National Bank of Canada	26,100	1,253,134
Nutrien Ltd.	3,900	212,169
Onex Corp.	800	58,717
Open Text Corp.	1,900	66,872
Pembina Pipeline Corp.	3,200	110,825
Power Corp. of Canada	2,300	51,506
Power Financial Corp.	1,700	39,763
PrairieSky Royalty Ltd.	2,100	41,452
Restaurant Brands International, Inc.	1,500	90,480
RioCan Real Estate Investment Trust	1,200	22,044
Rogers Communications, Inc., Class B	2,300	109,240
Royal Bank of Canada	8,500	640,030
Saputo, Inc.	1,700	56,445
Seven Generations Energy Ltd., Class A(a)	2,700	29,759
Shaw Communications, Inc., Class B	3,100	63,148
ShawCor Ltd.	33,921	658,475
Shopify, Inc., Class A(a)	500	72,913
SmartCentres Real Estate Investment Trust	600	13,934
SNC-Lavalin Group, Inc.	1,500	66,246
Sun Life Financial, Inc.	3,800	152,705
Suncor Energy, Inc.	57,000	2,319,629
Teck Resources Ltd., Class B	3,100	78,971
TELUS Corp.	1,600	56,836
Thomson Reuters Corp.	1,900	76,671
Toronto-Dominion Bank (The)	10,800	625,088
Tourmaline Oil Corp.	2,000	35,736
TransCanada Corp.	5,400	233,638
Turquoise Hill Resources Ltd.(a)	11,400	32,258
Vermilion Energy, Inc.	1,100	39,669
West Fraser Timber Co., Ltd.	400	27,533

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Wheaton Precious Metals Corp.	2,800	61,808
WSP Global, Inc.	800	42,122
Total Canada		15,701,926
CHILE - 0.1%
Aguas Andinas S.A., Class A	13,997	7,645
Antofagasta PLC	3,095	40,211
Banco de Chile	133,077	20,571
Banco de Credito e Inversiones S.A.	234	15,573
Banco Santander Chile	353,053	27,644
Cencosud S.A.	7,663	18,941
Cia Cervecerias Unidas S.A.	791	9,903
Colbun S.A.	42,241	8,715
Empresa Nacional de Telecomunicaciones S.A.	808	7,420
Empresas CMPC S.A.	6,691	24,372
Empresas COPEC S.A.	2,087	31,940
Enel Americas S.A.	153,768	27,179
Enel Chile S.A.	150,167	14,817
Itau CorpBanca	822,850	8,036
Latam Airlines Group S.A.	1,623	16,021
SACI Falabella	3,899	35,732
Total Chile		314,720
CHINA - 4.5%
3SBio, Inc.(b)	5,500	12,428
51job, Inc., ADR(a)	200	19,528
58.com, Inc., ADR(a)	500	34,670
AAC Technologies Holdings, Inc.	4,000	56,173
Agile Group Holdings Ltd.	8,000	13,612
Agricultural Bank of China Ltd., Class H	177,000	82,611
Air China Ltd., Class H	10,000	9,614
Alibaba Group Holding Ltd., ADR(a)	6,600	1,224,498
Aluminum Corp. of China Ltd., Class H(a)	22,000	9,642
Anhui Conch Cement Co., Ltd., Class H	6,500	37,069
ANTA Sports Products Ltd.	6,000	31,640
Autohome, Inc., ADR	300	30,300
AviChina Industry & Technology Co., Ltd., Class H	11,000	6,530
BAIC Motor Corp. Ltd., Class H(b)	9,000	8,566
Baidu, Inc., ADR(a)	1,600	388,800
Bank of China Ltd., Class H	460,000	228,125
Bank of Communications Co., Ltd., Class H	47,000	35,972
Beijing Capital International Airport Co., Ltd., Class H	10,000	10,504
BYD Co., Ltd., Class H	3,500	21,583
BYD Electronic International Co., Ltd.	3,500	4,765
CGN Power Co., Ltd., Class H(b)	57,000	14,718
China Cinda Asset Management Co., Ltd., Class H	47,000	15,052
China CITIC Bank Corp. Ltd., Class H	48,000	29,978
China Communications Construction Co., Ltd., Class H	24,000	23,113
China Communications Services Corp. Ltd., Class H	12,000	7,583
China Conch Venture Holdings Ltd.	8,500	31,023
China Construction Bank Corp., Class H	549,000	502,357
China Eastern Airlines Corp. Ltd., Class H	14,000	9,444
China Everbright Bank Co., Ltd., Class H	14,000	6,006
China Evergrande Group(a)	18,000	45,701
China Galaxy Securities Co., Ltd., Class H	18,000	9,202
China Huarong Asset Management Co., Ltd., Class H(b)	54,000	15,567
China International Capital Corp. Ltd., Class H(b)	7,600	13,473
China Life Insurance Co., Ltd., Class H	40,000	102,620
China Literature Ltd.(c)	800	7,487
China Longyuan Power Group Corp. Ltd., Class H	17,000	13,656
China Medical System Holdings Ltd.	7,000	13,943
China Merchants Bank Co., Ltd., Class H	21,000	77,247
China Minsheng Banking Corp. Ltd., Class H	35,400	25,296
China Molybdenum Co., Ltd., Class H	21,000	10,121
China National Building Material Co., Ltd., Class H	20,000	19,685
China Oilfield Services Ltd., Class H	10,000	9,418

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

China Pacific Insurance Group Co., Ltd., Class H	14,200	54,699
China Petroleum & Chemical Corp., Class H	150,000	134,268
China Railway Construction Corp. Ltd., Class H	10,500	10,622
China Railway Group Ltd., Class H	21,000	15,834
China Reinsurance Group Corp., Class H	59,000	12,914
China Resources Pharmaceutical Group Ltd.(b)	10,000	13,827
China Shenhua Energy Co., Ltd., Class H	18,000	42,574
China Southern Airlines Co., Ltd., Class H	10,000	7,836
China Telecom Corp. Ltd., Class H	74,000	34,724
China Vanke Co., Ltd., Class H	6,300	21,971
Chongqing Rural Commercial Bank Co., Ltd., Class H	13,000	7,716
CIFI Holdings Group Co., Ltd.	18,000	11,402
CITIC Securities Co., Ltd., Class H	12,000	23,858
CNOOC Ltd.	105,000	179,922
COSCO SHIPPING Holdings Co., Ltd., Class H(a)	13,000	5,942
Country Garden Holdings Co., Ltd.	40,000	70,120
Country Garden Services Holdings Co., Ltd.(a)	1	1
CRRC Corp. Ltd.	22,000	17,041
CSPC Pharmaceutical Group Ltd.	26,000	78,073
Ctrip.com International Ltd., ADR(a)	2,100	100,023
Dali Foods Group Co., Ltd.(b)	10,000	7,694
Dongfeng Motor Group Co., Ltd., Class H	14,000	14,756
ENN Energy Holdings Ltd.	4,000	39,174
Fosun International Ltd.	14,000	26,222
Future Land Development Holdings Ltd.	8,000	7,205
Fuyao Glass Industry Group Co., Ltd., Class H(b)	2,800	9,461
GDS Holdings Ltd., ADR(a)	400	16,036
Geely Automobile Holdings Ltd.	26,000	66,895
Genscript Biotech Corp.	6,000	16,407
GF Securities Co., Ltd., Class H	7,200	10,461
GOME Retail Holdings Ltd.(a)	58,000	5,905
Great Wall Motor Co., Ltd., Class H	16,500	12,558
Greatview Aseptic Packaging Co., Ltd.	982,000	585,775
Greentown China Holdings Ltd.	9,000	12,026
Guangzhou Automobile Group Co., Ltd., Class H	16,800	16,345
Guangzhou R&F Properties Co., Ltd.	5,200	10,436
Guotai Junan Securities Co., Ltd., Class H(b)	3,000	6,358
Haitian International Holdings Ltd.	3,000	7,070
Haitong Securities Co., Ltd., Class H	17,200	17,351
Hengan International Group Co., Ltd.	4,000	38,367
Huaneng Power International, Inc., Class H	22,000	14,538
Huaneng Renewables Corp. Ltd., Class H	26,000	8,618
Huatai Securities Co., Ltd., Class H(b)	8,800	13,956
Huazhu Group Ltd., ADR	800	33,592
Industrial & Commercial Bank of China Ltd., Class H	395,000	294,607
Inner Mongolia Yitai Coal Co., Ltd., Class B	10,500	14,306
JD.com, Inc., ADR(a)	4,200	163,590
Jiangsu Expressway Co., Ltd., Class H	6,000	7,145
Jiangxi Copper Co., Ltd., Class H	7,000	8,888
Kingdee International Software Group Co., Ltd.	14,000	14,259
Kingsoft Corp. Ltd.	4,000	12,073
KWG Property Holding Ltd.	9,500	11,866
Lenovo Group Ltd.	38,000	20,454
Logan Property Holdings Co., Ltd.	10,000	13,476
Longfor Properties Co., Ltd.	8,000	21,509
Luye Pharma Group Ltd.	12,000	12,261
Meitu, Inc.(c)	7,000	6,087
Minth Group Ltd.	4,000	16,919
Momo, Inc., ADR(a)	600	26,100
NetEase, Inc., ADR	500	126,335
New China Life Insurance Co., Ltd., Class H	4,400	18,232
New Oriental Education & Technology Group, Inc., ADR	900	85,194
Noah Holdings Ltd., ADR(a)	100	5,215
People’s Insurance Co. Group of China Ltd. (The), Class H	37,000	17,321
PetroChina Co., Ltd., Class H	112,000	85,323
PICC Property & Casualty Co., Ltd., Class H	36,000	38,719
Ping An Insurance Group Co. of China Ltd., Class H	117,500	1,076,027

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Postal Savings Bank of China Co., Ltd., Class H(b)	14,000	9,088
Semiconductor Manufacturing International Corp.(a)	16,000	20,730
Shandong Weigao Group Medical Polymer Co., Ltd., Class H	12,000	8,472
Shanghai Electric Group Co., Ltd., Class H(a)	16,000	5,378
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H	2,500	13,668
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B	4,900	6,997
Shanghai Pharmaceuticals Holding Co., Ltd., Class H	4,700	12,936
Shenzhou International Group Holdings Ltd.	4,000	49,222
SINA Corp.(a)	300	25,407
Sino-Ocean Group Holding Ltd.	16,000	9,259
Sinopec Engineering Group Co., Ltd., Class H	13,500	14,079
Sinopec Shanghai Petrochemical Co., Ltd., Class H	18,000	10,942
Sinopharm Group Co., Ltd., Class H	6,400	25,737
Sinotruk Hong Kong Ltd.	7,500	12,295
SOHO China Ltd.	11,000	5,218
Sunac China Holdings Ltd.	13,000	45,214
Sunny Optical Technology Group Co., Ltd.	3,800	70,480
TAL Education Group, ADR(a)	2,000	73,600
Tencent Holdings Ltd.	89,900	4,514,362
Tingyi Cayman Islands Holding Corp.	10,000	23,198
TravelSky Technology Ltd., Class H	5,000	14,513
Tsingtao Brewery Co., Ltd., Class H	2,000	10,958
Uni-President China Holdings Ltd.	12,000	15,396
Vipshop Holdings Ltd., ADR(a)	2,200	23,870
Want Want China Holdings Ltd.	27,000	24,009
Weibo Corp., ADR(a)	300	26,628
Weichai Power Co., Ltd., Class H	10,000	13,739
Wuxi Biologics Cayman, Inc.(c)	3,000	33,279
Yangzijiang Shipbuilding Holdings Ltd.	12,800	8,472
Yanzhou Coal Mining Co., Ltd., Class H	10,000	13,022
Yestar Healthcare Holdings Co., Ltd.	1,930,000	654,354
Yum China Holdings, Inc.	2,100	80,766
YY, Inc., ADR(a)	300	30,141
Zhejiang Expressway Co., Ltd., Class H	8,000	7,125
Zhongsheng Group Holdings Ltd.	3,000	8,982
Zhuzhou CRRC Times Electric Co., Ltd., Class H	2,900	13,753
Zijin Mining Group Co., Ltd., Class H	30,000	11,501
Total China		13,152,589
COLOMBIA - 0.0%
Bancolombia S.A.	1,808	21,787
Cementos Argos S.A.	4,456	14,899
Ecopetrol S.A.	33,853	34,938
Grupo Argos S.A.	2,532	17,156
Grupo de Inversiones Suramericana S.A.	1,799	23,078
Interconexion Electrica S.A. ESP	3,772	18,660
Total Colombia		130,518
CZECH - 0.0%
CEZ A/S	864	20,471
Komercni banka A/S	407	17,093
Moneta Money Bank A/S(b)	2,599	8,917
Total Czech		46,481
DENMARK - 1.4%
AP Moller - Maersk A/S, Class A	26	30,726
AP Moller - Maersk A/S, Class B	42	51,958
Brodrene Hartmann A/S	10,574	619,321
Carlsberg A/S, Class B	10,797	1,270,359
Chr Hansen Holding A/S	637	58,643
Coloplast A/S, Class B	754	75,281
Danske Bank A/S	4,542	141,501
DSV A/S	1,179	94,912
Genmab A/S(a)	398	61,239
H Lundbeck A/S	494	34,623
ISS A/S	1,152	39,458

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Novo Nordisk A/S, Class B	10,415	481,075
Novozymes A/S, Class B	1,438	72,731
Orsted A/S(b)	1,209	73,049
Pandora A/S	731	50,949
Royal Unibrew A/S	9,252	735,237
Tryg A/S	966	22,622
Vestas Wind Systems A/S	1,288	79,516
William Demant Holding A/S(a)	761	30,541
Total Denmark		4,023,741
EGYPT - 0.0%
Commercial International Bank Egypt SAE	5,597	26,496
Eastern Tobacco	642	6,390
Total Egypt		32,886
FINLAND - 0.9%
Elisa Oyj	934	43,148
Fortum Oyj	2,764	65,836
Kone Oyj, Class B	2,026	103,013
Metso Oyj	772	25,750
Neste Oyj	802	62,748
Nokia Oyj	32,789	188,074
Nokian Renkaat Oyj	805	31,699
Orion Oyj, Class B	806	21,677
Sampo Oyj, Class A	22,679	1,104,483
Stora Enso Oyj, Class R	3,409	66,414
UPM-Kymmene Oyj	3,178	113,153
Vaisala Oyj, Class A	24,759	624,533
Wartsila Oyj Abp	2,811	55,030
Total Finland		2,505,558
FRANCE - 7.6%
Accor S.A.	1,312	64,256
Aeroports de Paris	222	50,148
Air Liquide S.A.	8,169	1,023,945
Airbus SE	3,448	402,364
Alstom S.A.	1,145	52,531
Amundi S.A.(b)	504	34,839
Arkema S.A.	492	58,056
Atos SE	633	86,073
AXA S.A.	11,644	284,507
BioMerieux	372	33,424
BNP Paribas S.A.	6,662	412,091
Bollore S.A.	7,558	35,099
Bouygues S.A.	1,523	65,440
Bureau Veritas S.A.	1,976	52,675
Capgemini SE	10,231	1,371,054
Carrefour S.A.	4,007	64,637
Casino Guichard Perrachon S.A.	497	19,234
Cie de Saint-Gobain	19,554	871,032
Cie Generale des Etablissements Michelin SCA	10,248	1,239,783
CNP Assurances	1,219	27,695
Coface S.A.(a)	59,853	663,612
Covivio	330	34,288
Credit Agricole S.A.	7,399	98,203
Danone S.A.	3,633	265,254
Dassault Aviation S.A.	18	34,226
Dassault Systemes SE	7,532	1,054,055
Edenred	1,597	50,444
Eiffage S.A.	543	58,993
Electricite de France S.A.	4,265	58,524
Engie S.A.	11,269	172,376
Essilor International Cie Generale d’Optique S.A.	1,284	181,039
Eurazeo S.A.	394	29,823
Eutelsat Communications S.A.	1,535	31,767
Faurecia S.A.	579	41,159
Gecina S.A.	291	48,614

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Getlink	3,531	48,410
Hermes International	201	122,782
ICADE	379	35,500
Iliad S.A.	241	38,026
Imerys S.A.	342	27,602
Ingenico Group S.A.	480	43,039
Ipsen S.A.	292	45,671
JCDecaux S.A.	698	23,307
Kering S.A.	457	257,428
Klepierre S.A.	1,309	49,183
L’Oreal S.A.	1,500	369,790
Lectra	25,643	589,335
Legrand S.A.	1,691	123,861
LVMH Moet Hennessy Louis Vuitton SE	4,741	1,574,101
Natixis S.A.	7,008	49,585
Orange S.A.	12,191	203,494
Pernod Ricard S.A.	1,293	211,024
Peugeot S.A.	3,877	88,339
Publicis Groupe S.A.	1,370	94,013
Remy Cointreau S.A.	221	28,612
Renault S.A.	1,228	104,038
Rexel S.A.	2,542	36,491
Safran S.A.	18,971	2,297,480
Sanofi	6,656	534,207
Schneider Electric SE	3,231	268,712
SCOR SE	1,263	46,707
SEB S.A.	211	36,812
Societe BIC S.A.	303	28,095
Societe Generale S.A.	22,748	956,096
Sodexo S.A.	641	63,987
Suez	2,870	37,126
Teleperformance	405	71,481
Thales S.A.	705	90,701
TOTAL S.A.	23,629	1,434,888
Ubisoft Entertainment S.A.(a)	553	60,447
Unibail-Rodamco-Westfield(a)	3,897	42,313
Unibail-Rodamco-Westfield	612	134,756
Valeo S.A.	15,626	851,985
Veolia Environnement S.A.	3,163	67,590
Vinci S.A.	18,993	1,823,159
Vivendi S.A.	6,439	157,517
Wendel S.A.	299	41,140
Total France		22,280,090
GERMANY - 4.6%
1&1 Drillisch AG	434	24,619
adidas AG	1,137	247,545
Allianz SE	2,593	534,300
Axel Springer SE	410	29,629
BASF SE	11,259	1,074,880
Bayer AG	4,811	528,361
Bayerische Motoren Werke AG	2,027	183,225
Beiersdorf AG	683	77,417
Brenntag AG	1,092	60,673
Commerzbank AG(a)	6,839	65,240
Continental AG	680	154,753
Covestro AG(b)	1,238	110,038
Daimler AG	5,403	346,101
Delivery Hero AG(c)	776	41,132
Deutsche Bank AG	12,360	132,233
Deutsche Boerse AG	1,199	159,412
Deutsche Lufthansa AG	1,781	42,668
Deutsche Post AG	6,005	195,105
Deutsche Telekom AG(a)	19,947	308,269
Deutsche Wohnen SE	2,290	110,593
E.ON SE	13,809	147,128
Evonik Industries AG	1,269	43,417

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Fraport AG Frankfurt Airport Services Worldwide	353	33,960
Fresenius Medical Care AG & Co. KGaA	1,359	136,840
Fresenius SE & Co. KGaA	15,672	1,254,773
GEA Group AG	1,312	44,186
Gerresheimer AG	8,541	691,000
Hannover Rueck SE	438	54,453
HeidelbergCement AG	989	83,043
Henkel AG & Co. KGaA	703	78,055
Hochtief AG	178	32,099
Hugo Boss AG	493	44,710
Infineon Technologies AG	6,952	176,590
Innogy SE(b)	1,077	46,013
K+S AG	1,543	37,956
KION Group AG	550	39,479
KWS S.A.A. t SE	1,728	612,453
Lanxess AG	642	49,913
Linde AG	1,119	265,851
MAN SE	312	35,305
Merck KGaA	866	84,303
METRO AG	1,714	21,123
MTU Aero Engines AG	362	69,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	949	199,520
OSRAM Licht AG	771	31,399
ProSiebenSat.1 Media SE	1,762	44,587
Puma SE	69	40,310
RWE AG	3,506	79,672
SAF-Holland S.A.	37,600	565,160
SAP SE	22,785	2,629,792
Siemens AG	4,493	591,979
Siemens Healthineers AG(c)	1,150	47,390
Symrise AG	847	74,091
Telefonica Deutschland Holding AG	7,077	27,841
thyssenkrupp AG	2,936	71,168
TUI AG	3,048	66,666
Uniper SE	1,559	46,416
United Internet AG	886	50,583
Volkswagen AG	250	41,098
Vonovia SE	3,046	144,774
Wirecard AG	743	118,895
Zalando SE(c)	856	47,707
Total Germany		13,427,229
GREECE - 0.0%
Alpha Bank AE(a)	7,437	16,572
Eurobank Ergasias S.A.(a)	9,946	10,342
Hellenic Telecommunications Organization S.A.	1,312	16,186
JUMBO S.A.	546	8,982
National Bank of Greece S.A.(a)	29,378	8,965
OPAP S.A.	1,195	13,473
Piraeus Bank S.A.(a)	1,519	5,140
Titan Cement Co. S.A.	248	6,273
Total Greece		85,933
HONG KONG - 3.3%
AIA Group Ltd.	140,000	1,219,598
Alibaba Health Information Technology Ltd.(a)	18,000	17,321
Alibaba Pictures Group Ltd.(a)	70,000	7,654
ASM Pacific Technology Ltd.	1,600	20,166
Bank of East Asia Ltd. (The)	6,600	26,305
Beijing Enterprises Holdings Ltd.	2,500	12,138
Beijing Enterprises Water Group Ltd.	30,000	16,313
BOC Hong Kong Holdings Ltd.	20,000	93,999
Brilliance China Automotive Holdings Ltd.	16,000	28,707
China Everbright International Ltd.	13,000	16,742
China Everbright Ltd.	4,000	7,318
China First Capital Group Ltd.(a)	22,000	14,045

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

China Gas Holdings Ltd.	9,400	37,686
China Jinmao Holdings Group Ltd.	28,000	14,008
China Mengniu Dairy Co., Ltd.(a)	15,000	50,592
China Merchants Port Holdings Co., Ltd.	8,000	16,202
China Mobile Ltd.	35,500	314,990
China Overseas Land & Investment Ltd.	20,000	65,644
China Resources Beer Holdings Co., Ltd.	8,000	38,740
China Resources Cement Holdings Ltd.	14,000	14,089
China Resources Gas Group Ltd.	4,000	17,293
China Resources Land Ltd.	14,000	47,027
China Resources Power Holdings Co., Ltd.	10,000	17,574
China State Construction International Holdings Ltd.	10,000	10,229
China Taiping Insurance Holdings Co., Ltd.	8,600	26,738
China Traditional Chinese Medicine Holdings Co., Ltd.	16,000	13,807
China Unicom Hong Kong Ltd.	32,000	39,888
Chong Sing Holdings FinTech Gr(a)	124,000	14,527
CITIC Ltd.	31,000	43,609
CK Asset Holdings Ltd.	14,000	110,828
CK Hutchison Holdings Ltd.	14,500	153,497
CK Infrastructure Holdings Ltd.	3,500	25,910
CLP Holdings Ltd.	9,000	96,942
COSCO SHIPPING Ports Ltd.	8,000	6,654
Dairy Farm International Holdings Ltd.	2,300	20,193
Far East Horizon Ltd.	12,000	11,619
Fullshare Holdings Ltd.(a)	37,500	18,545
Galaxy Entertainment Group Ltd.	13,000	100,210
GCL-Poly Energy Holdings Ltd.(a)	70,000	6,573
Guangdong Investment Ltd.	16,000	25,322
Haier Electronics Group Co., Ltd.	7,000	23,882
Hang Lung Group Ltd.	5,000	14,000
Hang Lung Properties Ltd.	11,000	22,595
Hang Seng Bank Ltd.	4,100	102,378
Henderson Land Development Co., Ltd.	6,600	34,804
HK Electric Investments & HK Electric Investments Ltd.(b)	14,000	13,383
HKT Trust & HKT Ltd.	20,000	25,614
Hong Kong & China Gas Co., Ltd.	49,500	94,621
Hong Kong Exchanges & Clearing Ltd.	6,300	188,544
Hongkong Land Holdings Ltd.	6,300	45,038
Hysan Development Co., Ltd.	3,000	16,744
Jardine Matheson Holdings Ltd.	1,200	75,616
Jardine Strategic Holdings Ltd.	1,200	43,714
Jiayuan International Group Ltd.	8,000	13,863
Kerry Properties Ltd.	3,500	16,726
Kingboard Chemical Holdings Ltd.	3,500	12,747
Kingboard Laminates Holdings Ltd.	5,500	6,763
Kunlun Energy Co., Ltd.	18,000	15,720
Lee & Man Paper Manufacturing Ltd.	8,000	8,071
Lee’s Pharmaceutical Holdings Ltd.	509,000	661,649
Li & Fung Ltd.	32,000	11,721
Link REIT	12,000	109,433
Mandarin Oriental International Ltd.	272,900	635,600
Melco Resorts & Entertainment Ltd., ADR	1,300	36,400
MTR Corp. Ltd.	8,000	44,189
New World Development Co., Ltd.	32,000	44,765
Nine Dragons Paper Holdings Ltd.	9,000	11,419
NWS Holdings Ltd.	8,000	13,806
PCCW Ltd.	23,000	12,942
Pico Far East Holdings Ltd.	1,468,000	594,125
Power Assets Holdings Ltd.	7,500	52,434
Shanghai Industrial Holdings Ltd.	3,000	6,970
Shangri-La Asia Ltd.	6,000	11,241
Shenzhen International Holdings Ltd.	7,000	14,440
Shenzhen Investment Ltd.	34,000	12,354
Shimao Property Holdings Ltd.	6,500	16,947
Sino Biopharmaceutical Ltd.	36,000	54,979
Sino Land Co., Ltd.	16,000	26,000
Sitoy Group Holdings Ltd.	2,776,000	611,209
SJM Holdings Ltd.	11,000	13,643

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

SmarTone Telecommunications Holdings Ltd.	631,000	650,652
SSY Group Ltd.	8,000	8,858
Sun Art Retail Group Ltd.	13,000	16,959
Sun Hung Kai Properties Ltd.	8,000	120,528
Swire Pacific Ltd., Class A	2,500	26,425
Swire Properties Ltd.	6,200	22,865
Techtronic Industries Co., Ltd.	7,500	41,654
Vinda International Holdings Ltd.	371,000	643,105
Vitasoy International Holdings Ltd.	232,000	741,288
Wasion Group Holdings Ltd.	1,156,000	627,684
WH Group Ltd.(b)	47,000	38,032
Wharf Holdings Ltd. (The)	7,000	22,416
Wharf Real Estate Investment Co., Ltd.	7,000	49,705
Wheelock & Co., Ltd.	4,000	27,798
Yue Yuen Industrial Holdings Ltd.	4,000	11,275
Yuexiu Property Co., Ltd.	34,000	6,474
Total Hong Kong		9,666,049
HUNGARY - 0.0%
MOL Hungarian Oil & Gas PLC	1,974	18,995
OTP Bank Nyrt	1,274	45,998
Richter Gedeon Nyrt	748	13,621
Total Hungary		78,614
INDIA - 0.4%
ICICI Bank Ltd., ADR	158,000	1,268,740
Total India		1,268,740
INDONESIA - 0.4%
Adaro Energy Tbk PT	77,000	9,608
Astra International Tbk PT	108,400	49,907
Bank Central Asia Tbk PT	52,800	78,853
Bank Danamon Indonesia Tbk PT	18,000	8,013
Bank Mandiri Persero Tbk PT	99,900	47,795
Bank Negara Indonesia Persero Tbk PT	39,900	19,605
Bank Rakyat Indonesia Persero Tbk PT	297,100	58,764
Charoen Pokphand Indonesia Tbk PT	39,500	10,137
Gudang Garam Tbk PT	2,600	12,183
Hanjaya Mandala Sampoerna Tbk PT	49,800	12,410
Indocement Tunggal Prakarsa Tbk PT	9,900	9,414
Indofood CBP Sukses Makmur Tbk PT	12,500	7,723
Indofood Sukses Makmur Tbk PT	23,500	10,902
Kalbe Farma Tbk PT	112,900	9,603
Matahari Department Store Tbk PT	13,300	8,146
Perusahaan Gas Negara Persero Tbk	58,400	8,105
Semen Indonesia Persero Tbk PT	15,900	7,903
Surya Citra Media Tbk PT	31,300	4,489
Telekomunikasi Indonesia Persero Tbk PT	269,800	70,659
Telekomunikasi Indonesia Persero Tbk PT, ADR	26,700	694,467
Unilever Indonesia Tbk PT	8,200	26,351
United Tractors Tbk PT	9,000	19,817
Total Indonesia		1,184,854
IRELAND - 2.0%
Accenture PLC, Class A	6,360	1,040,432
AerCap Holdings N.V.(a)	1,000	54,150
CRH PLC	4,500	157,848
DCC PLC	638	57,853
Grafton Group PLC	66,907	701,029
Irish Continental Group PLC	106,255	629,028
James Hardie Industries PLC	2,362	39,602
Kerry Group PLC, Class A	850	88,791
Medtronic PLC	21,300	1,823,493
Paddy Power Betfair PLC	430	46,992

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Ryanair Holdings PLC, ADR(a)	9,740	1,112,600
Total Ireland		5,751,818
ISLE OF MAN - 0.0%
GVC Holdings PLC	4,004	55,367
Total Isle of Man		55,367
ISRAEL - 0.1%
Azrieli Group Ltd.	227	11,283
Bank Hapoalim BM	5,709	38,703
Bank Leumi Le-Israel BM	7,747	45,840
Bezeq The Israeli Telecommunication Corp. Ltd.	11,102	12,512
Check Point Software Technologies Ltd.(a)	700	68,376
Elbit Systems Ltd.	126	14,835
Frutarom Industries Ltd.	207	20,359
Israel Chemicals Ltd.	3,764	17,245
Mizrahi Tefahot Bank Ltd.	747	13,743
Nice Ltd.(a)	325	33,636
Teva Pharmaceutical Industries Ltd., ADR	4,900	119,168
Total Israel		395,700
ITALY - 0.9%
Assicurazioni Generali SpA	7,517	125,669
Atlantia SpA	3,297	97,203
Banca IFIS SpA	21,265	637,811
Davide Campari-Milano SpA	4,870	39,972
Enel SpA	49,463	274,083
Eni SpA	15,461	286,668
Ferrari N.V.	798	107,865
Intesa Sanpaolo SpA	82,374	238,330
Intesa Sanpaolo SpA	9,210	27,828
Leonardo SpA	3,508	34,527
Luxottica Group SpA	1,174	75,589
Mediobanca Banca di Credito Finanziario SpA	4,838	44,752
Moncler SpA	1,287	58,398
Pirelli & C SpA(c)	3,701	30,819
Poste Italiane SpA(b)	4,376	36,525
Prysmian SpA	1,635	40,569
Recordati SpA	918	36,376
Snam SpA	16,109	67,133
Telecom Italia SpA/Milano(a)	81,443	60,339
Telecom Italia SpA/Milano	52,245	34,000
Terna Rete Elettrica Nazionale SpA	10,390	56,113
UniCredit SpA	12,374	205,092
Total Italy		2,615,661
JAPAN - 16.5%
ABC-Mart, Inc.	200	10,932
Acom Co., Ltd.	2,100	8,062
Aeon Co., Ltd.	3,600	77,012
AEON Financial Service Co., Ltd.	900	19,183
Aeon Mall Co., Ltd.	600	10,763
Air Water, Inc.	800	14,672
Aisin Seiki Co., Ltd.	900	40,979
Ajinomoto Co., Inc.	2,900	54,894
Alfresa Holdings Corp.	1,300	30,527
Alps Electric Co., Ltd.	1,100	28,251
Amada Holdings Co., Ltd.	2,400	23,034
ANA Holdings, Inc.	800	29,354
Aozora Bank Ltd.	800	30,361
Ariake Japan Co., Ltd.	7,700	662,791
Asahi Glass Co., Ltd.	1,100	42,786
Asahi Group Holdings Ltd.	2,100	107,704
Asahi Kasei Corp.	7,400	93,843
Asics Corp.	900	15,193
Astellas Pharma, Inc.	49,800	757,885

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Bandai Namco Holdings, Inc.	1,100	45,311
Bank of Kyoto Ltd. (The)	300	13,851
Benesse Holdings, Inc.	400	14,185
Bridgestone Corp.	3,500	136,720
Brother Industries Ltd.	1,300	25,611
Calbee, Inc.	600	22,571
Canon, Inc.	5,700	186,912
Casio Computer Co., Ltd.	1,400	22,737
Central Japan Railway Co.	800	165,623
Chiba Bank Ltd. (The)	3,700	26,096
Chubu Electric Power Co., Inc.	3,400	50,981
Chugai Pharmaceutical Co., Ltd.	1,300	68,069
Chugoku Electric Power Co., Inc. (The)	1,500	19,377
CKD Corp.	35,100	575,602
Coca-Cola Bottlers Japan Holdings, Inc.	900	36,009
Concordia Financial Group Ltd.	6,500	33,032
Credit Saison Co., Ltd.	1,200	18,853
CyberAgent, Inc.	600	35,984
CYBERDYNE, Inc.(a)	1,100	12,860
Dai Nippon Printing Co., Ltd.	1,400	31,285
Dai-ichi Life Holdings, Inc.	6,300	112,125
Daicel Corp.	1,500	16,570
Daifuku Co., Ltd.	700	30,584
Daiichi Sankyo Co., Ltd.	3,200	122,251
Daikin Industries Ltd.	1,400	167,318
Daiseki Co., Ltd.	21,700	636,214
Daito Trust Construction Co., Ltd.	400	65,069
Daiwa House Industry Co., Ltd.	54,700	1,860,994
Daiwa House REIT Investment Corp.	12	28,500
Daiwa Securities Group, Inc.	9,000	52,163
DeNA Co., Ltd.	600	11,235
Denso Corp.	2,600	126,865
Dentsu, Inc.	1,200	56,805
Disco Corp.	200	34,049
Don Quijote Holdings Co., Ltd.	40,100	1,924,747
East Japan Railway Co.	1,800	172,378
Eisai Co., Ltd.	1,400	98,546
Electric Power Development Co., Ltd.	800	20,648
EPS Holdings, Inc.	32,000	684,676
FamilyMart UNY Holdings Co., Ltd.	500	52,652
FANUC Corp.	1,100	218,033
Fast Retailing Co., Ltd.	300	137,501
Fuji Electric Co., Ltd.	4,000	30,384
FUJIFILM Holdings Corp.	2,200	85,806
Fujitec Co., Ltd.	90,100	1,108,830
Fujitsu Ltd.	11,000	66,567
Fukuoka Financial Group, Inc.	4,000	20,073
Goldwin, Inc.	7,400	639,987
Hakuhodo DY Holdings, Inc.	1,600	25,654
Hamamatsu Photonics KK	800	34,342
Hankyu Hanshin Holdings, Inc.	1,300	52,220
Hikari Tsushin, Inc.	200	35,100
Hino Motors Ltd.	1,400	14,929
Hirose Electric Co., Ltd.	200	24,735
Hisamitsu Pharmaceutical Co., Inc.	400	33,704
Hitachi Chemical Co., Ltd.	600	12,079
Hitachi Construction Machinery Co., Ltd.	600	19,452
Hitachi High-Technologies Corp.	400	16,272
Hitachi Ltd.	27,000	190,215
Hitachi Metals Ltd.	1,700	17,627
Honda Motor Co., Ltd.	9,200	269,753
Hoshizaki Corp.	8,100	818,606
Hoya Corp.	2,100	119,131
Hulic Co., Ltd.	2,200	23,481
Idemitsu Kosan Co., Ltd.	900	32,005
IHI Corp.	800	27,827
Iida Group Holdings Co., Ltd.	800	15,401
Inpex Corp.	6,100	63,354
Isetan Mitsukoshi Holdings Ltd.	2,300	28,695

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Isuzu Motors Ltd.	57,400	760,961
ITOCHU Corp.	8,000	144,687
J Front Retailing Co., Ltd.	1,300	19,748
Japan Airlines Co., Ltd.	800	28,345
Japan Airport Terminal Co., Ltd.	400	18,707
Japan Exchange Group, Inc.	2,800	51,935
Japan Material Co., Ltd.	40,200	620,260
Japan Post Bank Co., Ltd.	2,200	25,578
Japan Post Holdings Co., Ltd.	9,000	98,494
Japan Prime Realty Investment Corp.	6	21,797
Japan Real Estate Investment Corp.	8	42,320
Japan Retail Fund Investment Corp.	18	32,469
Japan Tobacco, Inc.	6,100	170,473
JFE Holdings, Inc.	2,800	52,886
JGC Corp.	1,400	28,161
JSR Corp.	1,400	23,792
JTEKT Corp.	1,200	16,288
JXTG Holdings, Inc.	18,400	127,655
Kajima Corp.	5,000	38,633
Kakaku.com, Inc.	1,000	22,518
Kamigumi Co., Ltd.	600	12,454
Kaneka Corp.	2,000	17,911
Kansai Electric Power Co., Inc. (The)	4,300	62,711
Kansai Paint Co., Ltd.	1,100	22,828
Kao Corp.	14,700	1,120,457
Kawasaki Heavy Industries Ltd.	800	23,529
KDDI Corp.	70,000	1,914,143
Keihan Holdings Co., Ltd.	700	25,098
Keikyu Corp.	1,300	21,293
Keio Corp.	600	28,992
Keisei Electric Railway Co., Ltd.	900	30,872
Keyence Corp.	500	282,007
Kikkoman Corp.	900	45,440
Kintetsu Group Holdings Co., Ltd.	1,000	40,775
Kintetsu World Express, Inc.	30,900	636,859
Kirin Holdings Co., Ltd.	4,600	123,302
Kobayashi Pharmaceutical Co., Ltd.	300	25,895
Kobe Steel Ltd.	1,700	15,536
Koito Manufacturing Co., Ltd.	600	39,632
Komatsu Ltd.	5,200	148,037
Konami Holdings Corp.	600	30,487
Konica Minolta, Inc.	2,600	24,113
Kose Corp.	200	43,019
Kubota Corp.	41,000	643,492
Kuraray Co., Ltd.	1,900	26,132
Kurita Water Industries Ltd.	700	19,938
Kyocera Corp.	1,800	101,228
Kyowa Hakko Kirin Co., Ltd.	1,700	34,218
Kyushu Electric Power Co., Inc.	2,300	25,681
Kyushu Railway Co.	900	27,518
Lawson, Inc.	300	18,736
LINE Corp.(a)	500	20,643
Lion Corp.	1,600	29,277
LIXIL Group Corp.	1,700	33,975
M3, Inc.	1,300	51,699
Mabuchi Motor Co., Ltd.	300	14,239
Makita Corp.	32,000	1,431,457
Mani, Inc.	15,000	673,721
Marubeni Corp.	8,800	66,998
Marui Group Co., Ltd.	33,900	713,089
Maruichi Steel Tube Ltd.	300	10,166
Mazda Motor Corp.	3,500	42,933
McDonald’s Holdings Co. Japan Ltd.	400	20,397
Mebuki Financial Group, Inc.	5,400	18,114
Medipal Holdings Corp.	1,200	24,105
MEIJI Holdings Co., Ltd.	700	59,118
Minebea Mitsumi, Inc.	2,100	35,389
MISUMI Group, Inc.	1,700	49,461
Mitsubishi Chemical Holdings Corp.	7,700	64,301

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Mitsubishi Corp.	8,100	224,605
Mitsubishi Electric Corp.	10,300	136,660
Mitsubishi Estate Co., Ltd.	6,700	116,961
Mitsubishi Gas Chemical Co., Inc.	900	20,338
Mitsubishi Heavy Industries Ltd.	1,700	61,797
Mitsubishi Materials Corp.	600	16,461
Mitsubishi Motors Corp.	4,400	35,074
Mitsubishi Tanabe Pharma Corp.	1,700	29,351
Mitsubishi UFJ Financial Group, Inc.	66,400	376,148
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,400	14,713
Mitsui & Co., Ltd.	9,500	158,197
Mitsui Chemicals, Inc.	1,000	26,579
Mitsui Fudosan Co., Ltd.	5,200	125,259
Mitsui OSK Lines Ltd.	800	19,239
Mizuho Financial Group, Inc.	133,300	224,542
MS&AD Insurance Group Holdings, Inc.	2,700	83,858
Murata Manufacturing Co., Ltd.	1,000	167,876
Nabtesco Corp.	800	24,580
Nagoya Railroad Co., Ltd.	1,000	25,795
NEC Corp.	1,600	43,846
Nexon Co., Ltd.(a)	62,700	909,736
NGK Insulators Ltd.	1,800	31,983
NGK Spark Plug Co., Ltd.	900	25,586
NH Foods Ltd.	500	20,213
Nidec Corp.	7,800	1,166,799
Nikon Corp.	1,800	28,606
Nintendo Co., Ltd.	600	195,857
Nippon Building Fund, Inc.	8	46,146
Nippon Ceramic Co., Ltd.	24,900	647,616
Nippon Electric Glass Co., Ltd.	500	13,860
Nippon Express Co., Ltd.	500	36,231
Nippon Paint Holdings Co., Ltd.	900	38,705
Nippon Prologis REIT, Inc.	12	24,905
Nippon Steel & Sumitomo Metal Corp.	4,500	88,232
Nippon Telegraph & Telephone Corp.	3,900	177,169
Nippon Yusen KK	900	17,831
Nissan Chemical Industries Ltd.	800	37,266
Nissan Motor Co., Ltd.	13,100	127,465
Nisshin Seifun Group, Inc.	1,100	23,308
Nissin Foods Holdings Co., Ltd.	400	28,982
Nitori Holdings Co., Ltd.	500	77,789
Nitto Denko Corp.	1,000	75,497
NOK Corp.	500	9,657
Nomura Holdings, Inc.	19,400	93,878
Nomura Real Estate Holdings, Inc.	700	15,499
Nomura Real Estate Master Fund, Inc.	25	35,293
Nomura Research Institute Ltd.	700	33,867
NSK Ltd.	2,100	21,615
NTT Data Corp.	4,000	46,012
NTT DOCOMO, Inc.	7,600	193,666
Obayashi Corp.	4,100	42,572
Obic Co., Ltd.	400	33,047
Odakyu Electric Railway Co., Ltd.	1,900	40,747
Oji Holdings Corp.	5,000	30,985
Olympus Corp.	1,600	59,852
Omron Corp.	1,200	55,901
Ono Pharmaceutical Co., Ltd.	2,200	51,504
Optex Group Co., Ltd.	23,300	650,011
Oracle Corp. Japan	300	24,452
Oriental Land Co., Ltd.	1,200	125,816
ORIX Corp.	41,800	658,856
Osaka Gas Co., Ltd.	2,300	47,624
Otsuka Corp.	600	23,488
Otsuka Holdings Co., Ltd.	2,300	111,257
Panasonic Corp.	12,300	165,858
Park24 Co., Ltd.	600	16,317
Persol Holdings Co., Ltd.	1,000	22,270
Pola Orbis Holdings, Inc.	500	21,973
Rakuten, Inc.	5,000	33,748

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Recruit Holdings Co., Ltd.	6,100	168,474
Renesas Electronics Corp.(a)	5,200	50,834
Resona Holdings, Inc.	11,800	62,891
Rheon Automatic Machinery Co., Ltd.	34,100	592,473
Ricoh Co., Ltd.	3,800	34,799
Rinnai Corp.	200	17,626
Rohm Co., Ltd.	600	50,139
Ryohin Keikaku Co., Ltd.	100	35,132
Sankyo Co., Ltd.	400	15,642
Santen Pharmaceutical Co., Ltd.	2,000	34,793
SBI Holdings, Inc.	1,400	35,896
Secom Co., Ltd.	1,200	92,021
Sega Sammy Holdings, Inc.	1,300	22,250
Seibu Holdings, Inc.	1,600	26,944
Seiko Epson Corp.	1,900	32,987
Sekisui Chemical Co., Ltd.	2,100	35,722
Sekisui House Ltd.	3,700	65,395
Seven & i Holdings Co., Ltd.	4,200	183,186
Seven Bank Ltd.	3,200	9,771
SG Holdings Co., Ltd.	800	17,501
Sharp Corp.	1,200	29,187
Shimadzu Corp.	1,300	39,222
Shimamura Co., Ltd.	200	17,584
Shimano, Inc.	500	73,372
Shimizu Corp.	3,600	37,260
Shin-Etsu Chemical Co., Ltd.	10,800	959,779
Shinsei Bank Ltd.	26,200	401,996
Shionogi & Co., Ltd.	1,600	82,102
Shiseido Co., Ltd.	2,100	166,647
Shizuoka Bank Ltd. (The)	2,800	25,176
SHO-BOND Holdings Co., Ltd.	9,700	673,948
Showa Shell Sekiyu KK	1,400	20,858
SMC Corp.	300	109,827
SoftBank Group Corp.	4,600	328,477
Sohgo Security Services Co., Ltd.	400	18,819
Sompo Holdings, Inc.	1,900	76,665
Sony Corp.	37,600	1,925,659
Sony Financial Holdings, Inc.	1,200	22,864
Stanley Electric Co., Ltd.	800	27,240
Start Today Co., Ltd.	1,200	43,417
Subaru Corp.	3,500	101,798
SUMCO Corp.	1,300	26,110
Sumitomo Chemical Co., Ltd.	9,000	50,901
Sumitomo Corp.	6,400	104,959
Sumitomo Dainippon Pharma Co., Ltd.	900	19,022
Sumitomo Electric Industries Ltd.	4,400	65,440
Sumitomo Heavy Industries Ltd.	600	20,216
Sumitomo Metal Mining Co., Ltd.	1,300	49,617
Sumitomo Mitsui Financial Group, Inc.	36,300	1,415,917
Sumitomo Mitsui Trust Holdings, Inc.	2,000	78,907
Sumitomo Realty & Development Co., Ltd.	2,000	73,650
Sumitomo Rubber Industries Ltd.	1,300	20,606
Sundrug Co., Ltd.	400	16,205
Suntory Beverage & Food Ltd.	900	38,477
Suruga Bank Ltd.	900	8,017
Suzuken Co. Ltd/Aichi Japan	400	16,916
Suzuki Motor Corp.	2,000	110,216
Sysmex Corp.	1,000	93,175
T&D Holdings, Inc.	3,400	50,993
Taiheiyo Cement Corp.	800	26,317
Taisei Corp.	1,300	71,590
Taisho Pharmaceutical Holdings Co., Ltd.	200	23,397
Taiyo Nippon Sanso Corp.	700	10,021
Takashimaya Co., Ltd.	2,000	17,111
Takeda Pharmaceutical Co., Ltd.	4,000	168,272
TDK Corp.	800	81,458
Teijin Ltd.	1,000	18,318
Terumo Corp.	1,700	97,321
THK Co., Ltd.	800	22,841

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Tobu Railway Co., Ltd.	1,200	36,674
Toho Co., Ltd.	800	26,795
Toho Gas Co., Ltd.	400	13,857
Tohoku Electric Power Co., Inc.	2,400	29,324
Tokio Marine Holdings, Inc.	3,800	177,776
Tokyo Century Corp.	300	16,983
Tokyo Electric Power Co. Holdings, Inc.(a)	9,000	41,900
Tokyo Electron Ltd.	900	154,488
Tokyo Gas Co., Ltd.	2,400	63,725
Tokyo Tatemono Co., Ltd.	1,100	15,088
Tokyu Corp.	2,800	48,183
Tokyu Fudosan Holdings Corp.	3,600	25,394
Toppan Printing Co., Ltd.	3,000	23,469
Toray Industries, Inc.	80,400	634,586
Toshiba Corp.(a)	37,000	111,076
Tosoh Corp.	1,600	24,739
TOTO Ltd.	800	37,029
Toyo Seikan Group Holdings Ltd.	900	15,795
Toyo Suisan Kaisha Ltd.	500	17,839
Toyoda Gosei Co., Ltd.	600	15,186
Toyota Industries Corp.	900	50,378
Toyota Motor Corp.	14,000	905,366
Toyota Tsusho Corp.	1,300	43,442
Transcosmos, Inc.	26,400	632,739
Trend Micro, Inc.	700	39,849
Tsuruha Holdings, Inc.	200	25,051
Unicharm Corp.	2,400	72,154
United Urban Investment Corp.	16	24,863
USS Co., Ltd.	1,200	22,815
West Japan Railway Co.	1,000	73,624
Yahoo Japan Corp.	9,600	31,804
Yakult Honsha Co., Ltd.	700	46,803
Yamada Denki Co., Ltd.	3,400	16,889
Yamaguchi Financial Group, Inc.	2,000	22,499
Yamaha Corp.	22,400	1,162,508
Yamaha Motor Co., Ltd.	1,800	45,187
Yamato Holdings Co., Ltd.	1,900	55,922
Yamazaki Baking Co., Ltd.	700	18,354
Yaskawa Electric Corp.	1,400	49,301
Yokogawa Electric Corp.	1,600	28,411
Yokohama Rubber Co., Ltd. (The)	900	18,668
Total Japan		48,309,491
JERSEY - 0.0%
Randgold Resources Ltd.	695	53,492
Total Jersey		53,492
LUXEMBOURG - 0.4%
ArcelorMittal	4,178	121,896
Eurofins Scientific SE	90	49,915
Millicom International Cellular S.A.	354	20,805
Reinet Investments SCA(a)	1,198	21,104
RTL Group S.A.	357	24,193
SES S.A.	2,751	50,288
Tenaris S.A.	42,077	767,906
Total Luxembourg		1,056,107
MACAU - 0.0%
MGM China Holdings Ltd.	5,200	12,023
Sands China Ltd.	12,800	68,242
Wynn Macau Ltd.	8,400	26,919
Total Macau		107,184
MALAYSIA - 0.2%
AirAsia Group Bhd	8,000	5,929
Alliance Bank Malaysia Bhd	5,400	5,404

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

AMMB Holdings Bhd	8,900	8,257
Axiata Group Bhd	14,500	13,645
CIMB Group Holdings Bhd	24,700	33,302
Dialog Group Bhd	16,600	12,677
DiGi.Com Bhd	16,600	17,061
Gamuda Bhd	9,200	7,437
Genting Bhd	12,400	25,797
Genting Malaysia Bhd	15,900	19,200
HAP Seng Consolidated Bhd	3,300	8,007
Hartalega Holdings Bhd	7,100	10,534
Hong Leong Bank Bhd	3,500	15,780
Hong Leong Financial Group Bhd	1,200	5,347
IHH Healthcare Bhd	11,000	16,626
IJM Corp. Bhd	15,500	6,871
IOI Corp. Bhd	11,800	13,281
Kuala Lumpur Kepong Bhd	2,600	15,551
Malayan Banking Bhd	23,100	51,448
Malaysia Airports Holdings Bhd	4,400	9,585
Maxis Bhd	10,500	14,205
MISC Bhd	7,200	10,548
Nestle Malaysia Bhd	300	10,947
Petronas Chemicals Group Bhd	12,800	26,662
Petronas Dagangan Bhd	1,300	7,988
Petronas Gas Bhd	3,700	15,819
PPB Group Bhd	2,500	12,180
Press Metal Aluminium Holdings Bhd	7,100	7,656
Public Bank Bhd	15,600	90,245
RHB Bank Bhd	4,300	5,800
Sime Darby Bhd	12,700	7,696
Sime Darby Plantation Bhd	12,700	16,705
SP Setia Bhd Group	8,000	6,148
Telekom Malaysia Bhd	6,000	4,618
Tenaga Nasional Bhd	18,200	65,982
YTL Corp. Bhd	23,400	6,547
Total Malaysia		611,485
MEXICO - 0.7%
Alfa S.A.B. de C.V., Class A	23,600	27,402
Alsea S.A.B. de C.V.	7,000	24,116
America Movil S.A.B. de C.V., Series L	204,000	170,306
Arca Continental S.A.B. de C.V.	2,400	14,737
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand, Class B	15,060	20,277
Cemex S.A.B. de C.V.(a)	95,000	62,519
Coca-Cola Femsa S.A.B. de C.V., Series L	4,100	23,128
El Puerto de Liverpool S.A.B. de C.V.	1,000	6,398
Fibra Uno Administracion S.A. de C.V.	24,300	35,422
Fomento Economico Mexicano S.A.B. de C.V.	12,100	106,340
Fresnillo PLC	1,783	26,869
Genomma Lab Internacional S.A.B. de C.V., Class B(a)	829,000	694,164
Gruma S.A.B. de C.V., Class B	1,820	22,228
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	2,800	25,984
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	1,610	25,577
Grupo Bimbo S.A.B. de C.V., Series A	13,100	25,533
Grupo Carso S.A.B. de C.V., Series A1	2,400	8,120
Grupo Financiero Banorte S.A.B. de C.V.	15,700	92,317
Grupo Financiero Inbursa S.A.B. de C.V.	18,100	25,427
Grupo Mexico S.A.B. de C.V., Series B	20,400	57,820
Grupo Televisa S.A.B., Series CPO	16,000	60,688
Industrias Penoles S.A.B. de C.V.	745	13,376
Infraestructura Energetica Nova S.A.B. de C.V.	2,900	12,997
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	277,700	469,399
Mexichem S.A.B. de C.V.	8,400	24,269
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,220	10,920
Wal-Mart de Mexico S.A.B. de C.V.	33,100	87,366
Total Mexico		2,173,699

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

NETHERLANDS - 4.2%
ABN AMRO Group N.V.(b)	2,877	74,404
Accell Group	29,775	635,757
Aegon N.V.	12,114	72,328
Akzo Nobel N.V.	8,988	766,607
ASML Holding N.V.	2,417	478,287
Corbion N.V.	20,732	659,842
EXOR N.V.	799	53,467
Heineken Holding N.V.	782	74,787
Heineken N.V.	10,058	1,007,695
ING Groep N.V.	23,179	332,723
KAS Bank N.V.	51,100	582,109
Koninklijke Ahold Delhaize N.V.	7,685	183,499
Koninklijke DSM N.V.	1,158	115,845
Koninklijke KPN N.V.	23,589	64,143
Koninklijke Philips N.V.	5,698	241,412
Koninklijke Vopak N.V.	650	29,960
NN Group N.V.	2,045	82,938
NXP Semiconductors N.V.(a)	2,100	229,467
QIAGEN N.V.(a)	1,632	59,159
Randstad N.V.	877	51,476
Royal Dutch Shell PLC, Class A	96,168	3,328,270
Royal Dutch Shell PLC, Class B	21,914	784,806
Sligro Food Group N.V.	13,620	713,516
Wolters Kluwer N.V.	31,846	1,789,004
Total Netherlands		12,411,501
NEW ZEALAND - 0.1%
a2 Milk Co., Ltd.(a)	4,330	33,536
Auckland International Airport Ltd.	5,130	23,538
Fisher & Paykel Healthcare Corp. Ltd.	3,054	30,775
Fletcher Building Ltd.	4,568	21,437
Meridian Energy Ltd.	6,860	14,490
Ryman Healthcare Ltd.	2,141	17,342
Spark New Zealand Ltd.	9,822	24,788
Total New Zealand		165,906
NORWAY - 1.2%
Aker BP ASA	673	24,755
Borregaard ASA	58,504	630,793
DNB ASA	5,410	105,349
Equinor ASA	52,404	1,385,695
Gjensidige Forsikring ASA	1,071	17,534
Marine Harvest ASA	2,230	44,339
Norsk Hydro ASA	7,199	42,973
Orkla ASA	4,363	38,171
Schibsted ASA, Class B	525	14,811
Telenor ASA	57,621	1,180,107
Yara International ASA	951	39,345
Total Norway		3,523,872
PERU - 0.0%
Cia de Minas Buenaventura S.A.A., ADR	1,000	13,630
Credicorp Ltd.	400	90,048
Southern Copper Corp.	500	23,435
Total Peru		127,113
PHILIPPINES - 0.1%
Aboitiz Equity Ventures, Inc.	10,560	10,798
Aboitiz Power Corp.	7,900	5,144
Alliance Global Group, Inc.(a)	21,900	4,768
Ayala Corp.	1,330	22,926
Ayala Land, Inc.	39,400	27,974
Bank of the Philippine Islands	4,800	7,964
BDO Unibank, Inc.	10,520	24,735
Globe Telecom, Inc.	180	5,194

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

GT Capital Holdings, Inc.	465	7,929
JG Summit Holdings, Inc.	15,340	14,372
Jollibee Foods Corp.	2,320	11,439
Manila Electric Co.	1,210	8,062
Metro Pacific Investments Corp.	75,900	6,543
Metropolitan Bank & Trust Co.	4,260	5,855
PLDT, Inc.	465	11,133
SM Investments Corp.	1,290	21,162
SM Prime Holdings, Inc.	46,400	31,256
Universal Robina Corp.	4,720	10,684
Total Philippines		237,938
POLAND - 0.1%
Alior Bank S.A.(a)	484	8,571
Bank Handlowy w Warszawie S.A.	181	3,418
Bank Millennium S.A.(a)	3,247	6,952
Bank Polska Kasa Opieki S.A.	843	25,374
Bank Zachodni WBK S.A.	186	16,468
CCC S.A.	154	8,472
CD Projekt S.A.	360	15,438
Cyfrowy Polsat S.A.	3,198	19,688
Dino Polska S.A.(c)	262	7,234
Grupa Lotos S.A.	495	7,500
Jastrzebska Spolka Weglowa S.A.(a)	283	5,757
KGHM Polska Miedz S.A.	749	17,557
LPP S.A.	7	15,789
mBank S.A.	79	8,397
Orange Polska S.A.(a)	3,512	4,336
PGE Polska Grupa Energetyczna S.A.(a)	4,504	11,193
PLAY Communications S.A.(b)	632	4,308
Polski Koncern Naftowy ORLEN S.A.	1,603	35,902
Polskie Gornictwo Naftowe i Gazownictwo S.A.	9,279	14,127
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	5,018	49,298
Powszechny Zaklad Ubezpieczen S.A.	3,236	33,549
Total Poland		319,328
PORTUGAL - 0.0%
EDP - Energias de Portugal S.A.	12,722	50,424
Galp Energia,SGPS, S.A.	2,683	51,040
Jeronimo Martins,SGPS, S.A.	1,347	19,403
Total Portugal		120,867
ROMANIA - 0.0%
NEPI Rockcastle PLC	2,847	25,416
Total Romania		25,416
RUSSIA - 0.7%
Gazprom PJSC, ADR	26,015	114,002
LUKOIL PJSC, ADR	2,077	141,448
Magnit PJSC, GDR	1,909	34,210
MMC Norilsk Nickel PJSC, ADR	5,000	89,366
Mobile TeleSystems PJSC, ADR	2,700	23,841
Novatek PJSC, GDR	488	72,132
Novolipetsk Steel PJSC, GDR	5,000	121,151
PhosAgro PJSC, GDR	624	7,978
Rosneft Oil Co. PJSC, GDR	10,000	61,964
Sberbank of Russia PJSC, ADR	12,812	183,269
Severstal PJSC, GDR	8,000	116,503
Surgutneftegas OJSC, ADR	10,000	44,378
Tatneft PJSC, ADR	1,242	78,083
VTB Bank PJSC, GDR	10,000	15,230
Yandex N.V., Class A(a)	24,500	879,550
Total Russia		1,983,105

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

SINGAPORE - 1.0%
Ascendas Real Estate Investment Trust	13,300	25,756
BOC Aviation Ltd.(b)	2,100	13,032
CapitaLand Commercial Trust	13,500	16,439
CapitaLand Ltd.	13,700	31,709
CapitaLand Mall Trust	13,300	20,217
City Developments Ltd.	2,200	17,622
ComfortDelGro Corp. Ltd.	11,600	19,963
DBS Group Holdings Ltd.	103,100	2,004,987
Genting Singapore Ltd.	32,400	29,011
Golden Agri-Resources Ltd.	37,800	8,440
Jardine Cycle & Carriage Ltd.	500	11,681
Keppel Corp. Ltd.	7,800	40,803
Oversea-Chinese Banking Corp. Ltd.	16,800	143,098
SATS Ltd.	3,600	13,187
Sembcorp Industries Ltd.	5,300	10,677
Singapore Airlines Ltd.	2,900	22,711
Singapore Exchange Ltd.	4,300	22,596
Singapore Press Holdings Ltd.	8,600	16,389
Singapore Technologies Engineering Ltd.	8,400	20,248
Singapore Telecommunications Ltd.	43,700	98,666
Suntec Real Estate Investment Trust	13,500	17,117
United Overseas Bank Ltd.	7,200	141,111
UOL Group Ltd.	2,700	15,078
Venture Corp. Ltd.	1,700	22,210
Wilmar International Ltd.	8,600	19,285
Total Singapore		2,802,033
SOUTH AFRICA - 1.3%
Anglo American Platinum Ltd.	570	14,866
AngloGold Ashanti Ltd.	3,137	25,718
Aspen Pharmacare Holdings Ltd.	2,573	48,310
Barclays Africa Group Ltd.	4,725	54,865
Bid Corp. Ltd.	2,261	45,274
Bidvest Group Ltd. (The)	2,377	34,039
Capitec Bank Holdings Ltd.	332	20,917
Clicks Group Ltd.	1,903	27,172
Coronation Fund Managers Ltd.	2,738	11,639
Discovery Ltd.	2,657	28,516
Exxaro Resources Ltd.	2,097	19,146
FirstRand Ltd.	21,031	97,697
Fortress REIT Ltd., Class A	11,380	12,742
Fortress REIT Ltd., Class B	9,675	10,615
Foschini Group Ltd. (The)	1,766	22,356
Gold Fields Ltd.	6,530	23,109
Growthpoint Properties Ltd.	20,485	39,857
Hyprop Investments Ltd.	2,260	16,861
Imperial Holdings Ltd.	1,358	19,370
Investec Ltd.	2,482	17,381
Investec PLC	5,586	39,497
Kumba Iron Ore Ltd.	653	13,976
Liberty Holdings Ltd.	1,438	12,194
Life Healthcare Group Holdings Ltd.	10,890	19,752
Mediclinic International PLC	3,699	25,626
MMI Holdings Ltd.	10,106	13,021
Mondi Ltd.	917	24,838
Mr Price Group Ltd.	40,617	666,585
MTN Group Ltd.	10,650	83,772
Naspers Ltd., Class N	2,587	652,296
Nedbank Group Ltd.	1,614	29,314
Netcare Ltd.	11,482	23,021
Old Mutual Ltd.(a)	32,376	64,006
Pick n Pay Stores Ltd.	3,269	17,821
Pioneer Foods Group Ltd.	1,524	12,433
PSG Group Ltd.	1,275	20,056
Rand Merchant Investment Holdings Ltd.	6,151	16,719
Redefine Properties Ltd.	39,207	29,982
Remgro Ltd.	3,504	52,065

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Resilient REIT Ltd.	3,030	12,425
RMB Holdings Ltd.	5,268	28,985
Sanlam Ltd.	202,685	1,029,769
Sappi Ltd.	4,008	26,668
Sasol Ltd.	3,414	124,156
Shoprite Holdings Ltd.	2,956	47,381
SPAR Group Ltd. (The)	1,570	21,222
Standard Bank Group Ltd.	7,971	111,293
Telkom S.A. SOC Ltd.	3,263	11,639
Tiger Brands Ltd.	1,201	29,006
Truworths International Ltd.	3,619	20,234
Vodacom Group Ltd.	4,130	36,969
Woolworths Holdings Ltd.	7,312	29,482
Total South Africa		3,936,653
SOUTH KOREA - 0.4%
Samsung Electronics Co., Ltd., GDR	1,209	1,253,931
Total South Korea		1,253,931
SPAIN - 1.5%
Abertis Infraestructuras S.A.	3,711	79,541
ACS Actividades de Construccion y Servicios S.A.	1,729	69,758
Aena SME S.A.(b)	452	81,833
Amadeus IT Group S.A.	2,669	209,870
Banco Bilbao Vizcaya Argentaria S.A.	119,876	845,433
Banco de Sabadell S.A.	39,184	65,430
Banco Santander S.A.	95,093	508,221
Bankia S.A.	10,032	37,410
Bankinter S.A.	5,028	48,787
CaixaBank S.A.	23,253	100,088
Enagas S.A.	1,727	50,370
Endesa S.A.	2,359	51,878
Ferrovial S.A.	3,395	69,462
Gas Natural SDG S.A.	2,492	65,878
Grifols S.A.	2,079	62,314
Iberdrola S.A.	34,941	269,456
Industria de Diseno Textil S.A.	6,623	225,540
Mapfre S.A.	10,164	30,550
Red Electrica Corp. S.A.	52,595	1,068,520
Repsol S.A.	8,216	160,369
Siemens Gamesa Renewable Energy S.A.	2,149	28,726
Telefonica S.A.	28,281	240,033
Total Spain		4,369,467
SWEDEN - 3.0%
Ahlstrom-Munksjo Oyj	35,597	642,081
Alfa Laval AB	1,572	37,112
Assa Abloy AB, Class B	77,526	1,644,450
Atlas Copco AB, Class A	4,240	122,793
Atlas Copco AB, Class B	2,589	67,448
Avanza Bank Holding AB	12,291	629,133
BioGaia AB, Class B	14,620	650,860
Boliden AB	2,928	94,497
Cloetta AB, Class B	212,007	641,674
Electrolux AB, Series B	1,288	29,229
Epiroc AB, Class A(a)	26,979	283,111
Epiroc AB, Class B(a)	2,089	19,125
Essity AB, Class B	3,744	92,108
Hennes & Mauritz AB, Class B	5,082	75,646
Hexagon AB, Class B	1,689	93,853
Husqvarna AB, Class B	2,231	21,106
IAR Systems Group AB	23,313	720,987
ICA Gruppen AB	431	13,186
Industrivarden AB, Class C	894	17,245
Investor AB, Class B	2,904	117,631
Kabe Husvagnar AB, Class B	27,096	488,571
Kinnevik AB, Class B	1,254	42,733

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

L E Lundbergforetagen AB, Class B	537	16,436
Lundin Petroleum AB	1,002	31,804
Nordea Bank AB	115,712	1,109,977
Sandvik AB	7,168	126,594
Securitas AB, Class B	1,676	27,483
Skandinaviska Enskilda Banken AB, Class A	10,640	100,701
Skanska AB, Class B	1,821	32,961
SKF AB, Class B	2,022	37,432
Svenska Handelsbanken AB, Class A	9,859	109,193
Swedbank AB, Class A	5,767	122,873
Swedish Match AB	973	48,087
Tele2 AB, Class B	1,936	22,675
Telefonaktiebolaget LM Ericsson, Class B	19,243	148,252
Telia Co. AB	17,566	80,064
Volvo AB, Class B	9,712	154,354
Total Sweden		8,713,465
SWITZERLAND - 6.0%
ABB Ltd.	11,128	242,745
Adecco Group AG	1,132	66,804
Baloise Holding AG	360	52,221
Barry Callebaut AG	19	34,046
Bobst Group S.A.	6,388	653,154
Burckhardt Compression Holding AG	1,798	637,822
Chocoladefabriken Lindt & Spruengli AG	8	51,853
Chocoladefabriken Lindt & Spruengli AG	1	75,968
Cie Financiere Richemont S.A.	3,134	264,931
Clariant AG(a)	1,644	39,338
Coca-Cola HBC AG(a)	1,478	49,195
Credit Suisse Group AG(a)	15,484	231,533
Dufry AG(a)	270	34,339
EMS-Chemie Holding AG	65	41,588
Ferguson PLC	22,569	1,826,007
Geberit AG	240	102,759
Givaudan S.A.	378	856,101
Glencore PLC	68,728	326,306
Gurit Holding AG(a)	786	639,721
Julius Baer Group Ltd.(a)	17,934	1,050,420
Kuehne + Nagel International AG	388	58,247
LafargeHolcim Ltd.(a)	3,024	147,034
LEM Holding S.A.	406	604,808
Lonza Group AG(a)	472	124,724
Nestle S.A.	18,089	1,401,912
Novartis AG	51,541	3,904,279
Pargesa Holding S.A.	353	29,878
Partners Group Holding AG	116	84,801
Roche Holding AG	4,104	910,505
Schindler Holding AG	288	61,834
Schindler Holding AG	168	35,291
SGS S.A.	35	93,002
Sika AG	823	113,714
Sonova Holding AG	386	69,049
STMicroelectronics N.V.	4,012	89,080
Straumann Holding AG	75	56,879
Swatch Group AG (The)	201	95,150
Swatch Group AG (The)	451	38,942
Swiss Life Holding AG(a)	231	80,100
Swiss Prime Site AG(a)	539	49,523
Swiss Re AG	1,945	169,816
Swisscom AG	176	78,555
Temenos AG(a)	500	75,193
UBS Group AG(a)	66,456	1,018,794
Valiant Holding AG	6,036	682,317
Vifor Pharma AG	335	53,437
Zurich Insurance Group AG	911	269,410
Total Switzerland		17,673,125

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

TAIWAN - 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	52,000	1,901,120
Total Taiwan		1,901,120
THAILAND - 0.8%
Advanced Info Service PCL	5,600	31,253
Airports of Thailand PCL	22,900	43,534
Bangkok Bank PCL	1,300	7,779
Bangkok Dusit Medical Services PCL	20,700	15,601
Bangkok Expressway & Metro PCL	40,100	9,014
Banpu PCL	11,100	6,529
Berli Jucker PCL	6,400	9,751
BTS Group Holdings PCL	31,300	8,314
Bumrungrad Hospital PCL	1,900	9,552
Central Pattana PCL	7,200	15,156
Charoen Pokphand Foods PCL	16,100	11,760
CP ALL PCL	26,400	58,510
Delta Electronics Thailand PCL	2,700	4,766
Energy Absolute PCL	6,000	5,923
Glow Energy PCL	2,700	7,722
Home Product Center PCL	21,100	8,544
Indorama Ventures PCL	8,400	13,870
IRPC PCL	53,600	9,374
Kasikornbank PCL	3,600	21,061
Kasikornbank PCL	105,700	637,059
Krung Thai Bank PCL	18,700	9,420
Minor International PCL	12,100	11,867
PTT Exploration & Production PCL	7,400	31,326
PTT Global Chemical PCL	12,100	26,635
PTT PCL	56,600	81,831
Robinson PCL	2,700	4,567
Sahamitr Pressure Container PCL	1,632,400	620,834
Siam Cement PCL (The)	1,600	19,887
Siam Cement PCL (The)	600	7,492
Siam Commercial Bank PCL (The)	9,800	34,989
Thai Oil PCL	6,000	14,066
Thai Union Group PCL	10,200	4,865
True Corp. PCL	53,600	8,562
Vanachai Group PCL	2,591,300	594,228
Total Thailand		2,405,641
TURKEY - 0.5%
Akbank Turk A/S	11,776	19,247
Anadolu Efes Biracilik Ve Malt Sanayii A/S	1,109	5,700
Arcelik A/S	1,266	4,201
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,071	5,385
BIM Birlesik Magazalar A/S	1,138	16,619
Coca-Cola Icecek A/S	3,000	22,076
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	10,170	4,503
Eregli Demir ve Celik Fabrikalari TAS	7,494	16,620
Ford Otomotiv Sanayi A/S	376	5,004
Haci Omer Sabanci Holding A/S	4,915	9,437
KOC Holding A/S	4,072	12,582
Petkim Petrokimya Holding A/S	18,000	18,959
TAV Havalimanlari Holding A/S	5,000	24,472
Tofas Turk Otomobil Fabrikasi A/S	4,000	20,934
Tupras Turkiye Petrol Rafinerileri A/S	670	15,793
Turk Hava Yollari AO(a)	2,955	8,715
Turkcell Iletisim Hizmetleri A/S	384,933	1,020,460
Turkiye Garanti Bankasi A/S	12,365	22,556
Turkiye Halk Bankasi A/S	3,346	5,399
Turkiye Is Bankasi A/S	8,431	10,460
Turkiye Sise ve Cam Fabrikalari A/S	18,000	16,570
Turkiye Vakiflar Bankasi TAO	4,015	4,284
Ulker Biskuvi Sanayi A/S(a)	6,000	23,497

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Yapi ve Kredi Bankasi A/S(a)	48,579	26,144
Total Turkey		1,339,617
UNITED ARAB EMIRATES - 0.1%
Abu Dhabi Commercial Bank PJSC	11,130	21,393
Aldar Properties PJSC	16,835	9,268
DAMAC Properties Dubai Co. PJSC	9,715	5,430
DP World Ltd.	889	20,447
Dubai Islamic Bank PJSC	8,818	11,691
Emaar Malls PJSC	10,450	6,088
Emaar Properties PJSC	18,779	25,199
Emirates Telecommunications Group Co. PJSC	9,310	40,934
First Abu Dhabi Bank PJSC	7,583	25,083
NMC Health PLC	808	38,031
Total United Arab Emirates		203,564
UNITED STATES - 1.3%
AES Corp.	45,800	614,178
Altice USA, Inc., Class A	1,207	20,596
Carnival PLC	1,237	70,701
Nexteer Automotive Group Ltd.	5,000	7,354
Schlumberger Ltd.	7,000	469,210
Sensata Technologies Holding PLC(a)	13,700	651,846
Shire PLC	31,446	1,771,632
Valeant Pharmaceuticals International, Inc.(a)	2,000	46,552
Total United States		3,652,069
TOTAL COMMON STOCKS (Cost: $275,213,506)		263,885,142
EXCHANGE-TRADED FUNDS - 4.0%
iShares MSCI India ETF	90,000	2,996,100
iShares MSCI South Korea ETF	69,000	4,671,990
iShares MSCI Taiwan ETF	110,000	3,960,000
TOTAL EXCHANGE-TRADED FUNDS (Cost: $12,086,923)		11,628,090
RIGHTS - 0.0%
ITALY - 0.0%
Intesa Sanpaolo SpA Rights	91,584	0
Total Italy		0
SPAIN - 0.0%
Repsol S.A.(a)	8,216	4,664
ACS Actividades de Construccion y Servicios S.A.(a)	1,729	1,781
Total Spain		6,445
TOTAL RIGHTS (Cost: $6,511)		6,445

PREFERRED STOCKS - 0.6%
BRAZIL - 0.2%
Banco Bradesco S.A., 4.23%, (Preference Shares)	20,400	141,588
Braskem S.A., 6.19%, Class A, (Preference Shares)	1,600	20,955
Centrais Eletricas Brasileiras S.A., Class B, (Preference Shares)(a)	2,700	9,440
Cia Brasileira de Distribuicao, 1.23%, (Preference Shares)	1,200	24,116
Cia Energetica de Minas Gerais, 6.85%, (Preference Shares)	8,200	15,445
Gerdau S.A., 1.01%, (Preference Shares)	7,600	27,276
Itau Unibanco Holding S.A., 7.32%, (Preference Shares)	19,400	201,921
Itausa - Investimentos Itau S.A., 6.71%, (Preference Shares)	28,470	67,433
Lojas Americanas S.A., 0.45%, (Preference Shares)	5,800	24,946
Petroleo Brasileiro S.A., 0.29%, (Preference Shares)	24,400	108,221

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND
June 30, 2018

Telefonica Brasil S.A., 5.45%, (Preference Shares)	3,100	36,585
Total Brazil		677,926
CHILE - 0.0%
Embotelladora Andina S.A., 3.50%, Class B, (Preference Shares)	1,393	5,432
Sociedad Quimica y Minera de Chile S.A., 0.01%, Class B, (Preference Shares)	515	24,698
Total Chile		30,130
COLOMBIA - 0.0%
Bancolombia S.A., 2.76%, (Preference Shares)	3,060	37,292
Grupo Aval Acciones y Valores S.A., 4.49%, (Preference Shares)	36,414	15,281
Grupo de Inversiones Suramericana S.A., 1.46%, (Preference Shares)	1,128	13,754
Total Colombia		66,327
GERMANY - 0.4%
Bayerische Motoren Werke AG, 5.89%, (Preference Shares)	454	36,115
Fuchs Petrolub SE, 2.15%, (Preference Shares)	572	28,146
Henkel AG & Co. KGaA, 1.64%, (Preference Shares)	1,119	142,783
Porsche Automobil Holding SE, 3.23%, (Preference Shares)	1,045	66,353
Sartorius AG, 0.40%, (Preference Shares)	283	42,130
Schaeffler AG, 4.93%, (Preference Shares)	1,489	19,326
Volkswagen AG, 2.78%, (Preference Shares)	4,531	748,567
Total Germany		1,083,420
TOTAL PREFERRED STOCKS (Cost: $2,229,167)		1,857,803
SHORT-TERM INVESTMENTS - 4.7%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.66%(c)	13,584,167	13,584,167
TOTAL INVESTMENTS - 99.4% (Cost: $303,120,274)		290,961,647
OTHER ASSETS, LESS LIABILITIES - 0.6%		1,802,098
NET ASSETS - 100.0%		$292,763,745

(a)	Non-income producing.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2018, the value of these securities was $1,025,287, representing 0.4% of net assets.
(c)	The rate shown is the annualized seven-day yield at June 30, 2018.

Futures contracts open at June 30, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 1.3%
MSCI EAFE Index	Long	850	09/21/2018	$1,662,090	$(52,675)
MSCI Emerging Markets Index	Long	2,000	09/21/2018	2,126,600	(116,255)
Total					$(168,930)

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 48.7%
BASIC MATERIALS - 1.8%
Alcoa Nederland Holding B.V., 6.13%, 5/15/28(a)	$200,000	$201,250
Aleris International, Inc., Secured Note, 10.75%, 7/15/23(a)	25,000	25,156
Alpha 3 B.V. / Alpha US Bidco, Inc., 6.25%, 2/1/25(a)	200,000	196,500
Anglo American Capital PLC, 4.00%, 9/11/27(a)	200,000	186,134
Baffinland Iron Mines Corp. / Baffinland Iron Mines L.P., Senior Secured Note, 8.75%, 7/15/26(a)	50,000	50,065
Big River Steel LLC / BRS Finance Corp., Senior Secured Note, 7.25%, 9/1/25(a)	100,000	102,760
Blue Cube Spinco LLC, 10.00%, 10/15/25	111,000	129,038
CF Industries, Inc., 5.38%, 3/15/44	100,000	88,250
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. L.P., Senior Note, 3.30%, 5/1/23(a)	150,000	148,887
Cleveland-Cliffs, Inc., 5.75%, 3/1/25	100,000	94,750
CNAC HK Finbridge Co., Ltd., 3.50%, 7/19/22(b)	340,000	328,301
Coeur Mining, Inc., 5.88%, 6/1/24	100,000	96,500
Consolidated Energy Finance S.A., Senior Note, 6.50%, 5/15/26(a)	200,000	198,000
Domtar Corp., 6.75%, 2/15/44	336,000	355,446
First Quantum Minerals Ltd., 6.50%, 3/1/24(a)	200,000	193,000
First Quantum Minerals Ltd., 6.88%, 3/1/26(a)	200,000	191,500
Freeport-McMoRan, Inc., 5.45%, 3/15/43	125,000	109,650
Freeport-McMoRan, Inc., 6.88%, 2/15/23	100,000	105,370
Georgia-Pacific LLC, 5.40%, 11/1/20(a)	485,000	508,038
Georgia-Pacific LLC, Senior Note, 3.60%, 3/1/25(a)	485,000	482,668
Goldcorp, Inc., Senior Note, 3.70%, 3/15/23	100,000	98,401
Hecla Mining Co., 6.88%, 5/1/21	150,000	151,588
Hexion, Inc., Secured Note, 13.75%, 2/1/22(a)	150,000	136,125
Hexion, Inc., Senior Secured Note, 10.38%, 2/1/22(a)	50,000	49,000
Hexion, Inc. / Hexion Nova Scotia Finance ULC, Secured Note, 9.00%, 11/15/20	150,000	126,000
Hudbay Minerals, Inc., 7.63%, 1/15/25(a)	100,000	104,750
International Paper Co., Senior Bond, 4.35%, 8/15/48	500,000	448,147
Inversiones CMPC S.A., 4.38%, 4/4/27(a)	500,000	481,009
Kinross Gold Corp., 4.50%, 7/15/27(a)	138,000	126,615
Mercer International, Inc., Senior Note, 6.50%, 2/1/24	100,000	101,250
Mosaic Co. (The), Senior Note, 3.25%, 11/15/22	110,000	106,821
Mosaic Co. (The), Senior Note, 4.05%, 11/15/27	14,000	13,374
NOVA Chemicals Corp., Senior Note, 5.25%, 6/1/27(a)	100,000	93,188
Platform Specialty Products Corp., 5.88%, 12/1/25(a)	100,000	97,750
RPM International, Inc., Senior Bond, 4.25%, 1/15/48	34,000	30,746
Sherwin-Williams Co. (The), Senior Note, 2.25%, 5/15/20	87,000	85,551
Southern Copper Corp., Senior Bond, 5.25%, 11/8/42	100,000	98,904
Syngenta Finance N.V., 4.44%, 4/24/23(a)	200,000	198,815
Taseko Mines Ltd., Senior Secured Note, 8.75%, 6/15/22(a)	100,000	102,000
Teck Resources Ltd., 4.75%, 1/15/22	150,000	150,313
Teck Resources Ltd., 8.50%, 6/1/24(a)	175,000	192,281
Teck Resources Ltd., Senior Bond, 6.13%, 10/1/35	250,000	251,250
TPC Group, Inc., Senior Secured Note, 8.75%, 12/15/20(a)	210,000	207,900
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.38%, 9/1/25(a)	100,000	99,125
Tronox Finance PLC, 5.75%, 10/1/25(a)	100,000	97,125
United States Steel Corp., Senior Note, 6.88%, 8/15/25	100,000	100,595
Venator Finance Sarl / Venator Materials LLC, 5.75%, 7/15/25(a)	150,000	143,250
Versum Materials, Inc., 5.50%, 9/30/24(a)	150,000	152,085
Total Basic Materials		7,835,221
COMMUNICATIONS - 4.2%
21st Century Fox America, Inc., 6.15%, 3/1/37	100,000	117,221
Altice France S.A., Senior Secured Note, 6.00%, 5/15/22(a)	800,000	805,000
Altice France S.A., Senior Secured Note, 7.38%, 5/1/26(a)	200,000	195,540
Altice Luxembourg S.A., 7.75%, 5/15/22(a)	400,000	387,000
AMC Networks, Inc., 5.00%, 4/1/24	100,000	98,500
AT&T, Inc., Senior Bond, 4.35%, 6/15/45	236,000	200,001
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	189,000	174,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

AT&T, Inc., Senior Bond, 4.50%, 3/9/48	249,000	213,726
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	261,000	232,969
AT&T, Inc., Senior Bond, 4.90%, 8/15/37(a)	535,000	507,364
Cablevision Systems Corp., Senior Note, 8.00%, 4/15/20	250,000	262,425
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 5.00%, 2/1/28(a)	100,000	91,500
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 5.13%, 2/15/23	100,000	98,969
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 5.13%, 5/1/23(a)	475,000	468,920
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 5.75%, 9/1/23	200,000	201,500
CCO Holdings LLC / CCO Holdings Capital Corp., Senior Note, 5.75%, 2/15/26(a)	250,000	245,625
CenturyLink, Inc., Senior Bond, Series P, 7.60%, 9/15/39	75,000	62,250
CenturyLink, Inc., Senior Note, Series T, 5.80%, 3/15/22	25,000	24,750
CenturyLink, Inc., Senior Note, Series W, 6.75%, 12/1/23	150,000	150,750
Cequel Communications Holdings I LLC / Cequel Capital Corp., Senior Note, 5.13%, 12/15/21(a)	250,000	248,465
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	37,000	34,931
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	475,000	431,037
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Bond, 5.75%, 4/1/48	124,000	119,960
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	111,000	115,933
Charter Communications Operating LLC / Charter Communications Operating Capital, Senior Secured Note, 4.46%, 7/23/22	500,000	505,571
Cisco Systems, Inc., Senior Note, 2.20%, 2/28/21	746,000	731,849
Clear Channel Worldwide Holdings, Inc., Senior Note, Series B, 6.50%, 11/15/22	225,000	229,500
Comcast Corp., 3.90%, 3/1/38	85,000	77,380
CommScope Technologies LLC, 6.00%, 6/15/25(a)	150,000	153,187
Cox Communications, Inc., Senior Bond, 4.60%, 8/15/47(a)	150,000	136,967
Digicel Group Ltd., Senior Note, 8.25%, 9/30/20(a)	200,000	151,000
Digicel Ltd., 6.75%, 3/1/23(a)	200,000	166,000
Discovery Communications LLC, 5.00%, 9/20/37	850,000	817,911
DISH DBS Corp., 5.00%, 3/15/23	125,000	108,438
DISH DBS Corp., 5.13%, 5/1/20	100,000	99,000
DISH DBS Corp., 5.88%, 11/15/24	25,000	21,156
DISH DBS Corp., 7.75%, 7/1/26	150,000	131,438
Frontier Communications Corp., Senior Note, 10.50%, 9/15/22	325,000	294,937
Frontier Communications Corp., Senior Note, 11.00%, 9/15/25	150,000	119,955
Gray Television, Inc., 5.13%, 10/15/24(a)	100,000	95,500
Gray Television, Inc., 5.88%, 7/15/26(a)	122,000	116,053
Intelsat Connect Finance S.A., 12.50%, 4/1/22(a)	150,000	148,080
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	275,000	273,625
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(a)	250,000	263,750
Level 3 Financing, Inc., 5.38%, 1/15/24	150,000	147,000
Level 3 Financing, Inc., 5.63%, 2/1/23	150,000	150,000
Level 3 Parent LLC, Senior Note, 5.75%, 12/1/22	162,000	162,000
Midcontinent Communications / Midcontinent Finance Corp., 6.88%, 8/15/23(a)	150,000	156,937
Netflix, Inc., Senior Note, 4.88%, 4/15/28(a)	75,000	71,488
Netflix, Inc., Senior Note, 5.38%, 2/1/21	100,000	102,780
Netflix, Inc., Senior Note, 5.88%, 2/15/25	125,000	128,224
Nexstar Broadcasting, Inc., 6.13%, 2/15/22(a)	155,000	158,487
Quebecor Media, Inc., Senior Note, 5.75%, 1/15/23	100,000	102,000
Radiate Holdco LLC / Radiate Finance, Inc., Senior Note, 6.63%, 2/15/25(a)	150,000	137,250
Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	150,000	145,875
Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	50,000	48,250
Sirius XM Radio, Inc., 5.00%, 8/1/27(a)	100,000	93,250
Sprint Capital Corp., 8.75%, 3/15/32	500,000	535,000
Sprint Communications, Inc., 9.00%, 11/15/18(a)	250,000	255,000
Sprint Corp., 7.88%, 9/15/23	150,000	155,531
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, Senior Secured Note, 3.36%, 3/20/23(a)	975,000	964,031
T-Mobile USA, Inc., 4.50%, 2/1/26	100,000	93,375
T-Mobile USA, Inc., 6.50%, 1/15/26	200,000	205,940
Telefonica Emisiones SAU, 4.67%, 3/6/38	270,000	252,385
Telefonica Emisiones SAU, 5.21%, 3/8/47	270,000	260,061

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Time Warner, Inc., 4.85%, 7/15/45	34,000	30,948
Univision Communications, Inc., Senior Secured Note, 6.75%, 9/15/22(a)	100,000	102,370
UPCB Finance IV Ltd., Senior Secured Note, 5.38%, 1/15/25(a)	200,000	190,020
Verizon Communications, Inc., Senior Bond, 4.27%, 1/15/36	500,000	460,963
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	100,000	93,208
Verizon Communications, Inc., Senior Bond, 5.25%, 3/16/37	734,000	753,351
Verizon Communications, Inc., Senior Note, 3.38%, 2/15/25	500,000	480,225
Verizon Communications, Inc., Senior Note, 3.44%, 5/15/25(c)	500,000	499,432
Viacom, Inc., Senior Bond, 5.85%, 9/1/43	125,000	125,535
Virgin Media Finance PLC, 5.75%, 1/15/25(a)	200,000	187,500
Vodafone Group PLC, Senior Note, 3.75%, 1/16/24	80,000	79,286
Windstream Services LLC / Windstream Finance Corp., 7.75%, 10/15/20	150,000	134,625
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(a)	150,000	147,375
Zayo Group LLC / Zayo Capital, Inc., 6.00%, 4/1/23	350,000	356,125
Ziggo Bond Finance B.V., Senior Note, 6.00%, 1/15/27(a)	200,000	188,000
Total Communications		18,284,171
CONSUMER, CYCLICAL - 3.9%
1011778 BC ULC / New Red Finance, Inc., Secured Note, 5.00%, 10/15/25(a)	250,000	236,550
Air Canada, 7.75%, 4/15/21(a)	150,000	160,125
Algeco Global Finance 2 PLC, 10.00%, 8/15/23(a)	200,000	201,500
AMC Entertainment Holdings, Inc., 6.13%, 5/15/27	100,000	97,000
American Airlines Group, Inc., 4.63%, 3/1/20(a)	150,000	149,250
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	150,000	148,875
American Builders & Contractors Supply Co., Inc., 5.88%, 5/15/26(a)	150,000	147,563
Aramark Services, Inc., 5.00%, 2/1/28(a)	100,000	95,500
Aramark Services, Inc., 5.13%, 1/15/24	100,000	100,000
Ashton Woods USA LLC / Ashton Woods Finance Co., Senior Note, 6.75%, 8/1/25(a)	150,000	142,500
AutoNation, Inc., 3.80%, 11/15/27	249,000	231,106
Beacon Roofing Supply, Inc., 4.88%, 11/1/25(a)	100,000	92,500
Beacon Roofing Supply, Inc., 6.38%, 10/1/23	100,000	103,250
Beazer Homes USA, Inc., 7.25%, 2/1/23	65,000	66,463
BMW US Capital LLC, 3.10%, 4/12/21(a)	448,000	445,204
Boyd Gaming Corp., 6.00%, 8/15/26(a)	150,000	147,937
Boyd Gaming Corp., 6.38%, 4/1/26	250,000	253,125
Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	250,000	236,562
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp., 5.38%, 6/1/24	107,000	108,070
Century Communities, Inc., 6.88%, 5/15/22	200,000	204,660
Cinemark USA, Inc., 5.13%, 12/15/22	75,000	75,656
Constellation Merger Sub, Inc., Senior Note, 8.50%, 9/15/25(a)	100,000	95,125
Cumberland Farms, Inc., Senior Note, 6.75%, 5/1/25(a)	125,000	126,563
Daimler Finance North America LLC, 2.00%, 7/6/21(a)	970,000	928,130
Daimler Finance North America LLC, 2.45%, 5/18/20(a)	190,000	187,200
Daimler Finance North America LLC, 3.10%, 5/4/20(a)	240,000	239,505
Dana Financing Luxembourg Sarl, 6.50%, 6/1/26(a)	150,000	152,250
Dana, Inc., Senior Note, 6.00%, 9/15/23	250,000	258,125
Delta Air Lines 2015-1 Class A Pass Through Trust, Pass Through Certificates, Series 15-1, 3.88%, 1/30/29	446,271	441,183
Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, Senior Secured Note, 7.50%, 5/1/25(a)	150,000	149,812
Eldorado Resorts, Inc., 7.00%, 8/1/23	225,000	236,250
Ferrellgas L.P. / Ferrellgas Finance Corp., 6.75%, 6/15/23	50,000	43,625
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	750,000	647,779
Ford Motor Credit Co. LLC, Senior Note, 2.34%, 11/2/20	490,000	477,128
General Motors Co., Senior Bond, 6.25%, 10/2/43	250,000	258,904
GLP Capital L.P. / GLP Financing II, Inc., 5.38%, 11/1/23	100,000	102,125
Golden Nugget, Inc., 8.75%, 10/1/25(a)	350,000	359,523
Group 1 Automotive, Inc., 5.00%, 6/1/22	100,000	99,750
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/26(a)	100,000	98,250
IRB Holding Corp., 6.75%, 2/15/26(a)	25,000	23,875
JC Penney Corp., Inc., Secured Note, 8.63%, 3/15/25(a)	25,000	21,188
L Brands, Inc., 5.25%, 2/1/28	50,000	44,438
Lennar Corp., 5.88%, 11/15/24(a)	150,000	155,647
Live Nation Entertainment, Inc., 5.63%, 3/15/26(a)	150,000	148,875
LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	422,000	438,880

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Meritage Homes Corp., 7.00%, 4/1/22	200,000	215,500
MGM Resorts International, 5.75%, 6/15/25	100,000	99,875
MGM Resorts International, 6.63%, 12/15/21	250,000	263,125
MGM Resorts International, 8.63%, 2/1/19	190,000	194,750
Mohegan Gaming & Entertainment, 7.88%, 10/15/24(a)	150,000	141,375
Navistar International Corp., Senior Note, 6.63%, 11/1/25(a)	250,000	256,875
NCL Corp. Ltd., Senior Note, 4.75%, 12/15/21(a)	125,000	124,688
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21(a)	50,000	33,063
Nissan Motor Acceptance Corp., Senior Note, 2.15%, 9/28/20(a)	360,000	350,722
Nissan Motor Acceptance Corp., Senior Note, 2.65%, 7/13/22(a)	324,000	312,737
O’Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	161,000	152,059
Penske Automotive Group, Inc., 3.75%, 8/15/20	100,000	99,000
RIMON LLC US GOVT GUAR 06/26 2.623, 2.62%, 6/25/26	507,837	498,938
Scientific Games International, Inc., 10.00%, 12/1/22	650,000	692,250
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23	200,000	206,750
Shea Homes L.P. / Shea Homes Funding Corp., 6.13%, 4/1/25(a)	195,000	194,025
Sonic Automotive, Inc., 5.00%, 5/15/23	150,000	143,250
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	447,802
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 7/15/26	100,000	101,000
Superior Plus LP / Superior General Partner Inc, Senior Note, 7.00%, 7/15/26	25,000	25,188
Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.63%, 3/1/24(a)	150,000	146,718
Tesla, Inc., 5.30%, 8/15/25(a)	50,000	44,500
Titan International, Inc., Senior Secured Note, 6.50%, 11/30/23(a)	150,000	149,625
Toyota Industries Corp., Senior Note, 3.24%, 3/16/23(a)	540,000	531,939
Toyota Motor Credit Corp., Senior Note, 2.95%, 4/13/21	709,000	705,551
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.88%, 6/15/24	150,000	148,875
Viking Cruises Ltd., 5.88%, 9/15/27(a)	100,000	94,500
Viking Cruises Ltd., Senior Note, 6.25%, 5/15/25(a)	150,000	147,000
Walmart, Inc., Senior Note, 1.90%, 12/15/20	437,000	428,491
Walmart, Inc., Senior Note, 3.70%, 6/26/28	315,000	317,072
William Lyon Homes, Inc., 5.88%, 1/31/25	100,000	94,625
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(a)	100,000	93,500
Wynn Macau Ltd., Senior Note, 5.50%, 10/1/27(a)	200,000	191,000
Total Consumer, Cyclical		16,823,894
CONSUMER, NON-CYCLICAL - 4.7%
Abbott Laboratories, Senior Bond, 4.90%, 11/30/46	300,000	320,981
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	195,996
ADT Corp. (The), Senior Secured Note, 5.25%, 3/15/20	150,000	152,250
Ahern Rentals, Inc., Secured Note, 7.38%, 5/15/23(a)	100,000	97,500
Albertsons Cos. LLC / Safeway, Inc. / New Albertsons L.P. / Albertson’s LLC, 6.63%, 6/15/24	100,000	94,250
Allergan Finance LLC, 3.25%, 10/1/22	161,000	156,372
Allergan Funding SCS, 4.55%, 3/15/35	380,000	360,319
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	100,000	88,443
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/21	410,000	404,263
Anheuser-Busch InBev Finance, Inc., 4.70%, 2/1/36	124,000	125,596
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46	552,000	567,541
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38	110,000	106,716
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	161,000	157,862
Ashtead Capital, Inc., Secured Note, 5.63%, 10/1/24(a)	200,000	204,690
Avantor, Inc., Senior Note, 9.00%, 10/1/25(a)	150,000	151,155
BAT Capital Corp., 3.56%, 8/15/27(a)	500,000	465,022
Bayer US Finance II LLC, 3.50%, 6/25/21(a)	200,000	200,383
Bayer US Finance II LLC, 4.38%, 12/15/28(a)	202,000	202,300
Baylor Scott & White Holdings, 4.19%, 11/15/45	100,000	101,610
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47	90,000	87,897
Bristol-Myers Squibb Co., Senior Bond, 3.25%, 8/1/42	1,000,000	865,251
Cardinal Health, Inc., Senior Bond, 4.37%, 6/15/47	150,000	132,050
Celgene Corp., Senior Bond, 4.55%, 2/20/48	175,000	159,679
Celgene Corp., Senior Note, 3.63%, 5/15/24	199,000	194,067
Celgene Corp., Senior Note, 3.90%, 2/20/28	400,000	379,219
Centene Escrow I Corp., Senior Note, 5.38%, 6/1/26(a)	150,000	151,970
Central Garden & Pet Co., 6.13%, 11/15/23	190,000	196,412

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Community Health Systems, Inc., Senior Secured Note, 8.63%, 1/15/24	50,000	50,130
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	261,000	257,988
CVS Health Corp., Senior Bond, 5.05%, 3/25/48	551,000	556,508
DaVita, Inc., 5.13%, 7/15/24	150,000	145,500
Duke University Health System, Inc., Senior Bond, Series 2017, 3.92%, 6/1/47	70,000	68,721
Eagle Holding Co. II LLC, Senior Note, PIK (7.625% Cash or 8.375% PIK), 7.63%, 5/15/22(a)(d)	100,000	101,020
Ecolab, Inc., Senior Note, 2.38%, 8/10/22	264,000	254,421
Encompass Health Corp., 5.75%, 11/1/24	150,000	150,087
Endo Dac / Endo Finance LLC / Endo Finco, Inc., 6.00%, 7/15/23(a)	300,000	246,750
Endo Finance LLC, 5.75%, 1/15/22(a)	150,000	134,250
Envision Healthcare Corp., 5.63%, 7/15/22	150,000	152,531
ERAC USA Finance LLC, 4.20%, 11/1/46(a)	325,000	293,052
Express Scripts Holding Co., 4.50%, 2/25/26	400,000	396,962
Ford Foundation (The), Senior Bond, Series 2017, 3.86%, 6/1/47	175,000	175,592
Garda World Security Corp., Senior Note, 8.75%, 5/15/25(a)	150,000	153,375
Gartner, Inc., 5.13%, 4/1/25(a)	100,000	99,500
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	186,000	186,015
Graham Holdings Co., 5.75%, 6/1/26(a)	50,000	50,500
HCA, Inc., 5.38%, 2/1/25	150,000	147,705
HCA, Inc., 7.50%, 2/15/22	400,000	435,000
HCA, Inc., Senior Secured Note, 4.75%, 5/1/23	150,000	149,625
HCA, Inc., Senior Secured Note, 5.88%, 3/15/22	200,000	208,500
HCA, Inc., Senior Secured Note, 6.50%, 2/15/20	300,000	312,375
Herc Rentals, Inc., Secured Note, 7.50%, 6/1/22(a)	177,000	187,177
Kindred Healthcare, Inc., 8.00%, 1/15/20	100,000	107,151
Koninklijke Ahold Delhaize N.V., 5.70%, 10/1/40	90,000	98,184
Kraft Heinz Foods Co., 3.38%, 6/15/21	135,000	135,214
Kraft Heinz Foods Co., 4.38%, 6/1/46	160,000	138,309
Kroger Co. (The), Senior Bond, 4.65%, 1/15/48	286,000	269,843
Laboratory Corp. of America Holdings, Senior Note, 3.25%, 9/1/24	299,000	288,950
LifePoint Health, Inc., 5.50%, 12/1/21	150,000	149,813
Maple Escrow Subsidiary, Inc., 4.06%, 5/25/23(a)	116,000	116,433
Maple Escrow Subsidiary, Inc., 4.60%, 5/25/28(a)	186,000	186,616
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	164,183
Matthews International Corp., 5.25%, 12/1/25(a)	85,000	81,388
Mylan, Inc., 4.20%, 11/29/23	400,000	400,227
Mylan, Inc., 5.20%, 4/15/48(a)	174,000	167,181
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(a)	175,000	171,955
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	49,597
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A., Senior Note, 6.63%, 5/15/22(a)	100,000	97,750
Pilgrim’s Pride Corp., 5.75%, 3/15/25(a)	100,000	96,000
Polaris Intermediate Corp., Intermediate Senior Note, 8.50%, 12/1/22(a)	200,000	206,250
Post Holdings, Inc., 5.75%, 3/1/27(a)	200,000	193,000
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	49,868
President & Fellows of Harvard College, 6.50%, 1/15/39(a)	105,000	145,389
Prime Security Services Borrower LLC / Prime Finance, Inc., Secured Note, 9.25%, 5/15/23(a)	75,000	80,063
Roche Holdings, Inc., 1.75%, 1/28/22(a)	200,000	190,101
Select Medical Corp., 6.38%, 6/1/21	150,000	152,044
Shire Acquisitions Investments Ireland DAC, 2.88%, 9/23/23	636,000	598,042
Smithfield Foods, Inc., Senior Note, 2.65%, 10/3/21(a)	111,000	105,744
Sutter Health, Series 2018, 4.09%, 8/15/48	125,000	121,126
Tenet Healthcare Corp., Senior Note, 6.75%, 6/15/23	125,000	124,375
Tenet Healthcare Corp., Senior Secured Note, 4.63%, 7/15/24(a)	125,000	118,400
Tenet Healthcare Corp., Senior Secured Note, 6.00%, 10/1/20	200,000	205,500
Unilever Capital Corp., 2.00%, 7/28/26	500,000	443,459
United Rentals North America, Inc., 5.88%, 9/15/26	125,000	125,938
UnitedHealth Group, Inc., Senior Note, 2.38%, 10/15/22	870,000	836,250
UnitedHealth Group, Inc., Senior Note, 3.75%, 7/15/25	174,000	173,975
UnitedHealth Group, Inc., Senior Note, 3.85%, 6/15/28	760,000	760,866
Universal Hospital Services, Inc., Secured Note, 7.63%, 8/15/20	275,000	274,312
US Foods, Inc., 5.88%, 6/15/24(a)	300,000	305,250
Valeant Pharmaceuticals International, 6.38%, 10/15/20(a)	100,000	101,594
Valeant Pharmaceuticals International, Senior Note, 8.50%, 1/31/27(a)	75,000	76,125
Valeant Pharmaceuticals International, Inc., 5.88%, 5/15/23(a)	100,000	93,938
Valeant Pharmaceuticals International, Inc., 6.13%, 4/15/25(a)	350,000	322,437

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(a)	225,000	228,516
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(a)	325,000	337,187
West Street Merger Sub, Inc., Senior Note, 6.38%, 9/1/25(a)	100,000	95,500
Total Consumer, Non-cyclical		20,417,121
DIVERSIFIED - 0.0%
HRG Group, Inc., Senior Note, 7.75%, 1/15/22	150,000	154,125
ENERGY - 6.3%
Anadarko Petroleum Corp., Senior Bond, 6.45%, 9/15/36	373,000	430,809
Andeavor Logistics L.P. / Tesoro Logistics Finance Corp., 5.20%, 12/1/47	360,000	346,971
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/24	200,000	201,500
Antero Resources Corp., 5.38%, 11/1/21	150,000	151,875
Apache Corp., Senior Bond, 4.25%, 1/15/44	500,000	441,712
Ascent Resources Utica Holdings LLC / ARU Finance Corp., Senior Note, 10.00%, 4/1/22(a)	150,000	165,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 6.13%, 11/15/22(a)	100,000	101,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., Senior Note, 6.63%, 7/15/26(a)	25,000	24,743
BP Capital Markets PLC, 3.25%, 5/6/22	336,000	334,849
Calfrac Holdings L.P., Senior Note, 8.50%, 6/15/26(a)	100,000	100,500
California Resources Corp., Secured Note, 8.00%, 12/15/22(a)	400,000	363,000
Callon Petroleum Co., 6.13%, 10/1/24	100,000	101,250
Callon Petroleum Co., 6.38%, 7/1/26(a)	75,000	75,188
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	235,783
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23	200,000	202,500
Cenovus Energy, Inc., Senior Bond, 4.45%, 9/15/42	500,000	426,151
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	300,000	294,825
Cenovus Energy, Inc., Senior Bond, 5.40%, 6/15/47	174,000	170,219
Cenovus Energy, Inc., Senior Note, 4.25%, 4/15/27	249,000	239,748
Centennial Resource Production LLC, 5.38%, 1/15/26(a)	100,000	97,250
Chaparral Energy, Inc., Senior Note, 8.75%, 7/15/23(a)	50,000	50,344
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 5.13%, 6/30/27	100,000	99,125
Cheniere Corpus Christi Holdings LLC, Senior Secured Note, 7.00%, 6/30/24	105,000	114,450
Cheniere Energy Partners L.P., Senior Secured Note, 5.25%, 10/1/25(a)	125,000	121,931
Chesapeake Energy Corp., 6.63%, 8/15/20	300,000	308,250
Chesapeake Energy Corp., 8.00%, 1/15/25	150,000	152,767
Chevron Corp., Senior Note, 3.19%, 6/24/23	734,000	729,935
Citgo Holding, Inc., Senior Secured Note, 10.75%, 2/15/20(a)	200,000	212,750
CNX Resources Corp., 5.88%, 4/15/22	100,000	100,519
Concho Resources, Inc., 4.30%, 8/15/28	90,000	89,880
Continental Resources, Inc., 4.38%, 1/15/28	46,000	45,609
Continental Resources, Inc., 4.38%, 1/15/28(a)	190,000	188,385
Covey Park Energy LLC / Covey Park Finance Corp., 7.50%, 5/15/25(a)	150,000	153,000
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	200,000	199,750
CrownRock L.P. / CrownRock Finance, Inc., Senior Note, 5.63%, 10/15/25(a)	125,000	120,625
Denbury Resources, Inc., 6.38%, 8/15/21	150,000	143,625
Denbury Resources, Inc., Secured Note, 9.00%, 5/15/21(a)	125,000	132,150
Devon Energy Corp., Senior Bond, 5.00%, 6/15/45	150,000	152,477
Diamond Offshore Drilling, Inc., Senior Note, 7.88%, 8/15/25	100,000	103,625
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	194,000
Enbridge, Inc., (3 month USD LIBOR + 0.700%), 3.04%, 6/15/20(c)	675,000	677,641
Enbridge, Inc., Subordinated Bond, 5.50%, 7/15/77(c)	336,000	306,180
Encana Corp., Senior Bond, 7.38%, 11/1/31	231,000	282,453
Energy Transfer Equity L.P., Senior Secured Note, 4.25%, 3/15/23	25,000	24,125
Energy Transfer Equity L.P., Senior Secured Note, 7.50%, 10/15/20	350,000	373,187
Energy Transfer Partners L.P., 4.90%, 3/15/35	100,000	91,428
Energy Transfer Partners L.P., 4.95%, 6/15/28	115,000	114,598
Energy Transfer Partners L.P., 6.05%, 6/1/41	25,000	24,935
Energy Transfer Partners L.P., 6.63%, 10/15/36	218,000	231,878
Energy Transfer Partners L.P., Junior Subordinated Note, Series A, 6.25%, 2/15/23(c)	150,000	138,938
Energy Transfer Partners L.P., Series 20Y, 5.80%, 6/15/38	50,000	49,457
Energy Transfer Partners L.P., Series 30Y, 6.00%, 6/15/48	100,000	99,681
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	124,000	100,818
EnLink Midstream Partners L.P., Senior Note, 4.85%, 7/15/26	174,000	164,821
Ensco PLC, Senior Note, 7.75%, 2/1/26	100,000	94,470

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Enterprise Products Operating LLC, 4.25%, 2/15/48	132,000	122,714
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	199,517
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77(c)	136,000	126,480
EOG Resources, Inc., Senior Bond, 5.10%, 1/15/36	175,000	190,940
EOG Resources, Inc., Senior Note, 2.63%, 3/15/23	500,000	479,824
EP Energy LLC / Everest Acquisition Finance, Inc., 6.38%, 6/15/23	175,000	120,313
EP Energy LLC / Everest Acquisition Finance, Inc., 9.38%, 5/1/20	150,000	148,125
EP Energy LLC / Everest Acquisition Finance, Inc., Secured Note, 9.38%, 5/1/24(a)	275,000	225,500
EQT Corp., Senior Note, 3.11%, 10/1/20(c)	1,385,000	1,385,713
EQT Midstream Partners L.P., Senior Note, Series 5Y, 4.75%, 7/15/23	270,000	269,473
FTS International, Inc., Senior Secured Note, 6.25%, 5/1/22	125,000	126,088
Gulfport Energy Corp., 6.00%, 10/15/24	150,000	144,375
Halcon Resources Corp., 6.75%, 2/15/25	75,000	70,125
Halliburton Co., Senior Bond, 4.85%, 11/15/35	62,000	64,074
Hess Corp., Senior Bond, 5.60%, 2/15/41	261,000	262,055
Hess Infrastructure Partners L.P. / Hess Infrastructure Partners Finance Corp., Senior Note, 5.63%, 2/15/26(a)	150,000	149,625
Indigo Natural Resources LLC, Senior Note, 6.88%, 2/15/26(a)	100,000	96,750
Jones Energy Holdings LLC / Jones Energy Finance Corp., Senior Secured Note, 9.25%, 3/15/23(a)	100,000	100,250
Laredo Petroleum, Inc., 5.63%, 1/15/22	150,000	147,937
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	249,000	297,233
Marathon Oil Corp., Senior Note, 4.40%, 7/15/27	211,000	211,670
Martin Midstream Partners L.P. / Martin Midstream Finance Corp., 7.25%, 2/15/21	150,000	148,125
McDermott Technology Americas, Inc. / McDermott Technology US, Inc., 10.63%, 5/1/24(a)	100,000	104,250
MEG Energy Corp., 6.38%, 1/30/23(a)	250,000	233,437
MEG Energy Corp., 7.00%, 3/31/24(a)	100,000	93,375
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(a)	150,000	146,574
MPLX L.P., Senior Bond, 4.70%, 4/15/48	150,000	139,189
Murphy Oil Corp., Senior Note, 5.75%, 8/15/25	200,000	199,440
Murray Energy Corp., Secured Note, 11.25%, 4/15/21(a)	50,000	29,500
Nabors Industries, Inc., 5.50%, 1/15/23	100,000	95,600
National Oilwell Varco, Inc., Senior Bond, 3.95%, 12/1/42	500,000	421,442
NGPL PipeCo LLC, Senior Note, 4.38%, 8/15/22(a)	200,000	198,000
Noble Holding International Ltd., 7.75%, 1/15/24	150,000	142,125
Noble Holding International Ltd., 7.88%, 2/1/26(a)	100,000	103,000
Oasis Petroleum, Inc., 6.88%, 3/15/22	275,000	279,733
ONEOK, Inc., 4.00%, 7/13/27	224,000	216,662
ONEOK, Inc., 4.95%, 7/13/47	150,000	145,931
Parsley Energy LLC / Parsley Finance Corp., 6.25%, 6/1/24(a)	150,000	155,625
Pattern Energy Group, Inc., 5.88%, 2/1/24(a)	500,000	498,750
PBF Logistics L.P. / PBF Logistics Finance Corp., 6.88%, 5/15/23	150,000	151,312
Peabody Energy Corp., Senior Secured Note, 6.00%, 3/31/22(a)	150,000	151,875
Petroleos Mexicanos, 5.38%, 3/13/22	250,000	256,375
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	205,898
Petroleos Mexicanos, 6.38%, 2/4/21	100,000	105,250
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	204,600
Petroleos Mexicanos, 6.75%, 9/21/47	634,000	602,617
Phillips 66, 2.92%, 2/26/21(c)	881,000	882,369
Phillips 66, 3.90%, 3/15/28	199,000	194,142
Phillips 66 Partners L.P., Senior Bond, 4.90%, 10/1/46	87,000	83,326
Precision Drilling Corp., 7.13%, 1/15/26(a)	100,000	102,700
Range Resources Corp., 5.00%, 3/15/23	150,000	145,725
Resolute Energy Corp., 8.50%, 5/1/20	150,000	149,906
Sanchez Energy Corp., 6.13%, 1/15/23	250,000	169,375
Sanchez Energy Corp., 7.75%, 6/15/21	150,000	127,875
SemGroup Corp., 7.25%, 3/15/26	170,000	166,600
SESI LLC, 7.75%, 9/15/24	150,000	153,937
Seven Generations Energy Ltd., 5.38%, 9/30/25(a)	150,000	144,187
Shelf Drilling Holdings Ltd., 8.25%, 2/15/25(a)	50,000	50,375
SM Energy Co., Senior Note, 6.75%, 9/15/26	325,000	325,812
Southwestern Energy Co., 6.70%, 1/23/25	200,000	195,750
Summit Midstream Holdings LLC / Summit Midstream Finance Corp., 5.50%, 8/15/22	150,000	147,375
Summit Midstream Partners L.P., Series A, 9.50%, 12/15/22(c)	100,000	98,000
Sunoco L.P. / Sunoco Finance Corp., 4.88%, 1/15/23(a)	150,000	144,000
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.88%, 4/15/26(a)	200,000	201,500
TerraForm Power Operating LLC, 4.25%, 1/31/23(a)	100,000	96,500

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Topaz Solar Farms LLC, Senior Secured Bond, 4.88%, 9/30/39(a)	429,587	431,075
Transcanada Trust, 5.30%, 3/15/77(c)	149,000	140,882
Transcanada Trust, 5.63%, 5/20/75(c)	103,000	100,425
Transocean Guardian Ltd., Senior Secured Note, 5.88%, 1/15/24(a)	25,000	24,844
Transocean, Inc., 7.50%, 1/15/26(a)	150,000	152,344
Transocean, Inc., 9.00%, 7/15/23(a)	100,000	107,625
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	343,969
Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp., 8.75%, 4/15/23(a)	175,000	161,875
Warrior Met Coal, Inc., Senior Secured Note, 8.00%, 11/1/24(a)	150,000	154,875
Weatherford International Ltd., 8.25%, 6/15/23	100,000	99,209
Weatherford International Ltd., 9.88%, 2/15/24	150,000	151,452
Western Gas Partners L.P., Senior Note, 4.65%, 7/1/26	174,000	170,878
Whiting Petroleum Corp., 5.75%, 3/15/21	150,000	153,295
WildHorse Resource Development Corp., 6.88%, 2/1/25(a)	150,000	153,000
Williams Cos., Inc. (The), Senior Note, 4.55%, 6/24/24	200,000	200,000
Williams Partners L.P., Senior Bond, 4.90%, 1/15/45	200,000	190,917
Woodside Finance Ltd., 3.70%, 3/15/28(a)	500,000	472,337
WPX Energy, Inc., Senior Note, 5.75%, 6/1/26	150,000	150,000
Total Energy		27,598,602
FINANCIAL - 15.4%
Abay Leasing 2014 LLC, 2.65%, 11/9/26	708,333	696,230
Acrisure LLC / Acrisure Finance, Inc., Senior Note, 7.00%, 11/15/25(a)	100,000	91,000
Alexandria Real Estate Equities, Inc., 4.00%, 1/15/24	400,000	402,053
Ally Financial, Inc., Senior Note, 3.75%, 11/18/19	350,000	349,563
Ally Financial, Inc., Senior Note, 4.13%, 3/30/20	500,000	500,625
American Express Co., Senior Note, 2.50%, 8/1/22	498,000	477,416
American International Group, Inc., Senior Bond, 3.88%, 1/15/35	16,000	14,207
Ardonagh Midco 3 PLC, Senior Secured Note, 8.63%, 7/15/23(a)	200,000	203,000
ASB Bank Ltd., Senior Note, 3.75%, 6/14/23(a)	1,200,000	1,194,193
ASP AMC Merger Sub, Inc., Senior Note, 8.00%, 5/15/25(a)	150,000	124,500
AssuredPartners, Inc., Senior Note, 7.00%, 8/15/25(a)	100,000	96,250
Athene Holding Ltd., Senior Note, 4.13%, 1/12/28	390,000	359,503
AXA Equitable Holdings, Inc., Senior Bond, 5.00%, 4/20/48(a)	87,000	80,092
Bank of America Corp., Junior Subordinated Bond, 5.88%, 3/15/28(c)	350,000	342,125
Bank of America Corp., Senior Bond, 3.82%, 1/20/28(c)	725,000	706,943
Bank of America Corp., Senior Bond, 3.97%, 3/5/29(c)	610,000	600,142
Bank of America Corp., Senior Note, 2.15%, 11/9/20	500,000	488,673
Bank of America Corp., Senior Note, 3.55%, 3/5/24(c)	360,000	356,198
Bank of America Corp., Subordinated Bond, 6.11%, 1/29/37	590,000	677,324
Bank of America Corp., Subordinated Note, 4.18%, 11/25/27	809,000	787,580
Bank of Montreal, Subordinated Bond, 3.80%, 12/15/32(c)	500,000	463,155
Bank of New York Mellon Corp. (The), Subordinated Bond, 3.30%, 8/23/29	500,000	464,605
Bank of Nova Scotia (The), Junior Subordinated Note, 4.65%, 10/12/22(c)	435,000	393,675
Bank of Nova Scotia (The), Senior Note, 2.45%, 3/22/21	1,200,000	1,173,690
Barclays PLC, Junior Subordinated Bond, 8.25%, 12/15/18(c)(e)	200,000	203,217
Barclays PLC, Senior Bond, 4.97%, 5/16/29(c)	200,000	198,067
BB+TCorp. SR UNSECURED 06/25 3.7, Senior Note, 3.70%, 6/5/25	1,000,000	994,705
BB+TCorp. SR UNSECURED 09/21 3.2, Senior Note, 3.20%, 9/3/21	290,000	289,059
BNP Paribas S.A., Senior Note, 3.80%, 1/10/24(a)	520,000	508,114
BPCE S.A., Subordinated Note, 4.50%, 3/15/25(a)	210,000	204,668
Brandywine Operating Partnership L.P., 3.95%, 2/15/23	500,000	497,479
Brighthouse Financial, Inc., Senior Bond, 4.70%, 6/22/47	76,000	62,590
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	472,482
Canadian Imperial Bank of Commerce, 3.15%, 6/27/21(a)	500,000	500,134
Canadian Imperial Bank of Commerce, Senior Note, 2.10%, 10/5/20	460,000	448,419
Capital One Financial Corp., Subordinated Note, 3.75%, 7/28/26	186,000	172,770
Charles Schwab Corp. (The), Senior Note, 2.65%, 5/21/21(c)	1,000,000	1,004,059
Citibank NA, Senior Note, 2.13%, 10/20/20	270,000	263,381
Citigroup, Inc., Junior Subordinated Note, 5.90%, 2/15/23(c)(e)	250,000	254,375
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28(c)	161,000	153,062
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29(c)	1,025,000	1,005,633

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Citigroup, Inc., Senior Note, 2.88%, 7/24/23(c)	299,000	288,237
Citigroup, Inc., Subordinated Bond, 4.75%, 5/18/46	172,000	163,432
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	111,000	123,960
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	879,000	864,822
Citizens Bank NA/Providence, (3 month USD LIBOR + 0.810%), 3.13%, 5/26/22(c)	1,550,000	1,547,321
Citizens Bank NA/Providence, Senior Note, 2.25%, 3/2/20	500,000	491,443
Cooke Omega Investments, Inc. / Alpha VesselCo Holdings, Inc., Senior Secured Note, 8.50%, 12/15/22(a)	50,000	50,500
Credit Agricole S.A., Senior Note, 3.25%, 10/4/24(a)	500,000	470,645
Credit Suisse AG, Senior Note, 3.00%, 10/29/21	620,000	611,651
Danske Bank A/S, Senior Note, 3.88%, 9/12/23(a)	200,000	198,376
Digital Realty Trust L.P., 3.95%, 7/1/22	500,000	504,973
Drawbridge Special Opportunities Fund L.P. / Drawbridge Special Opportunities Fin, Senior Note, 5.00%, 8/1/21(a)	1,200,000	1,206,916
Enstar Group Ltd., Senior Note, 4.50%, 3/10/22	80,000	79,732
EPR Properties, 4.95%, 4/15/28	69,000	67,481
Equinix, Inc., Senior Note, 5.38%, 4/1/23	200,000	204,725
Equinix, Inc., Senior Note, 5.75%, 1/1/25	50,000	50,360
FBM Finance, Inc., Senior Secured Note, 8.25%, 8/15/21(a)	220,000	229,075
FelCor Lodging L.P., 6.00%, 6/1/25	150,000	153,750
First Niagara Financial Group, Inc., Subordinated Note, 7.25%, 12/15/21	149,000	165,687
Five Corners Funding Trust, Senior Note, 4.42%, 11/15/23(a)	600,000	617,123
FS Investment Corp., Senior Note, 4.25%, 1/15/20	945,000	946,977
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	340,000	332,168
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	360,000	348,545
Genworth Holdings, Inc., 7.70%, 6/15/20	25,000	25,750
Goldman Sachs Bank USA, Senior Note, 3.20%, 6/5/20	85,000	85,309
Goldman Sachs Group, Inc. (The), Senior Bond, 4.02%, 10/31/38(c)	336,000	305,939
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29(c)	1,215,000	1,196,502
Goldman Sachs Group, Inc. (The), Senior Bond, 6.13%, 2/15/33	385,000	440,024
Goldman Sachs Group, Inc. (The), Senior Note, 2.91%, 6/5/23(c)	111,000	107,043
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	435,000	516,731
HNA 2015 LLC, 2.37%, 9/18/27	484,743	468,284
HSBC Holdings PLC, Junior Subordinated Bond, 6.00%, 5/22/27(c)(e)	200,000	185,500
HSBC Holdings PLC, Junior Subordinated Note, 6.25%, 3/23/23(c)	200,000	196,250
HSBC Holdings PLC, Senior Bond, 4.58%, 6/19/29(c)	200,000	201,926
HSBC Holdings PLC, Senior Note, 3.03%, 11/22/23(c)	500,000	482,468
HUB International Ltd., Senior Note, 7.00%, 5/1/26(a)	150,000	148,125
Hunt Cos., Inc., Senior Secured Note, 6.25%, 2/15/26(a)	100,000	93,250
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.00%, 8/1/20	200,000	202,500
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.25%, 2/1/22	200,000	204,000
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 6.38%, 12/15/25	100,000	100,125
Intesa Sanpaolo SpA, Senior Note, 3.88%, 1/12/28(a)	200,000	171,377
Iron Mountain, Inc., 5.25%, 3/15/28(a)	150,000	138,810
Jefferies Finance LLC / JFIN Co-Issuer Corp., Senior Note, 7.38%, 4/1/20(a)	250,000	251,183
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., Senior Bond, 4.15%, 1/23/30	161,000	142,006
JPMorgan Chase & Co., Junior Subordinated Bond, Series S, 6.75%, 2/1/24(c)(e)	350,000	380,625
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24(c)(e)	299,000	307,223
JPMorgan Chase & Co., Senior Bond, 3.88%, 7/24/38(c)	560,000	517,811
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29(c)	1,270,000	1,253,581
JPMorgan Chase & Co., Senior Note, 2.55%, 3/1/21	877,000	859,389
Kennedy-Wilson, Inc., 5.88%, 4/1/24	225,000	218,250
KeyBank NA, Subordinated Note, 3.40%, 5/20/26	500,000	475,758
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.88%, 8/1/21(a)	150,000	153,293
Liberty Mutual Group, Inc., 4.85%, 8/1/44(a)	120,000	120,217
Lloyds Banking Group PLC, Subordinated Note, 4.58%, 12/10/25	300,000	293,986
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28(a)(c)	100,000	92,278
Manufacturers & Traders Trust Co., (3 month USD LIBOR + 0.640%), 2.94%, 12/1/21(c)	1,000,000	995,102
Manufacturers & Traders Trust Co., Subordinated Note, 3.40%, 8/17/27	500,000	483,213
Markel Corp., Senior Bond, 4.30%, 11/1/47	108,000	99,736
MetLife, Inc., Junior Subordinated Bond, 6.40%, 12/15/66	324,000	343,440
Mid-America Apartments L.P., Senior Note, 4.00%, 11/15/25	1,005,000	995,696
Mitsubishi UFJ Financial Group, Inc., Senior Note, 2.67%, 7/25/22	236,000	227,714
Mitsubishi UFJ Financial Group, Inc., Senior Note, 2.95%, 3/1/21	230,000	227,501
Mitsubishi UFJ Financial Group, Inc., Senior Note, 3.78%, 3/2/25	324,000	322,794

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Mizuho Financial Group, Inc., Senior Note, 2.27%, 9/13/21	380,000	364,659
Mizuho Financial Group, Inc., Senior Note, 3.55%, 3/5/23	700,000	694,703
Morgan Stanley, Senior Bond, 3.59%, 7/22/28(c)	349,000	331,579
Morgan Stanley, Senior Bond, 3.77%, 1/24/29(c)	1,155,000	1,113,008
Morgan Stanley, Senior Bond, 3.97%, 7/22/38(c)	136,000	125,930
Morgan Stanley, Subordinated Note, 4.10%, 5/22/23	520,000	521,809
Morgan Stanley, Subordinated Note, 5.00%, 11/24/25	836,000	866,352
MPT Operating Partnership L.P. / MPT Finance Corp., 6.38%, 3/1/24	150,000	157,125
National Australia Bank Ltd., Senior Note, 3.63%, 6/20/23	250,000	249,337
National Rural Utilities Cooperative Finance Corp., 2.40%, 4/25/22	149,000	143,883
Nationstar Mortgage LLC / Nationstar Capital Corp., 6.50%, 8/1/18	650,000	650,780
Nationwide Building Society, Subordinated Bond, 4.13%, 10/18/32(a)(c)	250,000	228,884
Navient Corp., Senior Note, 5.00%, 10/26/20	225,000	224,438
Navient Corp., Senior Note, 6.75%, 6/25/25	500,000	495,000
Navient Corp., Senior Note, 6.75%, 6/15/26	50,000	48,860
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26(a)	500,000	474,364
New York Life Global Funding, Secured Note, 1.95%, 9/28/20(a)	208,000	202,782
NFP Corp., Senior Note, 6.88%, 7/15/25(a)	100,000	98,000
Penta Aircraft Leasing 2013 LLC, 1.69%, 4/29/25	417,555	398,956
People’s United Bank NA, Subordinated Note, 4.00%, 7/15/24	500,000	498,402
People’s United Financial, Inc., Senior Note, 3.65%, 12/6/22	500,000	498,573
PNC Bank NA, Senior Note, 3.10%, 10/25/27	500,000	473,069
PNC Bank NA, Senior Note, 3.50%, 6/8/23	430,000	430,475
Private Export Funding Corp., Series MM, 2.30%, 9/15/20	500,000	493,951
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	454,930
Prudential Financial, Inc., Junior Subordinated Bond, 4.50%, 9/15/47(c)	111,000	101,843
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43(c)	498,000	513,562
Radian Group, Inc., Senior Note, 4.50%, 10/1/24	150,000	144,750
Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	100,000	94,000
Realogy Group LLC / Realogy Co-Issuer Corp., 5.25%, 12/1/21(a)	150,000	149,625
Regency Centers L.P., 3.75%, 6/15/24	500,000	489,283
Regions Bank, Senior Note, 2.72%, 4/1/21(c)	1,250,000	1,248,468
Regions Financial Corp., Senior Note, 2.75%, 8/14/22	485,000	467,810
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	563,000	723,163
Royal Bank of Scotland Group PLC, Junior Subordinated Bond, 8.63%, 8/15/21(c)(e)	200,000	212,550
Royal Bank of Scotland Group PLC, Senior Bond, 4.89%, 5/18/29(c)	200,000	199,005
Royal Bank of Scotland Group PLC, Senior Note, 3.50%, 5/15/23(c)	300,000	290,533
Royal Bank of Scotland Group PLC, Senior Note, 3.88%, 9/12/23	800,000	777,023
Sandalwood 2013 LLC, 2.82%, 2/12/26	143,044	141,624
Sandalwood 2013 LLC, 2.84%, 7/10/25	501,013	497,389
Santander Holdings USA, Inc., Senior Note, 3.40%, 1/18/23	448,000	432,413
SBA Communications Corp., Senior Note, 4.88%, 7/15/22	150,000	148,688
Springleaf Finance Corp., 6.88%, 3/15/25	200,000	198,500
State Street Corp., Senior Note, 2.65%, 5/19/26	500,000	468,630
SunTrust Banks, Inc., Senior Note, 4.00%, 5/1/25	373,000	374,710
SVB Financial Group, Senior Note, 3.50%, 1/29/25	500,000	484,165
Svenska Handelsbanken AB, 2.40%, 10/1/20	1,200,000	1,178,147
Synovus Financial Corp., Senior Note, 3.13%, 11/1/22	103,000	98,365
Tagua Leasing LLC, 1.90%, 7/12/24	197,691	191,108
Tempo Acquisition LLC / Tempo Acquisition Finance Corp., Senior Note, 6.75%, 6/1/25(a)	100,000	96,000
Toronto-Dominion Bank (The), Senior Note, 1.85%, 9/11/20	276,000	268,778
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(a)	560,000	547,277
US Bancorp, Subordinated Note, 2.95%, 7/15/22	1,000,000	976,827
US Bank NA, Senior Note, 2.62%, 5/21/21(c)	500,000	499,281
VITALITY RE V Ltd. UNSECURED 144A 01/20 VAR, 3.66%, 1/7/20(a)(c)	1,100,000	1,097,360
Wand Merger Corp., Senior Note, 8.13%, 7/15/23	50,000	50,688
Wand Merger Corp., Senior Note, 9.13%, 7/15/26	50,000	50,500
Wells Fargo & Co., Senior Note, 3.07%, 1/24/23	895,000	870,049
Wells Fargo & Co., Subordinated Bond, 4.40%, 6/14/46	25,000	22,867
Wells Fargo & Co., Subordinated Bond, 4.75%, 12/7/46	336,000	324,883
Wells Fargo Bank NA, Senior Note, 2.60%, 1/15/21	300,000	295,350
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/25(a)	150,000	145,688

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

XLIT Ltd., 5.50%, 3/31/45	174,000	180,506
Total Financial		67,314,821
INDUSTRIAL - 5.0%
3M Co., Senior Bond, 3.63%, 10/15/47	500,000	474,674
ABB Finance USA, Inc., 3.38%, 4/3/23	311,000	309,333
Arconic, Inc., Senior Bond, 5.95%, 2/1/37	100,000	96,500
Arconic, Inc., Senior Note, 5.13%, 10/1/24	100,000	99,317
Arconic, Inc., Senior Note, 5.90%, 2/1/27	175,000	176,312
ARD Finance S.A., Senior Secured Note, PIK (7.125% Cash or 7.875% PIK), 7.13%, 9/15/23(d)	200,000	200,500
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(a)	400,000	389,500
BlueLine Rental Finance Corp. / BlueLine Rental LLC, Secured Note, 9.25%, 3/15/24(a)	100,000	106,390
BMC East LLC, Senior Secured Note, 5.50%, 10/1/24(a)	150,000	145,500
Bombardier, Inc., Senior Note, 6.00%, 10/15/22(a)	250,000	248,987
Bombardier, Inc., Senior Note, 7.50%, 3/15/25(a)	100,000	104,125
Bombardier, Inc., Senior Note, 7.75%, 3/15/20(a)	150,000	158,250
Bombardier, Inc., Senior Note, 8.75%, 12/1/21(a)	200,000	220,000
Brand Industrial Services, Inc., Senior Note, 8.50%, 7/15/25(a)	100,000	101,250
Builders FirstSource, Inc., Senior Secured Note, 5.63%, 9/1/24(a)	150,000	146,250
BWAY Holding Co., Senior Note, 7.25%, 4/15/25(a)	275,000	268,125
BWX Technologies, Inc., 5.38%, 7/15/26(a)	50,000	50,625
Caterpillar Financial Services Corp., Senior Note, 2.55%, 11/29/22	186,000	179,588
Caterpillar Financial Services Corp., Senior Note, 3.45%, 5/15/23	261,000	261,877
CH Robinson Worldwide, Inc., Senior Note, 4.20%, 4/15/28	199,000	195,407
CNH Industrial Capital LLC, 4.38%, 4/5/22	149,000	150,550
CNH Industrial N.V., Senior Note, 3.85%, 11/15/27	236,000	220,001
Corning, Inc., Senior Bond, 4.38%, 11/15/57	500,000	435,502
DAE Funding LLC, 4.50%, 8/1/22(a)	250,000	242,500
Energizer Gamma Acquisition, Inc., 6.38%, 7/15/26(a)	50,000	50,844
Flex Acquisition Co., Inc., Senior Note, 7.88%, 7/15/26(a)	50,000	49,805
GATX Corp., Senior Note, 3.08%, 11/5/21(c)	1,500,000	1,506,859
GATX Corp., Senior Note, 3.25%, 9/15/26	106,000	97,833
General Dynamics Corp., 2.88%, 5/11/20	220,000	220,163
Griffon Corp., 5.25%, 3/1/22	150,000	145,935
Harris Corp., Senior Note, 4.40%, 6/15/28	220,000	221,712
Jabil, Inc., Senior Note, 3.95%, 1/12/28	62,000	58,489
James Hardie International Finance DAC, Senior Note, 4.75%, 1/15/25(a)	150,000	146,250
Jeld-Wen, Inc., 4.63%, 12/15/25(a)	150,000	142,875
John Deere Capital Corp., Senior Note, 2.05%, 3/10/20	62,000	61,086
John Deere Capital Corp., Senior Note, 2.35%, 1/8/21	224,000	220,073
Kansas City Southern, 4.30%, 5/15/43	663,000	616,236
Kirby Corp., Senior Note, 4.20%, 3/1/28	199,000	196,030
Martin Marietta Materials, Inc., Senior Bond, 4.25%, 12/15/47	87,000	75,338
Masco Corp., Senior Bond, 4.50%, 5/15/47	149,000	130,322
Mueller Water Products, Inc., Senior Note, 5.50%, 6/15/26(a)	25,000	25,188
Multi-Color Corp., 6.13%, 12/1/22(a)	200,000	204,500
New Enterprise Stone & Lime Co., Inc., Senior Note, 10.13%, 4/1/22(a)	125,000	132,813
New Enterprise Stone & Lime Co., Inc., Senior Secured Note, 6.25%, 3/15/26(a)	25,000	25,250
Novelis Corp., 5.88%, 9/30/26(a)	200,000	191,500
Nvent Finance Sarl, 4.55%, 4/15/28(a)	161,000	157,907
Owens Corning, 4.30%, 7/15/47	373,000	306,730
Owens Corning, 4.40%, 1/30/48	111,000	92,605
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/22(a)	150,000	149,437
Park Aerospace Holdings Ltd., 5.25%, 8/15/22(a)	150,000	148,501
Park-Ohio Industries, Inc., 6.63%, 4/15/27	90,000	91,125
Penske Truck Leasing Co. L.P. / PTL Finance Corp., Senior Note, 3.95%, 3/10/25(a)	287,000	283,601
Penske Truck Leasing Co. L.P. / PTL Finance Corp., Senior Note, 4.13%, 8/1/23(a)	330,000	330,875
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, Senior Secured Note, 5.13%, 7/15/23(a)	250,000	246,875
Rockwell Automation, Inc., Senior Note, 2.88%, 3/1/25	600,000	570,091
Rockwell Collins, Inc., Senior Bond, 4.35%, 4/15/47	555,000	531,038
Siemens Financieringsmaatschappij N.V., 2.20%, 3/16/20(a)	370,000	364,807
SPX FLOW, Inc., 5.63%, 8/15/24(a)	68,000	67,490
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28(a)	75,000	68,813

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Standard Industries, Inc., Senior Note, 5.38%, 11/15/24(a)	215,000	212,312
Standard Industries, Inc., Senior Note, 6.00%, 10/15/25(a)	81,000	81,203
Summit Materials LLC / Summit Materials Finance Corp., 5.13%, 6/1/25(a)	55,000	51,700
Summit Materials LLC / Summit Materials Finance Corp., 6.13%, 7/15/23	100,000	101,500
TopBuild Corp., 5.63%, 5/1/26(a)	125,000	120,000
TransDigm, Inc., 6.00%, 7/15/22	100,000	100,530
TransDigm, Inc., 6.50%, 5/15/25	200,000	202,250
Trimble, Inc., Senior Note, 4.15%, 6/15/23	350,000	350,423
Trimble, Inc., Senior Note, 4.90%, 6/15/28	1,170,000	1,167,464
Triumph Group, Inc., 5.25%, 6/1/22	150,000	144,375
Union Pacific Corp., Senior Bond, 4.38%, 9/10/38	600,000	603,314
Union Pacific Corp., Senior Bond, 4.38%, 11/15/65	425,000	395,274
Union Pacific Corp., Senior Bond, 4.50%, 9/10/48	180,000	181,625
Union Pacific Railroad Co. 2015-1 Pass Through Trust, 2.70%, 5/12/27	558,827	519,709
United Parcel Service, Inc., Senior Bond, 3.40%, 11/15/46	1,135,000	999,364
United Parcel Service, Inc., Senior Note, 2.79%, 4/1/23(c)	1,030,000	1,033,584
United Technologies Corp., Senior Note, 1.90%, 5/4/20	211,000	206,955
US Concrete, Inc., 6.38%, 6/1/24	150,000	150,000
Valmont Industries, Inc., 5.00%, 10/1/44	59,000	55,793
Vertiv Group Corp., Senior Note, 9.25%, 10/15/24(a)	100,000	98,000
Vertiv Intermediate Holding Corp., Senior Note, PIK (12.00% Cash or 13.00% PIK), 12.00%, 2/15/22(a)(d)	200,000	194,000
Vulcan Materials Co., Senior Bond, 4.70%, 3/1/48(a)	184,000	171,787
Waste Management, Inc., 3.90%, 3/1/35	250,000	242,990
Weekley Homes LLC / Weekley Finance Corp., Senior Note, 6.00%, 2/1/23	150,000	146,062
WestRock Co., 3.00%, 9/15/24(a)	500,000	473,812
WestRock Co., 3.38%, 9/15/27(a)	525,000	492,382
XPO Logistics, Inc., 6.50%, 6/15/22(a)	225,000	230,625
Total Industrial		21,637,092
TECHNOLOGY - 2.2%
Advanced Micro Devices, Inc., Senior Note, 7.00%, 7/1/24	350,000	368,375
Apple, Inc., Senior Bond, 3.85%, 8/4/46	325,000	306,275
Apple, Inc., Senior Note, 2.85%, 5/6/21	236,000	235,416
Apple, Inc., Senior Note, 2.85%, 2/23/23	500,000	492,035
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	475,063
BMC Software Finance, Inc., Senior Note, 8.13%, 7/15/21(a)	100,000	102,250
Camelot Finance S.A., Senior Note, 7.88%, 10/15/24(a)	125,000	125,313
CDK Global, Inc., Senior Note, 5.00%, 10/15/24	25,000	25,563
CDK Global, Inc., Senior Note, 5.88%, 6/15/26	50,000	51,063
Dell International LLC / EMC Corp., 5.88%, 6/15/21(a)	250,000	253,393
Dell International LLC / EMC Corp., Senior Secured Bond, 8.10%, 7/15/36(a)	547,000	638,734
Donnelley Financial Solutions, Inc., 8.25%, 10/15/24	200,000	209,500
EMC Corp., Senior Note, 2.65%, 6/1/20	546,000	530,220
Everi Payments, Inc., 7.50%, 12/15/25(a)	100,000	100,250
Exela Intermediate LLC / Exela Finance, Inc., Senior Secured Note, 10.00%, 7/15/23(a)	150,000	153,188
First Data Corp., 7.00%, 12/1/23(a)	600,000	624,948
First Data Corp., Secured Note, 5.75%, 1/15/24(a)	100,000	99,935
Harland Clarke Holdings Corp., Senior Note, 9.25%, 3/1/21(a)	250,000	240,000
Harland Clarke Holdings Corp., Senior Secured Note, 8.38%, 8/15/22(a)	100,000	98,000
Hewlett Packard Enterprise Co., Senior Bond, 6.20%, 10/15/35	149,000	150,043
IBM Credit LLC, Senior Note, 1.63%, 9/6/19	270,000	266,582
IBM Credit LLC, Senior Note, 2.65%, 2/5/21	780,000	772,333
Infor US, Inc., 6.50%, 5/15/22	350,000	351,312
Intel Corp., Senior Note, 2.45%, 7/29/20	398,000	395,505
j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(a)	150,000	151,875
Microsoft Corp., Senior Bond, 3.95%, 8/8/56	325,000	320,498
NCR Corp., 5.88%, 12/15/21	100,000	101,500
NXP B.V. / NXP Funding LLC, 4.13%, 6/1/21(a)	200,000	199,500
Oracle Corp., Senior Bond, 3.80%, 11/15/37	107,000	101,142
Oracle Corp., Senior Bond, 3.85%, 7/15/36	510,000	488,129
Oracle Corp., Senior Bond, 3.90%, 5/15/35	62,000	60,073
Oracle Corp., Senior Bond, 4.00%, 7/15/46	250,000	235,695

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Oracle Corp., Senior Note, 2.95%, 11/15/24	286,000	275,616
Qorvo, Inc., 7.00%, 12/1/25	150,000	161,250
Rackspace Hosting, Inc., 8.63%, 11/15/24(a)	100,000	100,500
Solera LLC / Solera Finance, Inc., Senior Note, 10.50%, 3/1/24(a)	150,000	166,594
Western Digital Corp., 4.75%, 2/15/26	150,000	145,875
Total Technology		9,573,543
UTILITIES - 5.2%
Alabama Power Co., Senior Bond, Series A, 4.30%, 7/15/48	280,000	284,564
Alliant Energy Finance LLC, 3.75%, 6/15/23(a)	300,000	299,842
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	186,000	173,765
AmeriGas Partners L.P. / AmeriGas Finance Corp., Senior Note, 5.50%, 5/20/25	150,000	145,312
Avangrid, Inc., Senior Note, 3.15%, 12/1/24	120,000	115,381
Calpine Corp., Senior Note, 5.38%, 1/15/23	300,000	285,375
Calpine Corp., Senior Note, 5.50%, 2/1/24	150,000	137,812
Comision Federal de Electricidad, Senior Note, 4.88%, 1/15/24(a)	200,000	201,000
Connecticut Light & Power Co. (The), 2.50%, 1/15/23	1,000,000	964,106
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	500,000	497,079
Consolidated Edison Co. of New York, Inc., Senior Bond, 3.85%, 6/15/46	373,000	349,319
Consumers Energy Co., 3.95%, 7/15/47	373,000	367,546
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54(c)	100,000	104,200
Dominion Energy, Inc., Senior Note, 2.93%, 5/15/20(a)(c)	1,000,000	1,001,030
Dominion Energy, Inc., Senior Note, Series D, 2.85%, 8/15/26	186,000	168,428
DOMINION ENERGY, Inc. SR UNSECURED 06/28 4.25, Senior Note, 4.25%, 6/1/28	270,000	269,973
DTE Electric Co., Series A, 4.05%, 5/15/48	373,000	371,492
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	552,879
Duke Energy Progress LLC, 2.80%, 5/15/22	172,000	169,745
Electricite de France S.A., Senior Note, 2.35%, 10/13/20(a)	336,000	329,556
Electricite de France S.A., Senior Note, 3.63%, 10/13/25(a)	500,000	489,354
Exelon Corp., Junior Subordinated Note, 3.50%, 6/1/22	162,000	160,246
FirstEnergy Corp., Senior Bond, Series C, 4.85%, 7/15/47	399,000	407,640
FirstEnergy Corp., Senior Bond, Series C, 7.38%, 11/15/31	609,000	788,936
FirstEnergy Corp., Senior Note, Series B, 3.90%, 7/15/27	211,000	204,616
Fortis, Inc., Senior Note, 2.10%, 10/4/21	504,000	480,895
Fortis, Inc., Senior Note, 3.06%, 10/4/26	330,000	300,556
Georgia Power Co., Senior Note, Series C, 2.00%, 9/8/20	140,000	136,752
Interstate Power & Light Co., Senior Bond, 3.70%, 9/15/46	1,000,000	927,466
Interstate Power & Light Co., Senior Note, 3.25%, 12/1/24	1,000,000	974,282
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23(a)	400,000	442,704
KeySpan Gas East Corp., 2.74%, 8/15/26(a)	500,000	462,554
MidAmerican Energy Co., 3.10%, 5/1/27	653,000	628,174
MidAmerican Energy Co., 3.95%, 8/1/47	500,000	487,200
Nevada Power Co., Series BB, 2.75%, 4/15/20	150,000	149,794
New England Power Co., Senior Bond, 3.80%, 12/5/47(a)	500,000	477,971
NextEra Energy Operating Partners L.P., 4.25%, 9/15/24(a)	250,000	240,625
NextEra Energy Operating Partners L.P., 4.50%, 9/15/27(a)	250,000	233,750
NiSource, Inc., Senior Bond, 4.38%, 5/15/47	87,000	84,426
NRG Energy, Inc., 6.63%, 1/15/27	150,000	154,125
NRG Yield Operating LLC, 5.00%, 9/15/26	150,000	142,875
Pacific Gas & Electric Co., Senior Bond, 4.45%, 4/15/42	100,000	90,620
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	85,935
PSEG Power LLC, 3.85%, 6/1/23	1,110,000	1,104,534
Public Service Co. of Colorado, 3.70%, 6/15/28	181,000	181,781
Public Service Co. of Colorado, 4.10%, 6/15/48	609,000	611,720
Puget Sound Energy, Inc., 4.22%, 6/15/48	220,000	223,311
Sempra Energy, Senior Bond, 3.80%, 2/1/38	500,000	453,659
Sempra Energy, Senior Note, 2.85%, 1/15/21(c)	358,000	358,180
South Carolina Electric & Gas Co., 5.10%, 6/1/65	310,000	312,135
Southern California Edison Co., 3.40%, 6/1/23	1,000,000	996,054
Southern California Edison Co., Series C, 4.13%, 3/1/48	1,110,000	1,049,300
Southern Power Co., Senior Note, 4.15%, 12/1/25	500,000	500,621
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33(a)	500,000	440,671
Talen Energy Supply LLC, 10.50%, 1/15/26(a)	100,000	89,125
Tampa Electric Co., Senior Bond, 4.30%, 6/15/48	500,000	494,504
Union Electric Co., 4.00%, 4/1/48	300,000	293,942

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Vistra Energy Corp., 8.13%, 1/30/26(a)	250,000	271,562
Total Utilities		22,720,999
TOTAL CORPORATE BONDS (Cost: $213,402,777)		212,359,589
U.S. GOVERNMENT OBLIGATIONS - 14.7%
U.S. Treasury Bill, 0.00%, 8/16/18	1,500,000	1,496,585
U.S. Treasury Bill, 0.00%, 4/25/19	1,250,000	1,227,222
U.S. Treasury Bond, 2.75%, 8/15/47	1,585,000	1,510,889
U.S. Treasury Bond, 3.00%, 5/15/47	1,075,000	1,076,974
U.S. Treasury Bond, 3.00%, 2/15/48	3,235,000	3,242,582
U.S. Treasury Coupon Strip, 0.00%, 2/15/37	4,000,000	2,288,733
U.S. Treasury Coupon Strip, 0.00%, 5/15/37	5,100,000	2,892,163
U.S. Treasury Note, 1.00%, 6/30/19	480,000	473,588
U.S. Treasury Note, 1.63%, 4/30/19	2,000,000	1,988,750
U.S. Treasury Note, 1.88%, 4/30/22	8,135,000	7,893,174
U.S. Treasury Note, 2.13%, 9/30/21	4,200,000	4,131,258
U.S. Treasury Note, 2.25%, 11/15/24	3,795,000	3,671,218
U.S. Treasury Note, 2.38%, 8/15/24	8,900,000	8,686,887
U.S. Treasury Note, 2.50%, 5/31/20	5,000,000	4,997,461
U.S. Treasury Note, 2.50%, 5/15/24	4,000,000	3,936,563
U.S. Treasury Note, 2.63%, 5/15/21	1,740,000	1,739,932
U.S. Treasury Note, 2.63%, 6/30/23	500,000	497,461
U.S. Treasury Note, 2.75%, 5/31/23	2,905,000	2,907,610
U.S. Treasury Note, 2.75%, 6/30/25	500,000	497,910
U.S. Treasury Note, 2.88%, 4/30/25	3,175,000	3,186,782
U.S. Treasury Note, 2.88%, 5/31/25	4,000,000	4,014,531
U.S. Treasury Note, 2.88%, 5/15/28	1,964,000	1,967,069
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $63,736,103)		64,325,342
ASSET-BACKED SECURITIES - 11.8%
Allegro CLO IV Ltd., Series 2016-1A, Class A, (3 month USD LIBOR + 1.400%), 3.75%, 1/15/29(a)(c)	1,000,000	1,003,600
Ally Auto Receivables Trust, Series 2018-3, Class A3, 3.00%, 1/17/23	1,200,000	1,199,918
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 1.00%, 7/26/31(a)(c)	1,000,000	997,500
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.99%, 6/20/22(a)	1,100,000	1,088,780
Battalion CLO XI Ltd., Series 2017-11A, Class A, 3.61%, 10/24/29(a)(c)	500,000	501,406
Business Jet Securities LLC, Series 2018-2, Class B, 5.44%, 6/15/33(a)	1,250,000	1,249,961
Capital Automotive REIT, Series 2014-1A, Class A, 3.66%, 10/15/44(a)	1,000,000	988,822
Catamaran CLO Ltd., Series 2014-1A, Class A1AR, 3.62%, 4/22/30(a)(c)	1,000,000	1,002,188
Chesapeake Funding II LLC, Series 2018-1A, Class A1, 3.04%, 4/15/30(a)	1,100,000	1,096,366
CNH Equipment Trust, Series 2017-A, Class A3, 2.07%, 5/16/22	1,250,000	1,235,203
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class A, 3.01%, 2/16/27(a)	1,000,000	990,406
Dell Equipment Finance Trust, Series 2018-1, Class A3, 3.18%, 6/22/23(a)	1,100,000	1,099,886
DLL LLC, Series 2018-1, Class A3, 3.10%, 4/18/22(a)	1,100,000	1,101,617
Dorchester Park CLO Ltd., Series 2015-1A, Class AR, 2.98%, 4/20/28(a)(c)	1,000,000	1,000,000
Drive Auto Receivables Trust, Series 2018-2, Class B, 3.22%, 4/15/22	500,000	500,145
Elevation CLO Ltd., Series 2014-2A, Class A1R, 3.58%, 10/15/29(a)(c)	500,000	500,500
Enterprise Fleet Financing LLC, Series 2017-2, Class A3, 2.22%, 1/20/23(a)	1,300,000	1,274,660
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR, 1.00%, 1/16/26(a)(c)	1,000,000	1,000,000
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44%, 1/15/27(a)	1,100,000	1,085,579
FREED ABS TRUST, Series 2018-1, Class A, 3.61%, 7/18/24(a)	910,000	909,923
FREED ABS TRUST, Series 2018-1, Class B, 4.56%, 7/18/24(a)	190,000	189,995
GM Financial Consumer Automobile Receivables Trust, Series 2017-2A, Class A4, 2.07%, 11/16/22(a)	1,000,000	974,611
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41(a)	597,428	611,111
Hertz Vehicle Financing II L.P., Series 2016-2A, Class A, 2.95%, 3/25/22(a)	1,000,000	985,831
Jackson Mill CLO Ltd., Series 2015-1A, Class AR, 2.90%, 4/15/27(a)(c)	1,250,000	1,250,000
JMP Credit Advisors Clo IV Ltd., Series 2017-1A, Class A, (3 month USD LIBOR + 1.370%), 3.72%, 7/17/29(a)(c)	250,000	249,375
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/26(a)	1,300,000	1,283,090
LTCG Securitization Issuer LLC, Series 2018-A, Class A, 4.59%, 6/15/48(a)	1,250,000	1,249,775

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

MCA Fund II Holding LLC, Series 2017-1, Class A, (3 month USD LIBOR + 1.650%), 3.99%, 8/15/28(a)(c)	880,088	880,062
MMAF Equipment Finance LLC, Series 2018-A, Class A4, 3.39%, 1/10/25(a)	100,000	100,328
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42(a)	100,000	100,580
Mountain View CLO Ltd., Series 2015-9A, Class A1R, 3.17%, 7/15/31(a)(c)	1,000,000	1,000,000
Mountain View CLO LLC, Series 2017-2A, Class A, 3.08%, 1/16/31(a)(c)	260,000	260,000
New Residential Mortgage Loan Trust, Series 2018-RPL1, Class A1, 3.50%, 12/25/57(a)(c)	770,000	765,197
NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 4/18/22(a)	1,200,000	1,185,664
OnDeck Asset Securitization Trust LLC, Series 2018-1A, Class A, 3.50%, 4/18/22(a)	1,100,000	1,100,682
Oportun Funding LLC, Series 2018-B, Class A, 3.91%, 7/8/24	750,000	749,917
Oportun Funding LLC, Series 2018-B, Class B, 4.50%, 7/8/24	490,000	489,952
OZLM IX Ltd., Series 2014-9A, Class A1R, (3 month USD LIBOR + 1.220%), 3.58%, 1/20/27(a)(c)	200,000	200,020
PFS Financing Corp., Series 2017-BA, Class A2, 2.22%, 7/15/22(a)	1,000,000	979,264
Regional Management Issuance Trust, Series 2018-1, Class A, 3.83%, 7/15/27(a)	750,000	749,845
Regional Management Issuance Trust, Series 2018-1, Class B, 4.28%, 7/15/27(a)	510,000	509,986
Renew, Series 2018-1, Class A, 3.95%, 9/20/53(a)	500,000	499,810
Santander Drive Auto Receivables Trust, Series 2018-3, Class B, 3.29%, 10/17/22	1,200,000	1,200,498
Saratoga Investment Corp. Ltd., Series 2013-1A, Class A1R, (3 month USD LIBOR + 1.550%), 3.91%, 10/20/25(a)(c)	250,000	250,000
SBA Tower Trust, Series 2014-1A, Class C, 2.90%, 10/15/44(a)	1,255,000	1,247,074
Sierra Timeshare Funding LLC, Series 2015-3A, Class B, 3.08%, 9/20/32(a)	491,704	488,883
SMART Trust, Series 2016-2US, Class A4A, 2.05%, 12/14/22	515,000	502,719
Sound Point CLO II Ltd., Series 2013-1A, Class A1R, 3.43%, 1/26/31(a)(c)	250,000	249,955
Synchrony Credit Card Master Note Trust, Series 2017-1, Class A, 1.93%, 6/15/23	1,100,000	1,078,161
Taco Bell Funding LLC, Series 2016-1A, Class A2II, 4.38%, 5/25/46(a)	492,500	499,617
TICP CLO IX Ltd., Series 2017-9A, Class A, 2.87%, 1/20/31(a)(c)	1,000,000	999,250
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58(a)(c)	627,042	620,614
Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.75%, 5/25/58(a)(c)	400,000	400,145
Trafigura Securitisation Finance PLC, Series 2017-1A, Class A2, 2.47%, 12/15/20(a)	1,250,000	1,226,250
Vivint Colar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48(a)	250,000	249,919
Vivint Colar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48(a)	1,000,000	999,915
Volkswagen Auto Loan Enhanced Trust, Series 2018-1, Class A3, 3.02%, 11/21/22	1,250,000	1,249,820
Wellfleet CLO Ltd., Series 2018-1A, Class A, 1.00%, 7/17/31(a)(c)	1,000,000	1,000,000
Wendy’s Funding LLC, Series 2015-1A, Class A23, 4.50%, 6/15/45(a)	486,250	491,307
Wendy’s Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45(a)	486,250	491,672
World Financial Network Credit Card Master Trust, Series 2015-B, Class A, 2.55%, 6/17/24	1,000,000	988,725
Zais Clo 9 Ltd., Series 2018-2A, Class A, 1.00%, 7/20/31(a)(c)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES (Cost: $51,423,323)		51,426,079
U.S. GOVERNMENT AGENCIES - 11.2%
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	297,884	282,035
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	416,744	414,224
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	344,574	338,236
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	1,093,106	1,067,405
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	252,870	253,552
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	921,625	924,111
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	410,869	411,977
Federal Home Loan Mortgage Corp., 3.50%, 8/1/46	1,237,409	1,238,913
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	512,808	510,289
Federal Home Loan Mortgage Corp., 3.50%, 8/1/48(f)	250,000	248,323
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	264,737	272,066
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	499,600	513,455
Federal Home Loan Mortgage Corp., 4.00%, 3/1/48	736,196	755,250
Federal Home Loan Mortgage Corp., 4.00%, 8/1/48(f)	500,000	508,731
Federal Home Loan Mortgage Corp., 4.50%, 7/1/48(f)	500,000	520,289
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	298,071	317,509
Federal National Mortgage Association, 1.25%, 8/17/21	2,500,000	2,392,500
Federal National Mortgage Association, 2.50%, 4/1/31	448,196	436,494
Federal National Mortgage Association, 2.50%, 11/1/31	472,052	459,724
Federal National Mortgage Association, 2.50%, 10/1/46	294,290	275,762
Federal National Mortgage Association, 2.63%, 9/6/24	2,500,000	2,457,543
Federal National Mortgage Association, 3.00%, 5/1/32	1,057,553	1,051,593
Federal National Mortgage Association, 3.00%, 11/1/32	1,085,545	1,079,750

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Federal National Mortgage Association, 3.00%, 5/1/43	646,238	631,185
Federal National Mortgage Association, 3.00%, 11/1/46	467,223	453,166
Federal National Mortgage Association, 3.00%, 1/1/47	513,022	497,587
Federal National Mortgage Association, 3.00%, 4/1/47	2,032,515	1,971,330
Federal National Mortgage Association, 3.50%, 7/1/33(f)	1,000,000	1,011,807
Federal National Mortgage Association, 3.50%, 8/1/43	254,896	255,173
Federal National Mortgage Association, 3.50%, 12/1/45	733,024	731,551
Federal National Mortgage Association, 3.50%, 12/1/45	1,005,924	1,003,902
Federal National Mortgage Association, 3.50%, 12/1/46	309,674	309,027
Federal National Mortgage Association, 3.50%, 4/1/47	1,346,890	1,343,765
Federal National Mortgage Association, 3.50%, 8/1/47	2,571,569	2,564,605
Federal National Mortgage Association, 4.00%, 9/1/40	446,616	458,642
Federal National Mortgage Association, 4.00%, 12/1/45	567,765	579,285
Federal National Mortgage Association, 4.00%, 4/1/48	2,544,026	2,596,974
Federal National Mortgage Association, 4.00%, 8/1/48(f)	2,000,000	2,035,938
Federal National Mortgage Association, 4.50%, 9/1/40	469,317	493,676
Federal National Mortgage Association, 4.50%, 2/1/41	827,419	870,498
Federal National Mortgage Association, 4.50%, 2/1/48	63,652	67,041
Federal National Mortgage Association, 4.50%, 3/1/48	273,620	288,186
Federal National Mortgage Association, 4.50%, 7/1/48	1,735,000	1,808,893
Federal National Mortgage Association, 4.50%, 8/1/48(f)	250,000	259,829
Federal National Mortgage Association, 5.00%, 9/1/40	369,887	396,452
Federal National Mortgage Association, 5.00%, 2/1/41	200,749	215,627
Federal National Mortgage Association, 5.00%, 8/1/48(f)	250,000	264,313
Government National Mortgage Association, 2.50%, 12/20/46	142,817	135,537
Government National Mortgage Association, 3.00%, 12/20/42	545,795	539,069
Government National Mortgage Association, 3.00%, 12/20/45	240,240	236,313
Government National Mortgage Association, 3.00%, 9/20/46	382,023	375,037
Government National Mortgage Association, 3.00%, 2/20/47	818,749	802,473
Government National Mortgage Association, 3.00%, 12/20/47	1,175,352	1,150,289
Government National Mortgage Association, 3.50%, 2/20/42	480,024	485,582
Government National Mortgage Association, 3.50%, 11/20/42	310,915	314,515
Government National Mortgage Association, 3.50%, 8/20/45	169,600	170,623
Government National Mortgage Association, 3.50%, 9/20/45	171,511	172,546
Government National Mortgage Association, 3.50%, 12/20/46	1,337,283	1,343,200
Government National Mortgage Association, 3.50%, 1/20/48	2,066,917	2,076,062
Government National Mortgage Association, 4.00%, 11/20/40	256,216	264,890
Government National Mortgage Association, 4.00%, 2/20/46	678,946	700,625
Government National Mortgage Association, 4.00%, 3/20/46	258,915	266,703
Government National Mortgage Association, 4.00%, 8/1/48(f)	250,000	255,796
Government National Mortgage Association, 4.50%, 9/20/39	254,788	268,150
Government National Mortgage Association, 4.50%, 7/20/41	141,211	148,507
Government National Mortgage Association, 4.50%, 2/20/47	131,358	137,932
Government National Mortgage Association, 4.50%, 8/1/48(f)	750,000	778,257
Government National Mortgage Association, 5.00%, 7/20/45	376,190	400,529
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $48,584,133)		48,860,818
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.6%
20 Times Square Trust, Series 2018-20TS, Class E, 3.20%, 5/15/35(a)(c)	210,000	197,790
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	504,989
Benchmark Mortgage Trust, 2018B4, Class AM, 4.31%, 7/15/51	750,000	772,498
CD 2016-CD2 Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49(c)	500,000	492,666
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	114,286	113,246
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	106,573
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.02%, 5/15/46(c)	257,821	262,926
COMM Mortgage Trust, Series 2013-CR6, Class B, 3.40%, 3/10/46(a)	500,000	489,342
COMM Mortgage Trust, Series 2015-DC1, Class A5, 3.35%, 2/10/48	700,000	691,833
COMM Mortgage Trust, Series 2018-COR3, Class A3, 4.23%, 5/10/51	500,000	517,049
Csail Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	142,824	139,516
Csail Commercial Mortgage Trust, Series 2016-C5, Class B, 4.46%, 11/15/48(c)	300,000	305,197
DBJPM Mortgage Trust, Series 2016-C3, Class A4, 2.63%, 9/10/49	1,100,000	1,021,449
DBUBS Mortgage Trust, Series 2011-LC1A, Class D, 5.88%, 11/10/46(a)(c)	500,000	522,754

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1, (1 month USD LIBOR + 1.200%), 3.29%, 7/25/29(c)	339,011	341,662
Federal Home Loan Mortgage Corp., Series 2017-DNA3, Class M1, 2.84%, 3/25/30(c)	475,594	476,769
Federal Home Loan Mortgage Corp., Series 2018-DNA1, Class M1, 2.54%, 7/25/30(c)	495,788	493,736
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1, 3.82%, 5/25/48(a)(c)	10,000	10,004
Federal Home Loan Mortgage Corp., Series K071, Class A2, 3.29%, 11/25/27	1,400,000	1,381,278
Federal Home Loan Mortgage Corp., Series K076, Class A2, 3.90%, 4/25/28	550,000	568,973
Federal Home Loan Mortgage Corp., Series K076, Class AM, 3.90%, 4/25/28	325,000	334,920
Federal Home Loan Mortgage Corp., Series K077, Class A2, 3.85%, 5/25/28(c)	770,000	793,532
Federal Home Loan Mortgage Corp., Series K077, Class AM, 3.85%, 5/25/28(c)	150,000	154,103
Federal Home Loan Mortgage Corp., Series W5FX, Class AFX, 3.21%, 4/25/28(c)	580,000	569,124
Federal National Mortgage Association, Series 2018-C01, Class 1M1, 2.69%, 7/25/30(c)	484,120	483,474
Federal National Mortgage Association, Series 2018-C04, Class 2M1, 2.85%, 12/25/30(c)	10,000	10,000
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.33%, 6/25/28(c)	500,000	495,795
FREMF Mortgage Trust, Series 2015-K46, Class B, 3.82%, 4/25/48(a)(c)	225,000	218,775
GS Mortgage Securities Trust, Series 2010-C2, Class D, 5.36%, 12/10/43(a)(c)	500,000	508,797
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,100,000	1,074,739
GS Mortgage Securities Trust, Series 2016-GS4, Class AS, 3.65%, 11/10/49(c)	670,000	660,692
GS Mortgage Securities Trust, Series 2017-GS8, Class C, 4.48%, 11/10/50(c)	401,000	394,892
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42(a)	559,186	549,770
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	1,045,676
JP Morgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47(a)(c)	490,160	484,301
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 2.84%, 4/25/46(a)(c)	100,000	100,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	500,000	496,433
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	114,286	113,847
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A3, 3.50%, 12/15/48	1,100,000	1,091,012
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class A4, 3.46%, 3/15/50	1,100,000	1,077,982
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class A3A, 2.88%, 6/15/49	1,100,000	1,042,243
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	1,000,000	967,586
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A3, 3.94%, 6/15/51	1,100,000	1,114,948
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class B, 4.90%, 11/15/46(c)	500,000	521,866
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 5.05%, 11/15/46(c)	375,000	382,928
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	171,496	169,727
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	114,286	109,484
Morgan Stanley Capital Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	605,476
Shellpoint Co-Originator Trust, Series 2016-1, Class 1A10, 3.50%, 11/25/46(a)(c)	494,724	490,171
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	145,881
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	305,000	296,061
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,119,108
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	514,997
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A3, 3.54%, 12/15/48	114,286	113,687
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class C, 4.31%, 3/15/50(c)	500,000	488,201
WFRBS Commercial Mortgage Trust, Series 2013-C11, Class B, 3.71%, 3/15/45(c)	500,000	498,451
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $28,530,098)		28,648,929
SUPRANATIONAL BONDS - 1.6%
Asian Development Bank, 2.13%, 3/19/25	500,000	473,539
European Investment Bank, 1.63%, 8/14/20	460,000	449,894
European Investment Bank, 2.38%, 5/24/27	500,000	474,046
European Stability Mechanism, Senior Note, 2.13%, 11/3/22(a)	1,000,000	966,916
International Development Association, 2.75%, 4/24/23(a)	500,000	497,057
International Finance Corp., 1.75%, 3/30/20	1,000,000	984,836
Kreditanstalt fuer Wiederaufbau, 1.88%, 11/30/20	1,000,000	979,610
North American Development Bank, 2.30%, 10/10/18	1,000,000	999,350
North American Development Bank, 2.40%, 10/26/22	1,000,000	964,604
TOTAL SUPRANATIONAL BONDS (Cost: $6,781,291)		6,789,852

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

MUNICIPAL BONDS - 1.5%
CALIFORNIA - 1.0%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	208,362
Chula Vista Municipal Financing Authority, Revenue Bonds, 4.28%, 12/1/48	1,000,000	1,006,670
State of California, General Obligation, 2.25%, 10/1/23	1,000,000	955,530
State of California, General Obligation, 4.60%, 4/1/38	500,000	523,740
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	391,454
State of California, General Obligation, High Speed Passenger Train, 2.19%, 4/1/47(c)	500,000	494,175
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	480,735
Total California		4,060,666
HAWAII - 0.1%
City & County of Honolulu, HI, General Obligation, Green Bond, Series D, 2.14%, 10/1/23	550,000	525,498
NEW JERSEY - 0.1%
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	436,299
OREGON - 0.1%
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31(a)	500,000	490,195
TEXAS - 0.2%
Texas Water Development Board, Revenue Bonds, State Water Implementation Funds, Series B, 3.70%, 10/15/47	1,000,000	967,280
TOTAL MUNICIPAL BONDS (Cost: $6,487,074)		6,479,938
FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
INDONESIA - 0.2%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	189,815
Indonesia Government International Bond, 4.13%, 1/15/25(a)	400,000	392,640
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 3/1/23(a)	500,000	489,570
Total Indonesia		1,072,025
IRAQ - 0.1%
Iraq Government AID Bond, 2.15%, 1/18/22	500,000	489,994
QATAR - 0.0%
Qatar Government International Bond, 4.50%, 4/23/28(a)	200,000	201,838
SAUDI ARABIA - 0.1%
Saudi Government International Bond, 4.00%, 4/17/25(a)	300,000	298,518
TUNISIA - 0.0%
Tunisia Government AID Bonds, 1.42%, 8/5/21	200,000	192,140
UKRAINE - 0.3%
Ukraine Government AID Bonds, 1.47%, 9/29/21	1,120,000	1,075,181
UNITED ARAB EMIRATES - 0.1%
Abu Dhabi Government International Bond, 3.13%, 10/11/27(a)	250,000	232,650
URUGUAY - 0.0%
Uruguay Government International Bond, 5.10%, 6/18/50	150,000	147,450
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $3,692,698)		3,709,796

Information Classification: Limited Access

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)
PFM MULTI-MANAGER FIXED-INCOME FUND
June 30, 2018

FOREIGN GOVERNMENT AGENCIES - 0.6%
Canada - 0.2%
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	961,931
Norway - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25(a)	500,000	471,380
Sweden - 0.3%
Kommuninvest I Sverige AB, 1.50%, 4/23/19(a)	1,000,000	991,907
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $2,418,870)		2,425,218
SHORT-TERM INVESTMENTS - 5.6%
State Street Institutional Treasury Money Market Fund Investor Class Shares, 1.66%(g)	24,520,291	24,520,291
TOTAL INVESTMENTS - 103.1% (Cost: $449,576,658)		449,545,852
OTHER ASSETS, LESS LIABILITIES - (3.1)%		(13,414,664)
NET ASSETS - 100.0%		$436,131,188

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At June 30, 2018, the value of these securities was $108,669,489, representing 24.9% of net assets.
(b)	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption registration. The security has been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities was $328,301, representing 0.1% of net assets.
(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(e)	Perpetual floating rate security. Date shown reflects the next reset date.
(f)	To-be-announced (“TBA”) security.
(g)	The rate shown is the annualized seven-day yield at June 30, 2018.

Futures contracts open at June 30, 2018:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED – 2.4%
U.S. Treasury 5-Year Notes	Long	6,300,000	09/28/2018	$7,157,883	$14,541
U.S. Treasury Ultra Long-Term Bonds	Long	2,100,000	09/19/2018	3,350,812	48,906
Total					$63,447
CONTRACTS SOLD – (3.3)%
U.S. Treasury 2-Year Notes	Short	(3,600,000)	09/28/2018	$(3,812,906)	$(5,117)
U.S. Treasury 10-Year Notes	Short	(2,800,000)	09/19/2018	(3,365,250)	2,633
U.S. Treasury Long-Term Bonds	Short	(5,100,000)	09/19/2018	(7,395,000)	(84,544)
Total					$(87,028)

Information Classification: Limited Access

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2018 (Unaudited)

1.  Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a continuously-offered open-end management investment company issuing shares. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund offers Institutional Class, Advisers Class and R Class shares. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of U.S. equity securities. The International Equity Fund seeks to provide long-term capital appreciation through a diversified portfolio consisting primarily of non-U.S. equity securities. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

2.  Summary of Significant Accounting Policies

Investment Valuation

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

• Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

• Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Domestic Equity Fund
Assets:
Investments in Securities:
Common Stocks	$513,400,012	$-	$-	$513,400,012
Money Market Funds	13,732,247		-	13,732,247
Total Investments in Securities	$527,132,259	$-	$-	$527,132,259
Liabilities:
Other Financial Instruments:
Futures Contracts	$(104,391)	$-	$-	$(104,391)

	Level 1	Level 2	Level 3	Total
PFM Multi-Manager International Equity Fund
Assets:
Investments in Securities:
Common Stocks:
Australia	$7,525,289	$1,685,331	$-	9,210,620
Austria	861,157	44,937	-	906,094
Belgium	314,974	1,762,842	-	2,077,816
Brazil	3,397,054	-	-	3,397,054
Britain	20,741,602	15,356,293	-	36,097,895
Canada	15,701,926	-	-	15,701,926
Chile	314,720	-	-	314,720
China	4,722,964	8,429,625	-	13,152,589
Colombia	130,518	-	-	130,518
Czech Republic	37,564	8,917	-	46,481
Denmark	2,289,243	1,734,498	-	4,023,741
Egypt	32,886	-	-	32,886
Finland	2,286,421	219,137	-	2,505,558
France	12,790,090	9,490,000	-	22,280,090
Germany	9,626,508	3,800,721	-	13,427,229
Greece	38,641	47,292	-	85,933
Hong Kong	5,000,102	4,665,947	-	9,666,049
Hungary	45,998	32,616	-	78,614
India	1,268,740	-	-	1,268,740
Indonesia	954,012	230,842	-	1,184,854
Ireland	4,374,769	1,377,049	-	5,751,818
Isle of Man	-	55,367	-	55,367
Israel	384,417	11,283	-	395,700
Italy	1,969,405	646,256	-	2,615,661
Japan	43,109,890	5,199,601	-	48,309,491
Jersey	-	53,492	-	53,492
Luxembourg	838,925	217,182	-	1,056,107
Macau	-	107,184	-	107,184
Malaysia	338,283	273,202	-	611,485
Mexico	2,146,830	26,869	-	2,173,699
Netherlands	4,834,201	7,577,300	-	12,411,501
New Zealand	127,878	38,028	-	165,906
Norway	2,710,496	813,376	-	3,523,872
Peru	127,113	-	-	127,113
Philippines	143,377	94,561	-	237,938
Poland	149,631	169,697	-	319,328
Portugal	50,424	70,443	-	120,867
Romania	25,416	-	-	25,416
Russia	1,032,623	950,482	-	1,983,105
Singapore	2,426,527	375,506	-	2,802,033
South Africa	1,692,274	2,244,379	-	3,936,653
South Korea	1,253,931	-	-	1,253,931
Spain	2,050,510	2,318,957	-	4,369,467
Sweden	4,740,814	3,972,651	-	8,713,465
Switzerland	11,101,203	6,571,922	-	17,673,125
Taiwan	1,901,120	-	-	1,901,120
Thailand	2,036,511	369,130	-	2,405,641
Turkey	-	1,339,617	-	1,339,617
United Arab Emirates	125,636	77,928	-	203,564
United States	1,873,083	1,778,986	-	3,652,069
Exchange-Traded Funds	11,628,090	-	-	11,628,090
Rights:			-
Italy	-	0	-	0
Spain	6,445	-	-	6,445
Preferred Stocks:
Brazil	677,926	-	-	677,926
Chile	30,130	-	-	30,130
Colombia	66,327	-	-	66,327
Germany	1,064,094	19,326	-	1,083,420
Money Market Funds	13,584,167	-	-	13,584,167
Total Investments in Securities	$206,702,875	$84,258,772	$-	$290,961,647
Liabilities:
Other Financial Instruments:
Futures Contracts	$(168,930)	$-	$-	$(168,930)

	Level 1	Level 2	Level 3	Total
PFM Multi-Manager Fixed Income Fund
Assets:
Investments in Securities:
Corporate Bonds	$-	$212,359,589	$-	$212,359,589
U.S. Government Obligations	-	64,325,342	-	64,325,342
Asset-Backed Securities	-	51,426,079	-	51,426,079
U.S. Government Agencies	-	48,860,818	-	48,860,818
Commercial Mortgage-Backed Securities	-	28,648,929	-	28,648,929
Supranational Bonds	-	6,789,852	-	6,789,852
Municipal Bonds	-	6,479,938	-	6,479,938
Foreign Government Obligations	-	3,709,796	-	3,709,796
Foreign Government Agencies	-	2,425,218	-	2,425,218
Money Market Funds	24,520,291	-	-	24,520,291
Total Investments in Securities	$24,520,291	$425,025,561	$-	$449,545,852
Other Financial Instruments:
Futures Contracts	$66,080	$-	$-	$66,080
Liabilities:
Other Financial Instruments:
Futures Contracts	$(89,661)	$-	$-	$(89,661)

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) THE REGISTRANT’S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAS CONCLUDED THAT THE REGISTRANT’S DISCLOSURE CONTROLS AND PROCEDURES (AS DEFINED IN RULE 30a-3(c) UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE “1940 ACT”)) ARE EFFECTIVE BASED ON HIS EVALUATION OF THESE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS DOCUMENT.

(b) DURING THE LAST FISCAL QUARTER, THERE WAS NO CHANGE IN THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING (AS DEFINED IN RULE 30a-3(d) UNDER THE 1940 ACT) THAT HAS MATERIALLY AFFECTED, OR IS REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT’S INTERNAL CONTROL OVER FINANCIAL REPORTING.

Item 3. Exhibits.

(a) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT PURSUANT TO RULE 30a-2(a) OF THE 1940 ACT IS ATTACHED HERETO AS EXHIBIT 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PFM Multi-Manager Series Trust

By (Signature and Title)	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer)
Date	8/29/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John Spagnola
John Spagnola
President (Principal Executive Officer) .
Date	8/29/18

By (Signature and Title)	/s/ Mark Yasenchak
Mark Yasenchak
Treasurer (Principal Financial Officer)
Date	8/29/18